UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – December 31, 2011

Item 1: Reports to Shareholders

Annual Report | December 31, 2011

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

> For the fiscal year ended December 31, 2011, Vanguard Tax-Managed Balanced Fund returned nearly 6%. Admiral Shares of Vanguard’s three domestic tax-managed stock funds returned between 1% and 2%.

> Although not bound by a strict indexing strategy, the three stock funds posted returns consistent with those of their benchmark indexes. The Tax-Managed Balanced Fund trailed its index by about 1 percentage point.

> The funds distributed no capital gains, meeting their tax-management objectives as they have since inception.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	9
Tax-Managed Growth and Income Fund.	48
Tax-Managed Capital Appreciation Fund.	65
Tax-Managed Small-Cap Fund.	84
Your Fund’s After-Tax Returns.	104
About Your Fund’s Expenses.	106
Glossary.	108

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Tax-Managed Balanced Fund	5.58%
Tax-Managed Balanced Composite Index	6.54
Mixed-Asset Target Allocation Moderate Funds Average	0.31
Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Growth and Income Fund
Admiral™ Shares	2.00%
Institutional Shares	2.05
S&P 500 Index	2.11
Large-Cap Core Funds Average	-0.72
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral Shares	1.38%
Institutional Shares	1.39
Russell 1000 Index	1.50
Multi-Cap Core Funds Average	-2.68
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	1.22%
Institutional Shares	1.26
S&P SmallCap 600 Index	1.02
Small-Cap Core Funds Average	-3.67
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Vanguard’s domestic tax-managed funds weathered extreme volatility to deliver modest gains for the 12 months ended December 31. The Tax-Managed Balanced Fund had the highest return of the group, nearly 6%, as the fund benefited from strength in its tax-exempt municipal bond holdings. Returns for Admiral Shares of the stock funds—Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, and Tax-Managed Small-Cap—fell in a narrow range of between 1% and 2%. Those seemingly unremarkable results masked a roller-coaster of a year, which ended with U.S. stocks about where they started.

The funds met their tax-management objective, as they have since their inception. In the Performance at a Glance chart on page 8, you can see that the funds’ advisors, Vanguard’s Quantitative Equity Group and Fixed Income Group, continued to avoid distributing capital gains to shareholders. The advisors used a variety of portfolio management strategies to accomplish this while deviating as little as possible from a pure indexing strategy.

You may wish to review the table showing after-tax returns for the past one, five, and ten years that appears later in this report.

Big dramas and small numbers in the U.S. stock market
The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the economic and political dramas that monopolized investors’ attention for much of the year.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Funds extend gains, saved by late recovery
For the third straight year, Vanguard’s four domestic tax-managed funds posted positive results. (We review the performance of Vanguard Tax-Managed International Fund in a separate report.) But 2011’s advance was far more modest than those of the previous two years; in fact, only a fourth-quarter rally saved the funds from negative returns.

The Tax-Managed Balanced Fund’s return of nearly 6% was significantly ahead of the average return of peer funds but trailed that of its benchmark index by a little less than 1 percentage point. All of

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.15%	—	0.97%
Tax-Managed Growth and Income Fund	0.12	0.08%	1.26
Tax-Managed Capital Appreciation Fund	0.12	0.08	1.18
Tax-Managed Small-Cap Fund	0.18	0.08	1.38

The fund expense ratios shown are from the prospectus dated July 15, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the funds’ expense ratios were: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. Peer group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Growth and Income Fund, Large-Cap Core Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

the benchmark’s bonds have maturities of between six and eight years, and these performed exceptionally well in 2011. Your fund holds bonds with a more diversified range of maturities and, hence, underperformed.

On the whole, municipal bonds had an unusually strong year, generally outperforming both taxable bonds and stocks. The muni market was snapping back from a difficult 2010, when fears about states’ finances had put pressure on bond prices. At the end of 2011,

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Tax-Managed Balanced Fund	4.63%
Tax-Managed Balanced Composite Index	5.16
Mixed-Asset Target Allocation Moderate Funds Average	3.78
Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

Tax-Managed Growth and Income Fund Admiral Shares	2.92%
S&P 500 Index	2.92
Large-Cap Core Funds Average	1.45
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Tax-Managed Capital Appreciation Fund Admiral Shares	3.40%
Russell 1000 Index	3.34
Multi-Cap Core Funds Average	2.65
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Tax-Managed Small-Cap Fund Admiral Shares	7.14%
S&P SmallCap 600 Index	7.09
Small-Cap Core Funds Average	5.38
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

the balanced fund had a little more than one-half of its assets in muni bonds. The remainder was invested mostly in large-capitalization stocks, which advanced just slightly.

Not surprisingly, the two tax-managed funds devoted to large-cap stocks had modest gains for the year. The Tax-Managed Growth and Income Fund returned 2.00% and the Tax-Managed Capital Appreciation Fund returned 1.38% (returns cited are for Admiral Shares). Both results were in line with their respective indexes and significantly better than peer funds’ average returns, which were negative.

For both of the large-cap funds, consumer staples and health care were bright spots. Those two sectors are considered “defensive,” meaning demand for their products and services is expected to stay stable even if the economy slows. The funds saw gains in shares of discount retailers, pharmaceutical firms, and tobacco companies. The weakest performer was the financial sector, which was troubled by a host of problems, including continuing home mortgage defaults and concerns about the fallout from Europe’s debt crisis.

The Tax-Managed Small-Cap Fund returned 1.22% for Admiral Shares. As with its large-cap counterparts, the fund’s performance was in line with that of its index and considerably better than the average return of its peers. Health care and utilities were the standout sectors. Industrials and information technology were notably weak; shares of everything from trucking companies to software firms declined in the face of worries about the economic outlook.

Long-term performance has been competitive
For the decade ended December 31, 2011, Vanguard’s domestic tax-managed funds have posted average annual returns ranging from nearly 3% for the Tax-Managed Growth and Income Fund to about 7% for the Tax-Managed Small-Cap Fund. At first glance, these results aren’t especially impressive, but all four of the funds outpaced the average returns of their respective peers. It’s also important to keep in mind the challenges of the past decade—from the aftermath of the bursting of the dot-com bubble to, more recently, the European debt crisis.

Vanguard’s Quantitative Equity Group and Fixed Income Group deserve credit for the funds’ success at both tracking their benchmark indexes and meeting their tax-management objectives. Unlike many of their peers, the Vanguard Tax-Managed Funds have never distributed taxable capital gains to shareholders. The advisors hope to continue this record for many years as they manage each fund’s holdings with tax consequences in mind.

Stay focused on what you can control
As I mentioned, the past year—and the past decade, for that matter—have been volatile, and it’s natural to feel some anxiety as a result of what we’ve experienced. But rather than worry about the market’s gyrations, which you can’t control, it’s more constructive to focus instead on what you can control. This point was underscored by a recent Vanguard research paper, Penny Saved, Penny Earned, which can be found at vanguard.com/research. The study showed that retirement investors have a greater likelihood of reaching their goals if they increase their savings rate and their savings time horizon rather than simply counting on the possibility of higher portfolio returns.

As always, Vanguard encourages you to create a long-term investment plan that includes a mix of stocks, bonds, and short-term investments that are appropriate for your goals and risk tolerance. A well-balanced portfolio can help cushion some of the market’s volatility while allowing you to participate in its long-term potential for growth. For the tax-conscious investor, Vanguard’s Tax-Managed Funds, with their proven tax efficiency and low expense ratios, can play a useful role in such a plan.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2012

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$19.96	$20.55	$0.514	$0.000
Vanguard Tax-Managed Growth and Income
Fund
Admiral Shares	$56.31	$56.33	$1.102	$0.000
Institutional Shares	27.40	27.41	0.548	0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Admiral Shares	$62.56	$62.36	$1.070	$0.000
Institutional Shares	31.09	30.98	0.545	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$27.17	$27.26	$0.244	$0.000
Institutional Shares	27.23	27.33	0.245	0.000

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2011

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	656	980	3,745
Median Market Cap $33.0B		$37.4B	$31.3B
Price/Earnings Ratio	14.8x	14.5x	15.0x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	19.5%	19.7%	19.0%
Earnings Growth Rate	7.9%	7.2%	7.1%
Dividend Yield	1.8%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	12%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	1.94%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics
		Barclays
		7 Year	Barclays
		Municipal	Municipal
	Fund	Index Bond Index
Number of Bonds	655	4,860	46,025
Yield to Maturity
(before expenses)	2.1%	1.8%	2.8%
Average Coupon	4.8%	4.9%	4.9%
Average Duration	5.4 years	4.9 years	8.1 years
Average Effective
Maturity	5.6 years	7.0 years	13.5 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	Index
R-Squared	0.99	0.94
Beta	0.95	0.46

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.1%
Apple Inc.	Computer
	Hardware	3.0
International Business	IT Consulting &
Machines Corp.	Other Services	1.8
Chevron Corp.	Integrated Oil &
	Gas	1.5
Procter & Gamble Co.	Household
	Products	1.5
Johnson & Johnson	Pharmaceuticals	1.4
Microsoft Corp.	Systems Software	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
Google Inc. Class A	Internet Software &
	Services	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Top Ten		17.5%
Top Ten as % of Total Net Assets		8.3%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated July 15, 2011, and represents estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratio was 0.12%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.6%	11.5%	12.2%
Consumer Staples	10.9	10.5	10.6
Energy	11.7	11.7	10.8
Financials	14.2	14.3	15.0
Health Care	11.7	11.8	11.4
Industrials	10.8	10.9	11.1
Information
Technology	18.4	18.4	18.7
Materials	4.0	4.0	4.1
Telecommunication
Services	2.7	2.9	2.5
Utilities	4.0	4.0	3.6

Distribution by Maturity (% of fixed income
portfolio)
Under 1 Year	9.8%
1 - 3 Years	12.9
3 - 5 Years	19.9
5 - 10 Years	52.1
10 - 20 Years	5.3

Largest Area Concentrations (% of fixed income
portfolio)
New York	19.2%
California	12.3
Texas	6.9
New Jersey	5.6
Massachusetts	4.6
Illinois	4.5
Georgia	3.8
Pennsylvania	3.4
Florida	3.3
Arizona	3.3
Top Ten	66.9%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	20.0%
AA	53.3
A	22.4
BBB	3.6
BB	0.4
Not Rated	0.3

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Balanced Fund	5.58%	3.36%	4.63%	$15,717
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
Barclays Capital Municipal Bond
Index	10.70	5.22	5.38	16,883

Tax-Managed Balanced Composite
Index	6.54	4.12	5.16	16,544
Mixed-Asset Target Allocation
Moderate Funds Average	0.31	1.44	3.78	14,495

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (48.4%)
Consumer Discretionary (5.6%)
	McDonald’s Corp.	30,774	3,088
	Walt Disney Co.	60,366	2,264
*	Amazon.com Inc.	11,502	1,991
	Comcast Corp. Class A	74,045	1,756
	News Corp. Class A	80,051	1,428
	Home Depot Inc.	33,799	1,421
*	Ford Motor Co.	115,700	1,245
	Starbucks Corp.	26,263	1,208
	NIKE Inc. Class B	12,447	1,199
*	DIRECTV Class A	26,818	1,147
	Target Corp.	22,045	1,129
	Lowe’s Cos. Inc.	42,215	1,071
	Time Warner Inc.	25,796	932
	TJX Cos. Inc.	14,293	923
	Yum! Brands Inc.	15,505	915
	Viacom Inc. Class B	19,127	869
	Time Warner Cable Inc.	11,243	715
	Coach Inc.	11,520	703
*	priceline.com Inc.	1,278	598
	Macy’s Inc.	18,494	595
*	Bed Bath & Beyond Inc.	10,100	585
	Kohl’s Corp.	11,385	562
	Carnival Corp.	16,650	543
*	O’Reilly Automotive Inc.	6,562	525
	Ross Stores Inc.	10,904	518
*	Dollar Tree Inc.	6,044	502
	Harley-Davidson Inc.	12,290	478
	Ralph Lauren Corp. Class A	3,273	452
	Starwood Hotels & Resorts
	Worldwide Inc.	9,307	446
*	AutoZone Inc.	1,351	439
	CBS Corp. Class B	15,500	421
	Staples Inc.	29,898	415
	Marriott International Inc.
	Class A	13,683	399
	Family Dollar Stores Inc.	6,866	396

			Market
			Value
		Shares	($000)
*	Liberty Media Corp. -
	Liberty Capital Class A	5,004	391
	Virgin Media Inc.	18,136	388
	PetSmart Inc.	7,424	381
	DISH Network Corp. Class A	13,305	379
	Gap Inc.	19,725	366
	Johnson Controls Inc.	11,700	366
	Advance Auto Parts Inc.	5,064	353
	Best Buy Co. Inc.	15,075	352
*	Apollo Group Inc. Class A	6,500	350
	International Game
	Technology	19,767	340
	Tractor Supply Co.	4,757	334
	Lear Corp.	8,200	326
	PVH Corp.	4,583	323
	Gentex Corp.	10,743	318
	DR Horton Inc.	24,122	304
	Scripps Networks
	Interactive Inc. Class A	7,068	300
	Lennar Corp. Class A	15,023	295
*	General Motors Co.	14,400	292
*	BorgWarner Inc.	4,476	285
	Harman International
	Industries Inc.	7,407	282
	Jarden Corp.	9,292	278
*	Liberty Global Inc. Class A	6,532	268
*	Dollar General Corp.	6,500	267
	Abercrombie & Fitch Co.	5,400	264
	Brinker International Inc.	9,637	258
	DeVry Inc.	6,600	254
	Aaron’s Inc.	9,511	254
	Royal Caribbean Cruises Ltd.	10,147	251
	Hasbro Inc.	7,712	246
	Morningstar Inc.	4,028	239
	Wyndham Worldwide Corp.	6,300	238
	Wendy’s Co.	43,670	234
*	NVR Inc.	340	233
*	Las Vegas Sands Corp.	5,400	231
	John Wiley & Sons Inc.
	Class A	5,118	227

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Liberty Global Inc.	5,446	215
	Washington Post Co. Class B	560	211
	Dillard’s Inc. Class A	4,413	198
	Weight Watchers
	International Inc.	3,433	189
	Expedia Inc.	6,191	180
	Service Corp. International	14,900	159
*	Discovery Communications
	Inc. Class A	3,841	157
*	TripAdvisor Inc.	6,191	156
	Comcast Corp.	6,476	153
	Omnicom Group Inc.	3,200	143
	Guess? Inc.	4,600	137
*	Panera Bread Co. Class A	900	127
	Chico’s FAS Inc.	7,000	78
	Polaris Industries Inc.	1,200	67
	RadioShack Corp.	6,887	67
	Newell Rubbermaid Inc.	3,718	60
*	MGM Resorts International	4,013	42
*	Toll Brothers Inc.	2,000	41
*	Career Education Corp.	4,500	36
*	Liberty Interactive Corp.
	Class A	2,138	35
*	Marriott Vacations Worldwide
	Corp.	1,368	23
*	AMC Networks Inc. Class A	573	21
	Autoliv Inc.	400	21
	Cablevision Systems Corp.
	Class A	1,094	16
	Tiffany & Co.	200	13
	Signet Jewelers Ltd.	300	13
*	Netflix Inc.	177	12
	Lennar Corp. Class B	680	11
	H&R Block Inc.	500	8
	Darden Restaurants Inc.	50	2
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 3/2/2012	243	—
			44,936
Consumer Staples (5.3%)
	Procter & Gamble Co.	85,349	5,694
	Coca-Cola Co.	61,082	4,274
	Philip Morris International
	Inc.	47,494	3,727
	Wal-Mart Stores Inc.	55,649	3,326
	PepsiCo Inc.	49,690	3,297
	CVS Caremark Corp.	41,792	1,704
	Kraft Foods Inc.	42,037	1,571
	Colgate-Palmolive Co.	16,335	1,509
	Altria Group Inc.	42,900	1,272
	Costco Wholesale Corp.	15,117	1,260
	Walgreen Co.	28,118	930
	Archer-Daniels-Midland Co.	26,273	751
	Mead Johnson Nutrition Co.	8,513	585
	General Mills Inc.	14,314	578

			Market
			Value
		Shares	($000)
	Estee Lauder Cos. Inc.
	Class A	4,959	557
	Sara Lee Corp.	27,335	517
	Whole Foods Market Inc.	6,800	473
	Hershey Co.	7,600	470
	JM Smucker Co.	5,851	457
	Brown-Forman Corp.
	Class B	5,592	450
	Dr Pepper Snapple Group
	Inc.	11,332	447
	Safeway Inc.	20,134	424
	Bunge Ltd.	7,330	419
	Kroger Co.	17,300	419
	Coca-Cola Enterprises Inc.	16,186	417
	Church & Dwight Co. Inc.	8,655	396
	McCormick & Co. Inc.	7,747	391
	Tyson Foods Inc. Class A	18,810	388
*	Hansen Natural Corp.	4,119	380
*	Energizer Holdings Inc.	4,665	362
	Molson Coors Brewing Co.
	Class B	8,300	361
	Clorox Co.	5,400	359
	Campbell Soup Co.	10,400	346
	Herbalife Ltd.	6,627	342
*	Ralcorp Holdings Inc.	3,999	342
*	Smithfield Foods Inc.	13,356	324
	Corn Products International
	Inc.	5,986	315
	Beam Inc.	6,000	307
	Hormel Foods Corp.	10,492	307
	Kimberly-Clark Corp.	4,172	307
*	Constellation Brands Inc.
	Class A	14,687	304
*	Dean Foods Co.	24,302	272
*	Green Mountain Coffee
	Roasters Inc.	5,629	253
	Flowers Foods Inc.	11,400	216
	Sysco Corp.	1,500	44
	Avon Products Inc.	2,100	37
			41,881
Energy (5.7%)
	Exxon Mobil Corp.	140,515	11,910
	Chevron Corp.	54,632	5,813
	ConocoPhillips	33,812	2,464
	Schlumberger Ltd.	32,667	2,232
	Occidental Petroleum Corp.	20,404	1,912
	Anadarko Petroleum Corp.	17,490	1,335
	Apache Corp.	13,714	1,242
	National Oilwell Varco Inc.	15,529	1,056
	EOG Resources Inc.	10,028	988
	Devon Energy Corp.	13,457	834
	El Paso Corp.	30,394	808
	Halliburton Co.	20,764	717
	Hess Corp.	12,604	716

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Noble Energy Inc.	6,999	661
*	FMC Technologies Inc.	11,186	584
*	Cameron International Corp.	10,952	539
	Pioneer Natural Resources
	Co.	5,719	512
	Marathon Petroleum Corp.	15,241	507
	Range Resources Corp.	8,046	498
*	Southwestern Energy Co.	14,631	467
	Cabot Oil & Gas Corp.	5,776	438
	Peabody Energy Corp.	11,809	391
	EQT Corp.	6,997	383
	Murphy Oil Corp.	6,700	373
	Kinder Morgan Inc.	11,525	371
	Helmerich & Payne Inc.	6,215	363
	Cimarex Energy Co.	5,776	358
	QEP Resources Inc.	12,125	355
	SM Energy Co.	4,572	334
*	Oil States International Inc.	4,098	313
	Diamond Offshore Drilling
	Inc.	5,660	313
*	Dresser-Rand Group Inc.	6,122	306
	Energen Corp.	5,830	292
	Consol Energy Inc.	7,605	279
*	Nabors Industries Ltd.	16,090	279
*	Continental Resources Inc.	4,164	278
*	Newfield Exploration Co.	7,327	276
*	Ultra Petroleum Corp.	9,300	276
*	Rowan Cos. Inc.	8,883	269
	CARBO Ceramics Inc.	2,108	260
	Marathon Oil Corp.	8,482	248
	Baker Hughes Inc.	4,550	221
*	SEACOR Holdings Inc.	2,397	213
*	Concho Resources Inc.	2,200	206
	Southern Union Co.	4,834	204
	HollyFrontier Corp.	8,292	194
*	Kosmos Energy Ltd.	14,997	184
*	SandRidge Energy Inc.	21,613	176
*	Plains Exploration &
	Production Co.	4,748	174
*	Superior Energy Services
	Inc.	6,121	174
	Patterson-UTI Energy Inc.	8,502	170
*	Whiting Petroleum Corp.	3,600	168
	EXCO Resources Inc.	13,311	139
*	McDermott International Inc.	11,085	128
*	Forest Oil Corp.	9,041	123
*	Alpha Natural Resources Inc.	3,888	79
	Chesapeake Energy Corp.	2,100	47
*	Denbury Resources Inc.	1,400	21
	Spectra Energy Corp.	500	15
			45,186
Financials (6.9%)
*	Berkshire Hathaway Intc.
	Class B	54,777	4,179
	Wells Fargo & Co.	137,921	3,801

			Market
			Value
		Shares	($000)
	JPMorgan Chase & Co.	109,301	3,634
	Citigroup Inc.	91,992	2,420
	Bank of America Corp.	327,417	1,820
	American Express Co.	34,259	1,616
	Goldman Sachs Group Inc.	15,385	1,391
	Simon Property Group Inc.	10,078	1,299
	US Bancorp	43,300	1,171
	American Tower Corporation	15,173	910
	Capital One Financial Corp.	18,292	774
	Public Storage	5,672	763
	State Street Corp.	18,069	728
	Equity Residential	11,950	681
	Morgan Stanley	44,360	671
	Aon Corp.	14,000	655
	Travelers Cos. Inc.	10,589	627
	Boston Properties Inc.	6,181	616
	Discover Financial Services	23,829	572
	Franklin Resources Inc.	5,925	569
	Loews Corp.	14,816	558
	Progressive Corp.	28,397	554
	AvalonBay Communities Inc.	4,000	522
	Bank of New York Mellon
	Corp.	25,100	500
	Host Hotels & Resorts Inc.	33,599	496
	Fifth Third Bancorp	38,275	487
	SunTrust Banks Inc.	25,529	452
	PNC Financial Services
	Group Inc.	7,700	444
	Charles Schwab Corp.	39,305	443
*	IntercontinentalExchange
	Inc.	3,671	443
	General Growth Properties
	Inc.	29,100	437
	Weyerhaeuser Co.	22,357	417
	MetLife Inc.	12,940	403
	Aflac Inc.	8,800	381
	Moody’s Corp.	11,300	381
	SL Green Realty Corp.	5,659	377
	Lincoln National Corp.	18,630	362
	Regions Financial Corp.	83,215	358
	Unum Group	16,727	352
	Federal Realty Investment
	Trust	3,819	347
*	Affiliated Managers Group
	Inc.	3,584	344
	Digital Realty Trust Inc.	5,143	343
*	CBRE Group Inc. Class A	22,073	336
	Torchmark Corp.	7,648	332
	Hartford Financial Services
	Group Inc.	20,400	331
*	Arch Capital Group Ltd.	8,850	329
*	Markel Corp.	771	320
	RenaissanceRe Holdings Ltd.	4,298	320
	WR Berkley Corp.	9,243	318
	Camden Property Trust	4,800	299

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Alexandria Real Estate
	Equities Inc.	4,300	297
	Assurant Inc.	7,200	296
	Leucadia National Corp.	12,900	293
	Reinsurance Group of
	America Inc. Class A	5,570	291
	American International
	Group Inc.	12,500	290
	East West Bancorp Inc.	14,669	290
*	MSCI Inc. Class A	8,734	288
	Jones Lang LaSalle Inc.	4,612	282
	American Financial Group Inc.	7,650	282
	Comerica Inc.	10,900	281
	First Horizon National Corp.	34,040	272
	HCC Insurance Holdings Inc.	9,864	271
	Raymond James Financial Inc.	8,734	270
*	First Republic Bank	8,800	269
	Legg Mason Inc.	11,154	268
	Allied World Assurance Co.
	Holdings AG	4,248	267
*	NASDAQ OMX Group Inc.	10,873	266
	Assured Guaranty Ltd.	20,094	264
	Brown & Brown Inc.	11,661	264
	Zions Bancorporation	16,151	263
	TD Ameritrade Holding Corp.	16,661	261
	Apartment Investment &
	Management Co.	11,376	261
	DDR Corp.	21,407	260
*	MBIA Inc.	22,375	259
	CapitalSource Inc.	38,614	259
	Allstate Corp.	9,400	258
	Associated Banc-Corp	22,727	254
	Douglas Emmett Inc.	13,834	252
*	Forest City Enterprises Inc.
	Class A	20,713	245
	White Mountains Insurance
	Group Ltd.	538	244
	Commerce Bancshares Inc.	6,271	239
	Prudential Financial Inc.	4,712	236
	Vornado Realty Trust	3,000	231
	First Citizens BancShares
	Inc. Class A	1,317	230
*	Howard Hughes Corp.	5,200	230
	Essex Property Trust Inc.	1,600	225
*	St. Joe Co.	15,200	223
	BOK Financial Corp.	4,040	222
	Alleghany Corp.	775	221
*	LPL Investment Holdings Inc.	7,100	217
	SEI Investments Co.	12,147	211
*	American Capital Ltd.	31,200	210
	Lazard Ltd. Class A	7,700	201
	CNA Financial Corp.	7,493	200
	Huntington Bancshares Inc.	35,900	197
	Washington Federal Inc.	13,900	194
	StanCorp Financial Group Inc.	5,000	184

			Market
			Value
		Shares	($000)
	Hanover Insurance Group Inc.	5,014	175
	BRE Properties Inc.	3,400	172
	ACE Ltd.	2,100	147
	BB&T Corp.	5,800	146
*	TFS Financial Corp.	15,600	140
	Kimco Realty Corp.	8,469	138
*	Genworth Financial Inc.
	Class A	20,900	137
	KeyCorp	17,518	135
	Transatlantic Holdings Inc.	2,400	131
	BlackRock Inc.	722	129
	Jefferies Group Inc.	9,300	128
	CME Group Inc.	499	122
	Chubb Corp.	1,400	97
*	Green Dot Corp. Class A	2,400	75
	Hospitality Properties Trust	3,122	72
	Ameriprise Financial Inc.	1,180	59
	M&T Bank Corp.	750	57
	ProLogis Inc.	2,000	57
*	CIT Group Inc.	1,200	42
	City National Corp.	900	40
*	E*Trade Financial Corp.	3,200	25
	Taubman Centers Inc.	400	25
	Cullen/Frost Bankers Inc.	200	11
	People’s United Financial Inc.	400	5
			54,936
Health Care (5.7%)
	Johnson & Johnson	83,844	5,498
	Pfizer Inc.	209,390	4,531
	Merck & Co. Inc.	76,921	2,900
	Abbott Laboratories	41,200	2,317
	UnitedHealth Group Inc.	32,213	1,633
	Amgen Inc.	24,055	1,545
	Bristol-Myers Squibb Co.	36,160	1,274
*	Gilead Sciences Inc.	27,601	1,130
*	Celgene Corp.	16,412	1,109
	Allergan Inc.	11,409	1,001
*	Biogen Idec Inc.	8,811	970
	WellPoint Inc.	13,626	903
	Medtronic Inc.	23,200	887
*	Medco Health Solutions Inc.	15,153	847
*	Express Scripts Inc.	18,476	826
	McKesson Corp.	9,636	751
*	Intuitive Surgical Inc.	1,590	736
	Eli Lilly & Co.	16,600	690
	Aetna Inc.	15,855	669
*	Thermo Fisher Scientific Inc.	14,767	664
	Stryker Corp.	13,149	654
	Cardinal Health Inc.	13,245	538
*	Agilent Technologies Inc.	14,807	517
	Cigna Corp.	11,962	502
*	Zimmer Holdings Inc.	9,070	485
*	Mylan Inc.	22,356	480
	St. Jude Medical Inc.	13,835	475
	Humana Inc.	5,400	473

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	AmerisourceBergen Corp.
	Class A	12,706	473
	Quest Diagnostics Inc.	8,019	466
*	Laboratory Corp. of America
	Holdings	5,191	446
*	Forest Laboratories Inc.	14,719	445
	Perrigo Co.	4,428	431
*	Watson Pharmaceuticals Inc.	6,664	402
	CR Bard Inc.	4,565	390
*	Life Technologies Corp.	10,017	390
*	Varian Medical Systems Inc.	5,800	389
*	Waters Corp.	5,118	379
*	DaVita Inc.	4,800	364
	Baxter International Inc.	7,100	351
	Omnicare Inc.	9,293	320
	DENTSPLY International Inc.	9,083	318
*	Endo Pharmaceuticals
	Holdings Inc.	9,069	313
*	Vertex Pharmaceuticals Inc.	9,400	312
*	Mettler-Toledo International
	Inc.	2,100	310
*	Hospira Inc.	9,860	299
	Cooper Cos. Inc.	3,984	281
	Universal Health Services
	Inc. Class B	7,217	280
	Techne Corp.	3,800	259
	Hill-Rom Holdings Inc.	7,522	253
	PerkinElmer Inc.	12,100	242
*	HCA Holdings Inc.	10,844	239
*	Warner Chilcott plc Class A	15,109	229
	Covidien plc	4,800	216
*	Tenet Healthcare Corp.	42,100	216
*	CareFusion Corp.	8,395	213
*	Bio-Rad Laboratories Inc.
	Class A	2,100	202
	Patterson Cos. Inc.	6,600	195
*	Illumina Inc.	5,800	177
*	Alexion Pharmaceuticals Inc.	2,086	149
	Becton Dickinson and Co.	1,684	126
*	Pharmasset Inc.	936	120
*	Edwards Lifesciences Corp.	919	65
*	Cerner Corp.	505	31
			45,296
Industrials (5.2%)
	General Electric Co.	284,909	5,103
	United Technologies Corp.	24,876	1,818
	Union Pacific Corp.	16,326	1,730
	3M Co.	16,900	1,381
	Caterpillar Inc.	13,100	1,187
	Boeing Co.	15,820	1,160
	United Parcel Service Inc.
	Class B	14,000	1,025
	FedEx Corp.	11,776	983
	Danaher Corp.	20,651	971
	Precision Castparts Corp.	5,552	915

			Market
			Value
		Shares	($000)
	Honeywell International Inc.	12,900	701
	Raytheon Co.	14,149	685
	Goodrich Corp.	5,400	668
	Cummins Inc.	7,321	644
	CSX Corp.	29,700	625
	Fastenal Co.	13,325	581
	Emerson Electric Co.	12,100	564
	CH Robinson Worldwide Inc.	7,611	531
	WW Grainger Inc.	2,732	511
	Fluor Corp.	9,058	455
	Roper Industries Inc.	5,110	444
	Deere & Co.	5,600	433
	Expeditors International of
	Washington Inc.	10,266	421
	Ingersoll-Rand plc	13,100	399
	AMETEK Inc.	9,467	399
	Joy Global Inc.	5,219	391
	Republic Services Inc.
	Class A	14,110	389
	Southwest Airlines Co.	44,357	380
*	Stericycle Inc.	4,798	374
	Flowserve Corp.	3,671	365
	Textron Inc.	19,211	355
	Rockwell Collins Inc.	6,400	354
	Stanley Black & Decker Inc.	5,227	353
	Donaldson Co. Inc.	5,143	350
	Equifax Inc.	8,958	347
*	Jacobs Engineering Group
	Inc.	8,495	345
*	TransDigm Group Inc.	3,510	336
*	Quanta Services Inc.	15,495	334
	Pall Corp.	5,800	331
	JB Hunt Transport Services
	Inc.	7,310	329
	KBR Inc.	11,596	323
	Gardner Denver Inc.	4,188	323
	Wabtec Corp.	4,453	312
*	BE Aerospace Inc.	8,011	310
	Towers Watson & Co.
	Class A	5,100	306
	Chicago Bridge & Iron
	Co. NV	8,058	305
*	AGCO Corp.	6,937	298
	MSC Industrial Direct Co.
	Inc. Class A	4,100	293
	PACCAR Inc.	7,800	292
*	Babcock & Wilcox Co.	11,919	288
*	Thomas & Betts Corp.	5,256	287
*	Fortune Brands Home &
	Security Inc.	16,325	278
*	WABCO Holdings Inc.	6,296	273
	Landstar System Inc.	5,685	272
*	Spirit Aerosystems Holdings
	Inc. Class A	13,000	270
	Nordson Corp.	6,550	270

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	URS Corp.	7,607	267
*	WESCO International Inc.	5,019	266
	Trinity Industries Inc.	8,800	265
	Valmont Industries Inc.	2,911	264
	Waste Connections Inc.	7,800	259
*	Shaw Group Inc.	9,600	258
	Regal-Beloit Corp.	5,000	255
	Dun & Bradstreet Corp.	3,400	254
	Toro Co.	4,159	252
*	Navistar International Corp.	6,646	252
*	AECOM Technology Corp.	12,134	250
*	Huntington Ingalls
	Industries Inc.	7,819	245
	Manitowoc Co. Inc.	26,500	244
	SPX Corp.	3,997	241
*	Armstrong World Industries
	Inc.	5,403	237
	Robert Half International Inc.	8,200	233
	General Dynamics Corp.	3,491	232
	Pentair Inc.	6,800	226
	Xylem Inc.	8,738	224
	Alliant Techsystems Inc.	3,886	222
*	CNH Global NV	6,000	216
	UTi Worldwide Inc.	16,212	215
	Copa Holdings SA Class A	3,638	213
	Covanta Holding Corp.	14,400	197
	Norfolk Southern Corp.	2,700	197
*	Air Lease Corp.	8,000	190
	Manpower Inc.	5,250	188
	Illinois Tool Works Inc.	3,700	173
	Cintas Corp.	4,550	158
	Lockheed Martin Corp.	1,503	122
	Tyco International Ltd.	2,600	121
	ITT Corp.	4,369	84
	Exelis Inc.	8,738	79
*	Oshkosh Corp.	3,547	76
	Ryder System Inc.	1,400	74
*	Delta Air Lines Inc.	9,100	74
	Con-way Inc.	2,465	72
	L-3 Communications
	Holdings Inc.	489	33
*	United Continental
	Holdings Inc.	1,200	23
	IDEX Corp.	529	20
	Northrop Grumman Corp.	118	7
			41,845
Information Technology (8.9%)
*	Apple Inc.	28,144	11,398
	International Business
	Machines Corp.	36,747	6,757
	Microsoft Corp.	203,956	5,295
*	Google Inc. Class A	7,772	5,020
	Intel Corp.	151,400	3,671
	Cisco Systems Inc.	172,215	3,114
	Oracle Corp.	121,190	3,109

			Market
			Value
		Shares	($000)
	Qualcomm Inc.	45,700	2,500
	Visa Inc. Class A	17,624	1,789
	Hewlett-Packard Co.	65,489	1,687
*	EMC Corp.	68,136	1,468
	Mastercard Inc. Class A	3,750	1,398
*	eBay Inc.	39,444	1,196
*	Dell Inc.	59,801	875
*	Yahoo! Inc.	50,666	817
	Corning Inc.	58,977	766
*	Cognizant Technology
	Solutions Corp. Class A	11,698	752
	Accenture plc Class A	13,600	724
	Texas Instruments Inc.	23,446	682
	Intuit Inc.	12,524	659
	Broadcom Corp. Class A	21,143	621
*	Adobe Systems Inc.	21,296	602
	Motorola Solutions Inc.	12,867	596
	Applied Materials Inc.	53,080	568
	Altera Corp.	15,152	562
*	NetApp Inc.	15,271	554
*	Symantec Corp.	33,239	520
*	Citrix Systems Inc.	8,154	495
	Analog Devices Inc.	13,696	490
*	Motorola Mobility Holdings
	Inc.	12,600	489
	Western Union Co.	25,665	469
	KLA-Tencor Corp.	9,012	435
*	Fiserv Inc.	7,371	433
	Xilinx Inc.	13,429	431
*	Juniper Networks Inc.	20,600	420
	Amphenol Corp. Class A	9,096	413
	Fidelity National Information
	Services Inc.	15,481	412
*	Teradata Corp.	8,251	400
	CA Inc.	19,407	392
	VeriSign Inc.	10,728	383
*	Autodesk Inc.	11,608	352
*	Alliance Data Systems Corp.	3,377	351
	Activision Blizzard Inc.	26,460	326
*	BMC Software Inc.	9,883	324
	Avago Technologies Ltd.	11,135	321
	Global Payments Inc.	6,714	318
	FLIR Systems Inc.	11,769	295
	Factset Research Systems
	Inc.	3,299	288
*	Lam Research Corp.	7,700	285
	Solera Holdings Inc.	6,390	285
*	SAIC Inc.	22,806	280
*	Synopsys Inc.	10,000	272
*	NVIDIA Corp.	17,900	248
	National Instruments Corp.	9,411	244
*	Atmel Corp.	28,800	233
	Automatic Data Processing
	Inc.	4,274	231
	DST Systems Inc.	5,030	229

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Total System Services Inc.	11,700	229
	Xerox Corp.	26,155	208
*	Marvell Technology Group
	Ltd.	15,000	208
*	Fairchild Semiconductor
	International Inc. Class A	16,325	197
	Computer Sciences Corp.	8,200	194
	Lexmark International Inc.
	Class A	5,300	175
	Maxim Integrated Products
	Inc.	5,500	143
	Tellabs Inc.	35,248	142
*	Ingram Micro Inc.	7,800	142
	Linear Technology Corp.	4,000	120
*	Salesforce.com Inc.	1,103	112
*	First Solar Inc.	2,971	100
*	LSI Corp.	14,400	86
	AVX Corp.	6,400	82
	Harris Corp.	2,100	76
*	Tech Data Corp.	1,400	69
	IAC/InterActiveCorp	1,500	64
*	Arrow Electronics Inc.	700	26
*	Freescale Semiconductor
	Holdings I Ltd.	1,600	20
	Lender Processing Services
	Inc.	800	12
			70,649
Materials (1.9%)
	Monsanto Co.	16,208	1,136
	Freeport-McMoRan
	Copper & Gold Inc.	29,394	1,081
	Newmont Mining Corp.	16,554	993
	EI du Pont de Nemours &
	Co.	15,728	720
	Mosaic Co.	12,048	608
	Ecolab Inc.	9,400	543
	Dow Chemical Co.	17,400	500
	CF Industries Holdings Inc.	3,312	480
	LyondellBasell Industries NV
	Class A	13,538	440
	Alcoa Inc.	49,200	426
	Sigma-Aldrich Corp.	6,780	424
	Praxair Inc.	3,600	385
	Ball Corp.	10,718	383
	Celanese Corp. Class A	8,640	383
	FMC Corp.	4,399	379
	Airgas Inc.	4,819	376
	Sherwin-Williams Co.	4,100	366
	Vulcan Materials Co.	9,034	356
*	Crown Holdings Inc.	10,541	354
	International Paper Co.	10,743	318
	Walter Energy Inc.	5,107	309
	Royal Gold Inc.	4,571	308

			Market
			Value•
		Shares	($000)
*	WR Grace & Co.	6,600	303
	Reliance Steel & Aluminum
	Co.	6,200	302
	Ashland Inc.	5,198	297
	Nucor Corp.	7,400	293
*	Owens-Illinois Inc.	14,600	283
	Cliffs Natural Resources Inc.	4,384	273
	Cytec Industries Inc.	5,833	261
	Silgan Holdings Inc.	6,306	244
	Scotts Miracle-Gro Co.
	Class A	5,042	235
	Westlake Chemical Corp.	5,700	229
*	Solutia Inc.	12,000	207
	Sealed Air Corp.	11,800	203
	Schnitzer Steel Industries
	Inc.	4,207	178
	Martin Marietta Materials
	Inc.	2,286	172
*	Intrepid Potash Inc.	6,803	154
	Titanium Metals Corp.	9,700	145
	Albemarle Corp.	2,800	144
	Temple-Inland Inc.	2,802	89
	United States Steel Corp.	1,659	44
	Air Products & Chemicals
	Inc.	500	43
*	Rockwood Holdings Inc.	900	35
			15,402
Telecommunication Services (1.3%)
	AT&T Inc.	157,466	4,762
	Verizon Communications
	Inc.	76,300	3,061
*	Crown Castle International
	Corp.	13,267	594
*	SBA Communications Corp.
	Class A	8,011	344
*	NII Holdings Inc.	14,251	304
*	tw telecom inc Class A	14,900	289
*	Sprint Nextel Corp.	122,135	286
*	United States Cellular Corp.	5,015	219
*	MetroPCS Communications
	Inc.	21,500	187
	Telephone & Data Systems
	Inc.	7,107	184
	CenturyLink Inc.	2,600	97
	Telephone & Data Systems
	Inc. (Special Common
	Shares)	3,000	71
*	Clearwire Corp. Class A	10,263	20
			10,418
Utilities (1.9%)
	Southern Co.	29,442	1,363
	NextEra Energy Inc.	15,197	925
	Consolidated Edison Inc.	11,880	737

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Dominion Resources Inc.	13,408	712
	FirstEnergy Corp.	14,278	632
	PG&E Corp.	14,635	603
	Edison International	14,208	588
	Xcel Energy Inc.	21,000	580
	Sempra Energy	10,529	579
	Entergy Corp.	7,700	562
	ONEOK Inc.	5,592	485
	Wisconsin Energy Corp.	12,732	445
*	AES Corp.	35,469	420
	Constellation Energy Group
	Inc.	10,099	401
	Northeast Utilities	10,794	389
*	Calpine Corp.	23,010	376
	CMS Energy Corp.	16,627	367
	OGE Energy Corp.	6,393	363
	American Water Works Co.
	Inc.	11,328	361
	Alliant Energy Corp.	7,713	340
	NSTAR	7,142	335

			Market
			Value
		Shares	($000
	Exelon Corp.	7,400	321
	MDU Resources Group Inc.	14,804	318
	NV Energy Inc.	19,087	312
	ITC Holdings Corp.	4,070	309
	National Fuel Gas Co.	5,501	306
	Duke Energy Corp.	13,392	295
	Questar Corp.	14,533	289
	UGI Corp.	9,552	281
*	NRG Energy Inc.	15,424	279
	Aqua America Inc.	12,483	275
	AGL Resources Inc.	6,000	254
*	GenOn Energy Inc.	83,412	218
	Public Service Enterprise
	Group Inc.	5,564	184
	Great Plains Energy Inc.	7,800	170
	American Electric Power
	Co. Inc.	300	12
			15,386
Total Common Stocks
(Cost $254,961)			385,935

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.1%)
Alabama (0.1%)
Alabama Public School & College
Authority Capital Improvement Revenue	5.000%	12/1/21	500	582
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	577
				1,159
Alaska (0.1%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	595	599

Arizona (1.7%)
Arizona Board Regents Arizona State
University System Revenue	5.875%	7/1/24	100	118
Arizona COP	5.000%	10/1/18 (4)	500	588
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	537
Arizona School Facilities Board COP	5.500%	9/1/23	500	568
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	562
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	592
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	558
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	2,215	2,271
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	1,965	2,014

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	547
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	285
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	556
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	336
Phoenix AZ Civic Improvement Corp.
Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	854
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21 (14)	500	554
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	838
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	503
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	549
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	583
				13,413
California (6.3%)
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	500	541
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	500	563
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	538
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,082
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	585
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	600
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	611
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	611
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	500	619
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	718
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/28	500	556
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	205	228
California Economic Recovery Bonds GO	5.000%	7/1/15	295	324
California Economic Recovery Bonds GO	5.000%	7/1/18	500	605
California Economic Recovery Bonds GO	5.000%	7/1/19	500	611
California Economic Recovery Bonds GO	5.000%	7/1/20	500	606
California Economic Recovery Bonds GO	5.250%	7/1/21	500	611
California Economic Recovery Bonds GO	5.000%	7/1/22	500	562
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	575
California GO	5.250%	10/1/13 (14)	500	540
California GO	5.000%	11/1/13	500	539
California GO	5.000%	6/1/15	500	556

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	6.000%	2/1/16	500	593
California GO	5.000%	11/1/16	350	409
California GO	5.000%	3/1/17	500	585
California GO	5.000%	4/1/17	500	586
California GO	5.500%	4/1/18	500	607
California GO	6.000%	4/1/18	500	621
California GO	5.000%	9/1/18	500	569
California GO	5.000%	11/1/18 (3)	500	585
California GO	5.000%	6/1/19 (14)	500	575
California GO	5.000%	10/1/21	250	282
California GO	5.000%	6/1/25	495	533
California GO	5.500%	3/1/26	500	559
California GO	5.000%	6/1/27 (14)	500	531
California GO	5.000%	9/1/27	500	530
California GO	4.500%	8/1/28 (2)	485	496
California GO	5.750%	4/1/29	500	566
California GO	5.000%	9/1/29 (2)	500	519
California GO	5.250%	3/1/30	500	542
California GO	5.250%	9/1/30	500	548
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	549
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	578
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	500	510
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	568
California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	637
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit) TOB VRDO	0.070%	1/3/12 (ETM)	100	100
California Municipal Finance Authority
Revenue (University of La Verne)	6.125%	6/1/30	500	530
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	259
California State University Revenue Systemwide	5.750%	11/1/27	500	571
California State University Revenue Systemwide	5.250%	11/1/29	300	330
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	595
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	500	530
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	500	412
Los Angeles CA Community College District GO	5.000%	8/1/27	500	546
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	555
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	579
Los Angeles CA GO	5.000%	9/1/20 (14)	500	546
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,089
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	554
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	543

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	543
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	546
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	693
1 Palomar Pomerado Health System California
Revenue GO TOB VRDO	0.100%	1/6/12 (12)	300	300
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/12	500	503
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	546
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	540
San Diego CA Community College District GO	5.000%	8/1/31	500	552
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	549
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	567
San Diego CA Unified School District GO	0.000%	7/1/27	500	222
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	604
San Diego CA Unified School District GO	0.000%	7/1/28	500	207
San Diego CA Unified School District GO	0.000%	7/1/29	500	195
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	527
San Francisco CA City & County Earthquake
Safety GO	5.000%	6/15/28	500	564
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	584
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	541
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.500%	11/1/30	500	574
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.500%	8/1/28	700	728
University of California Revenue	5.000%	5/15/21	500	554
University of California Revenue	5.000%	5/15/25	500	558
University of California Revenue	5.000%	5/15/27 (14)	500	548
University of California Revenue	5.000%	5/15/28 (14)	500	546
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.070%	1/6/12 LOC	1,200	1,200
				50,089
Colorado (1.1%)
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	4,099
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	580
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	529
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	476
Denver CO City & County COP VRDO	0.070%	1/4/12	805	805
E-470 Public Highway Authority
Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,601
E-470 Public Highway Authority
Colorado Revenue	5.375%	9/1/26	500	504
				8,594
Connecticut (1.2%)
Connecticut GO	5.500%	12/15/13	3,000	3,297
Connecticut GO	5.000%	1/1/14	500	545
Connecticut GO	5.000%	11/1/14	500	561

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	12/1/14	500	563
Connecticut GO	5.000%	11/1/16	410	489
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	531
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.010%	1/6/12	2,100	2,100
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	500	523
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	128
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	568
				9,305
Delaware (0.1%)
Delaware GO	5.000%	10/1/20	500	639

District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/21 (4)	500	575
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	581
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	559
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	575
				2,290
Florida (1.7%)
Broward County FL Airport System Revenue	5.375%	10/1/29	500	546
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,079
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.250%	6/1/17	435	486
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.500%	6/1/17	500	565
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	545
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	569
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	602
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	601
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	566
Florida Department of Environmental
Protection & Preservation Revenue	5.000%	7/1/15 (14)	625	706
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	611
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.060%	1/3/12 LOC	200	200
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	539
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	609
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	533
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	544
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	588
Orange County FL School Board COP VRDO	0.100%	1/6/12 LOC	1,300	1,300

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	538
Orlando FL Utility Commission
Water & Electric Revenue	5.250%	10/1/13 (ETM)	500	542
Orlando FL Utility Commission
Water & Electric Revenue	5.250%	10/1/14 (ETM)	500	564
Tohopekaliga FL Water Authority
Utility System Revenue	5.750%	10/1/30	500	584
				13,417
Georgia (1.9%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	595
Atlanta GA Airport Revenue	5.000%	1/1/20	500	597
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	616
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	553
Georgia GO	5.000%	10/1/13	500	541
Georgia GO	4.000%	1/1/15	575	633
Georgia GO	5.000%	9/1/15 (Prere.)	500	577
Georgia GO	5.000%	4/1/16	500	588
Georgia GO	5.000%	5/1/16	500	590
Georgia GO	5.000%	7/1/16	400	474
Georgia GO	5.000%	7/1/16	500	593
Georgia GO	5.750%	8/1/17	500	630
Georgia GO	5.000%	7/1/22	500	607
Georgia GO	5.000%	5/1/25	500	592
Georgia Municipal Electric Power
Authority Revenue	6.250%	1/1/12 (14)	3,000	3,000
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	552
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	598
Gwinnett County GA School District GO	5.000%	2/1/28	500	610
Main Street Natural Gas Inc. Georgia
Gas Project Revenue	5.000%	3/15/16	590	646
Main Street Natural Gas Inc. Georgia
Gas Project Revenue	5.000%	3/15/21	500	502
Milledgeville-Baldwin County GA
Development Authority Revenue (Georgia
College & State University Foundation)	5.625%	9/1/14 (Prere.)	500	573
Municipal Electric Authority Georgia
Revenue (Project One)	5.250%	1/1/17	105	123
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	564
				15,354
Hawaii (0.6%)
Hawaii GO	5.750%	2/1/15 (4)	500	576
Hawaii GO	5.000%	4/1/19 (2)	500	591
Hawaii GO	5.000%	6/1/29	500	571
Hawaii GO	5.000%	12/1/29	500	576
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	623
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	586
Honolulu HI City & County GO	5.000%	12/1/30	310	348
Honolulu HI City & County GO	5.250%	8/1/31	500	576
University of Hawaii Revenue	5.000%	10/1/27	500	563
				5,010

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois (2.3%)
Chicago IL (City Colleges Capital
Improvement Project) GO	0.000%	1/1/12 (3)	2,380	2,380
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	547
Chicago IL Board of Education GO	5.250%	12/1/26 (4)	500	538
Chicago IL GO	5.000%	12/1/16 (2)	500	573
Chicago IL GO	5.500%	1/1/17 (4)	500	582
Chicago IL GO	5.000%	1/1/19 (2)	500	554
Chicago IL GO VRDO	0.080%	1/3/12	1,025	1,025
Chicago IL GO VRDO	0.080%	1/3/12	2,260	2,260
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	562
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	155	171
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	425
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	547
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	540
Cook County IL GO	5.000%	11/15/21	500	561
Cook County IL GO	5.000%	11/15/28	500	529
Cook County IL GO	5.250%	11/15/28	500	542
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	511
Illinois GO	5.000%	1/1/18	500	570
Illinois GO	5.000%	1/1/21 (4)	500	557
Illinois GO	5.000%	6/1/26	500	521
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	662
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	599
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	535
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	543
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	767
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	249
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/28	400	431
				18,281
Indiana (0.3%)
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	608
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	299
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	500	520
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	605
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	500	522
Indiana University Student Fee Revenue	5.000%	8/1/23	100	116
				2,670
Iowa (0.0%)
Iowa Special Obligation Revenue
(Ijobs Program)	5.000%	6/1/24	220	258

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kansas (0.5%)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/22	500	592
Leavenworth County KS Unified
School District GO	4.500%	9/1/19 (12)	500	587
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,443
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/17	900	1,032
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/29	500	525
				4,179
Kentucky (0.2%)
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	172
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	578
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	549
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	344
				1,643
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	475
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	522
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	529
Louisiana GO	5.000%	5/1/18 (4)	500	578
Louisiana GO	5.000%	5/1/23 (4)	500	567
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,372
				4,043
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	592

Maryland (1.2%)
Howard County MD GO	5.000%	8/15/24	200	246
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	615
Maryland GO	5.000%	3/1/15	550	625
Maryland GO	5.250%	3/1/15	500	573
Maryland GO	5.000%	8/1/15 (Prere.)	500	575
Maryland GO	5.000%	8/1/15	500	576
Maryland GO	5.000%	11/1/16	105	126
Maryland GO	5.000%	7/15/17	610	743
Maryland GO	5.000%	8/1/17	500	610
Maryland GO	5.000%	3/15/22	500	605
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	829
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	613
Maryland Transportation Authority GAN	5.000%	3/1/16	465	546

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Maryland Transportation Authority GAN	5.250%	3/1/16	150	178
Maryland Transportation Authority GAN	5.250%	3/1/20	500	625
Montgomery County MD GO	5.000%	7/1/17	500	609
Montgomery County MD GO	5.000%	11/1/17	500	614
Prince Georges County MD GO	5.000%	9/15/23	500	623
				9,931
Massachusetts (2.4%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	627
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	619
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	519
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	625
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	501
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	574
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	368
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	500	514
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,187
Massachusetts GO	5.000%	5/1/14	500	552
Massachusetts GO	5.000%	8/1/14	500	557
Massachusetts GO	5.000%	8/1/15	500	574
Massachusetts GO	5.500%	11/1/16	500	606
Massachusetts GO	5.500%	10/1/18	500	633
Massachusetts GO	5.000%	7/1/20	500	626
Massachusetts GO	5.000%	8/1/20	500	629
Massachusetts GO	5.500%	10/1/20	500	650
Massachusetts GO	5.250%	8/1/23	500	644
Massachusetts GO	5.000%	3/1/26	500	584
Massachusetts GO	5.000%	4/1/29	500	571
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.500%	7/1/12 (ETM)	505	519
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	580
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/15 (14)	500	551
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	621
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	500	543
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	500	543
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	595
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	131

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	650
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,049
				18,942
Michigan (0.8%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	526
Mason MI Public School District
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	2,007
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	587
Michigan GO	5.000%	9/15/14 (4)	500	551
Michigan GO	5.000%	5/1/18	500	598
Michigan GO	5.500%	11/1/25	595	688
Michigan Trunk Line Revenue	5.000%	11/1/21	500	598
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	555
				6,110
Minnesota (0.7%)
Chisago Lakes MN Independent
School District GO	5.000%	2/1/15 (4)	500	564
Minnesota GO	5.000%	6/1/13	500	533
Minnesota GO	5.000%	11/1/14	500	563
Minnesota GO	5.000%	8/1/15	500	576
Minnesota GO	5.000%	8/1/19	500	630
Minnesota GO	5.000%	8/1/21	500	619
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	567
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	548
University of Minnesota Revenue	5.000%	8/1/19	500	617
University of Minnesota Revenue	5.250%	12/1/29	500	586
				5,803
Mississippi (0.1%)
Mississippi GO	5.500%	12/1/18	750	951

Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	500	561
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	343
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	604
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	586
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	411
				2,505
Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29	500	538
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	543
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran
International Airport)	5.000%	7/1/15	155	174

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	513
Clark County NV School District GO	5.000%	6/15/18	1,690	1,985
Nevada Capital Improvement & Cultural
Affairs GO	5.000%	12/1/26 (3)	500	544
				4,297
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	560

New Jersey (2.9%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/13 (Prere.)	875	953
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	359
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	340
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	500	515
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	575
New Jersey Economic Development Authority
Revenue (New Jersey Transit Light Rail Transit
System Project)	5.000%	5/1/17	500	585
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	539
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	539
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	550
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	458
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	500	545
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	500	543
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	588
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	467
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	591
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	555
New Jersey GO	5.250%	7/15/15 (2)	500	576
New Jersey GO	5.000%	8/15/15	790	905
New Jersey GO	5.250%	7/1/16 (14)	500	592
New Jersey GO	5.250%	7/15/18 (2)	500	618
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	550
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	277

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	400	426
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	228
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	225
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	537
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	557
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/14 (14)	500	559
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/15 (2)	170	194
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/15 (14)	200	230
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/16	275	318
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (3)	2,500	3,062
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	939
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	500	561
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	573
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	613
Newark NJ GO	5.000%	10/1/19	500	587
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	500	513
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.500%	6/1/23	335	316
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/29	235	186
				22,844
New Mexico (0.2%)
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	604
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/13 (2)	500	533
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/23	500	602
				1,739
New York (9.8%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	563
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	596
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	600
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	553
Long Island NY Power Authority Electric
System Revenue	5.500%	12/1/12 (ETM)	2,000	2,096

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/14	410	447
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17	630	729
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/19 (14)	500	569
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/21 (14)	500	563
Long Island NY Power Authority Electric
System Revenue	5.000%	4/1/23	500	569
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/21 (3)	300	365
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/23	500	553
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/30	500	546
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	696
Metropolitan New York Transportation
Authority Revenue (Service Contract)	5.500%	7/1/15	500	571
Metropolitan New York Transportation
Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	560	673
Metropolitan New York Transportation
Authority Revenue (Service Contract)	5.750%	1/1/17	210	252
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	562
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/18	600	681
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/19 (14)	500	517
New York City NY GO	5.750%	8/1/12 (Prere.)	20	21
New York City NY GO	5.500%	6/1/13 (Prere.)	500	537
New York City NY GO	5.250%	8/1/13	500	538
New York City NY GO	5.750%	8/1/13	480	495
New York City NY GO	5.750%	8/1/13	500	516
New York City NY GO	5.000%	1/1/14	500	544
New York City NY GO	5.250%	9/1/14	500	559
New York City NY GO	5.000%	2/1/16	105	121
New York City NY GO	5.000%	8/1/16	500	584
New York City NY GO	5.000%	2/1/17	500	590
New York City NY GO	5.000%	9/1/17	500	565
New York City NY GO	5.000%	2/1/18	500	591
New York City NY GO	5.000%	8/1/19	500	589
New York City NY GO	5.000%	8/1/23 (14)	500	554
New York City NY GO	5.000%	11/1/23	305	335
New York City NY GO	5.250%	8/15/24	500	577
New York City NY GO	5.000%	8/1/25	905	1,004
New York City NY GO	5.000%	8/15/26	475	532
New York City NY GO	5.000%	5/15/28	480	531
New York City NY GO	5.000%	8/1/28	400	448
New York City NY GO	5.000%	8/1/28	500	556
New York City NY GO	5.500%	11/15/28	300	344
New York City NY GO	5.625%	4/1/29	840	972
New York City NY GO	5.000%	5/15/29	500	549

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/31	365	404
New York City NY GO VRDO	0.060%	1/6/12 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	528
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	500	506
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/12 (Prere.)	110	113
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	390	399
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	665
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/19	500	511
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	561
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	553
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	273
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	553
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	555
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	549
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	548
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	500	573
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	500	568
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/29	1,070	1,183
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	8/1/12 (Prere.)	500	515
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/13 (Prere.)	500	527
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/1/13	2,000	2,062
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	500	598
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/22	280	321
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/23	500	577
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/24	500	572
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	500	568
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	500	577

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	500	560
New York GO	4.500%	2/1/17	500	582
New York GO	4.500%	2/1/18	500	590
New York GO	4.500%	2/1/19	500	595
New York GO	5.000%	2/15/30	315	358
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	500	539
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	614
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	604
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/15	100	113
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	601
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	459
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	276
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	528
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	655
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	546
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	325	378
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	500	534
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	644
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	533
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	186
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	554
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	592
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	463
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	317
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	579
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	538
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	573

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	429
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	600
New York State Local Government Assistance
Corp. Revenue VRDO	0.060%	1/6/12	1,200	1,200
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	608
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	589
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	572
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	529
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	531
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	475	481
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	563
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	569
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	559
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	548
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	262
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	615
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	619
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	426
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/14	4,000	4,050
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	113
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	563
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	462
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	615
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	318
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	691
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,706
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	640
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	551
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/15	500	583

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/19 (14)	500	624
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/21 (14)	500	636
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/25	500	556
Westchester County NY GO	5.000%	7/1/20	500	639
				78,255
North Carolina (1.0%)
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	570
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	685
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	562
North Carolina Eastern Municipal Power
Agency Revenue	5.125%	1/1/14	2,400	2,499
North Carolina Eastern Municipal Power
Agency Revenue	5.000%	1/1/26	500	542
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,285
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	537
Wake County NC GO	5.000%	3/1/22	400	514
Wake County NC Public Improvement GO	5.000%	3/1/16	100	117
				8,311
Ohio (1.4%)
American Municipal Power Ohio Inc.
Revenue (Hydroelectric Projects)	5.250%	2/15/18	500	587
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	515
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	614
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	552
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	569
Ohio Conservation Projects GO	5.000%	3/1/17	1,885	2,052
Ohio GO	5.000%	9/15/19	260	297
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/14	500	562
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/15	550	634
Ohio State University General Receipts Revenue	5.000%	12/1/16	500	594
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	571
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	544
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,621
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	697
				11,409
Oklahoma (0.1%)
2 Oklahoma City OK GO	5.000%	3/1/24	525	635
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	335
				970
Oregon (0.1%)
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	576
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	585
				1,161

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania (1.8%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	356
Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center)	5.000%	5/15/18	500	584
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	567
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	537
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	527
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	786
Pennsylvania GO	5.000%	9/1/14 (4)	500	559
Pennsylvania GO	5.000%	5/1/15	405	462
Pennsylvania GO	5.250%	7/1/15	500	578
Pennsylvania GO	5.000%	3/1/16	100	117
Pennsylvania GO	5.000%	7/1/16	120	142
Pennsylvania GO	5.000%	11/15/17	500	608
Pennsylvania GO	5.375%	7/1/21	500	648
Pennsylvania GO	5.000%	8/1/22	500	578
Pennsylvania GO	5.000%	1/1/26	100	112
Pennsylvania GO	5.000%	4/15/28	500	576
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	222
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	500	564
Pennsylvania State University Revenue	5.000%	3/1/25	500	567
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	395
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,112
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	559
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	542
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	539
Philadelphia PA School District GO	5.250%	9/1/22	500	566
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	653
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	595
				14,051
Puerto Rico (1.5%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	571
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	535
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	558
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	571
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	528
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	532
Puerto Rico GO	6.000%	7/1/27 (14)	500	538
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/22 (3)	500	542
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/25	500	544

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	5.500%	7/1/24 (2)	500	542
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (11)	500	541
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (3)	2,425	2,600
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	557
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	504
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,368
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	540
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	530
				12,101
South Carolina (0.6%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	571
Greenville County SC School District GO	5.000%	12/1/27	500	539
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	929
South Carolina GO	5.000%	4/1/20	450	573
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	532
South Carolina Public Service Authority Revenue	5.000%	1/1/16	130	151
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	548
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	500	539
				4,382
Tennessee (0.7%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	606
Memphis TN GO	5.000%	7/1/21	500	617
Memphis TN GO	5.000%	5/1/30	500	564
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	500	620
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/15	350	404
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	125
Shelby County TN GO	5.000%	4/1/19	400	498
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	9/1/16	500	510
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/17	500	513
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/18	500	509
Tennessee GO	5.000%	8/1/14	500	558
				5,524
Texas (3.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	829
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	322
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.000%	8/15/18	500	617
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	525

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	226
Cypress-Fairbanks TX Independent School
District Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	551
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	534
Dallas TX GO	5.000%	2/15/15	500	566
Dallas TX Independent School District GO	5.000%	8/15/14	500	559
Dallas TX Independent School District GO	5.000%	2/15/23	485	594
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	561
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	599
Harris County TX Flood Control District GO	5.250%	10/1/18	435	543
Harris County TX GO	5.000%	10/1/23	500	595
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.060%	1/3/12 LOC	825	825
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke’s Episcopal Hospital)
VRDO	0.070%	1/3/12	800	800
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	565
Houston TX GO	5.000%	3/1/20	500	609
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	573
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	534
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	546
Houston TX Utility System Revenue	5.250%	11/15/30	500	567
Lone Star College System Texas GO	5.000%	8/15/23	250	305
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	500	544
North East TX Independent School District GO	5.250%	2/1/22	500	645
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	595
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	568
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	283
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	574
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	520
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	520
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	620
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	905	1,026
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	303
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	500	529
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	572
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,422
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	555
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	563
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/28	500	560
Texas Transportation Commission Revenue	4.750%	4/1/24	500	562
Texas Transportation Commission Revenue	5.000%	4/1/25	500	565

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Texas Transportation Commission Revenue	5.000%	4/1/26	500	562
Texas Water Financial Assistance GO	5.000%	8/1/24	500	592
Texas Water Financial Assistance GO	5.000%	8/1/25	500	588
Texas Water Financial Assistance GO	5.000%	8/1/27	500	561
University of Texas Permanent University Fund
Revenue	5.250%	7/1/22	500	652
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	636
				28,062
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	566
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	500	527
Utah GO	5.000%	7/1/16	500	593
Utah GO	5.000%	7/1/16	500	593
				2,279
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	510

Virginia (0.2%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	613
Virginia Public School Authority Revenue	5.000%	8/1/13	500	537
Virginia Public School Authority Revenue	5.000%	8/1/19	500	625
				1,775
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	624
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	595
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	602
Energy Northwest Washington Electric
Revenue (Project No. 3)	5.000%	7/1/15	100	115
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	1,019
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	729
University of Washington Revenue	5.000%	4/1/31	335	376
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	493
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	563
Washington GO	5.700%	10/1/15 (4)	410	444
Washington GO	5.000%	2/1/16	500	582
Washington GO	0.000%	6/1/20 (3)	500	402
Washington GO	5.000%	8/1/20	500	627
Washington GO	5.000%	7/1/21 (4)	500	573
Washington GO	5.000%	7/1/21	500	593
				8,337
Wisconsin (0.7%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	527
Wisconsin GO	4.000%	9/1/15	970	1,071
Wisconsin GO	5.000%	5/1/16	500	587
Wisconsin GO	5.000%	5/1/16 (4)	600	681
Wisconsin GO	5.000%	5/1/23	500	578

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.110%	1/3/12 LOC	1,180	1,180
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	559
				5,183
Total Tax-Exempt Municipal Bonds (Cost $382,350)				407,527
Total Investments (99.5%) (Cost $637,311)				793,462
Other Assets and Liabilities (0.5%)
Other Assets				7,726
Liabilities				(3,851)
				3,875
Net Assets (100%)
Applicable to 38,796,058 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				797,337
Net Asset Value Per Share				$20.55

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	654,634
Overdistributed Net Investment Income	(1,190)
Accumulated Net Realized Losses	(12,258)
Unrealized Appreciation (Depreciation)	156,151
Net Assets	797,337

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $400,000, representing 0.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2011.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	6,149
Interest	14,188
Total Income	20,337
Expenses
The Vanguard Group—Note B
Investment Advisory Services	53
Management and Administrative	674
Marketing and Distribution	136
Custodian Fees	11
Auditing Fees	27
Shareholders’ Reports	9
Trustees’ Fees and Expenses	1
Total Expenses	911
Net Investment Income	19,426
Realized Net Gain (Loss) on Investment Securities Sold	9,695
Change in Unrealized Appreciation (Depreciation) of Investment Securities	12,259
Net Increase (Decrease) in Net Assets Resulting from Operations	41,380

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,426	17,981
Realized Net Gain (Loss)	9,695	23,695
Change in Unrealized Appreciation (Depreciation)	12,259	19,847
Net Increase (Decrease) in Net Assets Resulting from Operations	41,380	61,523
Distributions
Net Investment Income	(19,292)	(18,035)
Realized Capital Gain	—	—
Total Distributions	(19,292)	(18,035)
Capital Share Transactions
Issued	84,410	55,542
Issued in Lieu of Cash Distributions	16,324	15,301
Redeemed[1]	(58,490)	(50,511)
Net Increase (Decrease) from Capital Share Transactions	42,244	20,332
Total Increase (Decrease)	64,332	63,820
Net Assets
Beginning of Period	733,005	669,185
End of Period[2]	797,337	733,005

1 Net of redemption fees for fiscal 2011 and 2010 of $39,000 and $176,000, respectively. Effective April 28, 2011, the redemption fee was eliminated.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,190,000) and ($1,324,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.96	$18.75	$16.19	$20.45	$20.02
Investment Operations
Net Investment Income	.519	.496	.491	.565	.588
Net Realized and Unrealized Gain (Loss)
on Investments	.585	1.210	2.566	(4.260)	.430
Total from Investment Operations	1.104	1.706	3.057	(3.695)	1.018
Distributions
Dividends from Net Investment Income[1]	(.514)	(.496)	(.497)	(.565)	(.588)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.514)	(.496)	(.497)	(.565)	(.588)
Net Asset Value, End of Period	$20.55	$19.96	$18.75	$16.19	$20.45

Total Return[2]	5.58%	9.22%	19.14%	-18.32%	5.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$797	$733	$669	$587	$722
Ratio of Total Expenses to
Average Net Assets	0.12%	0.15%	0.15%	0.13%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.55%	2.58%	2.86%	3.01%	2.86%
Portfolio Turnover Rate	12%	23%	27%	19%	10%

1 For tax purposes, nontaxable dividends represent 70%, 70%, 69%, 72%, and 73% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in-capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $127,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	385,935	—	—
Tax-Exempt Municipal Bonds	—	407,527	—
Total	385,935	407,527	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2011, the fund had $156,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $12,258,000 to offset future net capital gains through December 31, 2017.

At December 31, 2011, the cost of investment securities for tax purposes was $637,311,000. Net unrealized appreciation of investment securities for tax purposes was $156,151,000, consisting of unrealized gains of $170,162,000 on securities that had risen in value since their purchase and $14,011,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $140,858,000 of investment securities and sold $88,897,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	4,149	2,886
Issued in Lieu of Cash Distributions	802	794
Redeemed	(2,887)	(2,635)
Net Increase (Decrease) in Shares Outstanding	2,064	1,045

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTGLX	VTMIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	2.12%	2.16%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	502	500	3,745
Median Market Cap	$52.0B	$52.0B	$31.3B
Price/Earnings Ratio	14.2x	14.1x	15.0x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	20.8%	20.6%	19.0%
Earnings Growth Rate	7.4%	7.4%	7.1%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	6%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.7%	10.7%	12.2%
Consumer Staples	11.5	11.5	10.6
Energy	12.3	12.3	10.8
Financials	13.6	13.6	15.0
Health Care	11.9	11.8	11.4
Industrials	10.7	10.7	11.1
Information
Technology	18.9	19.0	18.7
Materials	3.5	3.5	4.1
Telecommunication
Services	3.0	3.0	2.5
Utilities	3.9	3.9	3.6

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.6%
Apple Inc.	Computer
	Hardware	3.3
International Business	IT Consulting &
Machines Corp.	Other Services	1.9
Chevron Corp.	Integrated Oil &
	Gas	1.9
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Procter & Gamble Co.	Household
	Products	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.6
Johnson & Johnson	Pharmaceuticals	1.6
Pfizer Inc.	Pharmaceuticals	1.5
Top Ten		20.4%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated July 15, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Growth and Income
Fund Admiral Shares	2.00%	-0.28%	2.92%	$13,340
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
S&P 500 Index	2.11	-0.25	2.92	13,335
Large-Cap Core Funds Average	-0.72	-1.20	1.45	11,546
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Growth and Income Fund
Institutional Shares	2.05%	-0.24%	2.96%	$6,693,360
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
S&P 500 Index	2.11	-0.25	2.92	6,667,591

See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

Tax-Managed Growth and Income Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.7%)
	McDonald’s Corp.	203,747	20,442
	Walt Disney Co.	357,898	13,421
	Home Depot Inc.	307,114	12,911
*	Amazon.com Inc.	72,485	12,547
	Comcast Corp. Class A	508,968	12,068
*	Ford Motor Co.	757,096	8,146
	News Corp. Class A	436,854	7,793
	Time Warner Inc.	199,311	7,203
	NIKE Inc. Class B	73,974	7,129
	Target Corp.	133,836	6,855
	Starbucks Corp.	148,426	6,829
	Lowe’s Cos. Inc.	249,631	6,336
*	DIRECTV Class A	140,754	6,019
	Yum! Brands Inc.	91,684	5,410
	Viacom Inc. Class B	110,203	5,004
	TJX Cos. Inc.	75,221	4,856
*	priceline.com Inc.	9,913	4,636
	Johnson Controls Inc.	135,822	4,246
	Time Warner Cable Inc.	63,607	4,044
	Coach Inc.	58,263	3,556
	CBS Corp. Class B	130,528	3,543
	Carnival Corp.	90,240	2,945
*	Bed Bath & Beyond Inc.	47,864	2,775
	Macy’s Inc.	83,786	2,696
	McGraw-Hill Cos. Inc.	58,469	2,629
	Kohl’s Corp.	50,513	2,493
	Omnicom Group Inc.	54,975	2,451
	VF Corp.	17,342	2,202
	Ross Stores Inc.	45,986	2,186
*	Discovery Communications
	Inc. Class A	52,700	2,159
*	Chipotle Mexican Grill Inc.
	Class A	6,228	2,103
*	O’Reilly Automotive Inc.	25,568	2,044
	Limited Brands Inc.	49,168	1,984
*	Dollar Tree Inc.	23,758	1,975
	Staples Inc.	139,260	1,934
	Genuine Parts Co.	31,098	1,903

			Market
			Value
		Shares	($000)
	Mattel Inc.	67,446	1,872
	Starwood Hotels & Resorts
	Worldwide Inc.	38,311	1,838
*	AutoZone Inc.	5,572	1,811
	Harley-Davidson Inc.	46,327	1,801
	Ralph Lauren Corp. Class A	12,835	1,772
	Wynn Resorts Ltd.	15,693	1,734
	Tiffany & Co.	25,203	1,670
	Nordstrom Inc.	32,136	1,598
	Marriott International Inc.
	Class A	53,224	1,553
*	BorgWarner Inc.	21,901	1,396
*	CarMax Inc.	44,891	1,368
	Best Buy Co. Inc.	58,478	1,367
	Family Dollar Stores Inc.	23,356	1,347
	Gap Inc.	69,010	1,280
*	Apollo Group Inc. Class A	23,005	1,239
	Darden Restaurants Inc.	26,211	1,195
	Wyndham Worldwide Corp.	30,196	1,142
	International Game
	Technology	58,978	1,014
	JC Penney Co. Inc.	28,275	994
	H&R Block Inc.	58,383	953
	Newell Rubbermaid Inc.	57,789	933
	Interpublic Group of Cos. Inc.	91,709	892
	Abercrombie & Fitch Co.	17,128	837
	Scripps Networks Interactive
	Inc. Class A	19,281	818
	Comcast Corp.	33,914	799
*	Netflix Inc.	11,099	769
	Hasbro Inc.	23,105	737
	Whirlpool Corp.	15,073	715
	DR Horton Inc.	55,355	698
*	Goodyear Tire & Rubber Co.	48,343	685
*	GameStop Corp. Class A	27,421	662
	Leggett & Platt Inc.	27,981	645
	Gannett Co. Inc.	47,625	637
	Cablevision Systems Corp.
	Class A	44,468	632
	Lennar Corp. Class A	31,769	624
*	Urban Outfitters Inc.	22,040	607

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Expedia Inc.	18,913	549
	Harman International
	Industries Inc.	13,781	524
*	Big Lots Inc.	12,856	485
*	TripAdvisor Inc.	18,913	477
	DeVry Inc.	12,289	473
*	PulteGroup Inc.	66,207	418
	Washington Post Co.
	Class B	990	373
*	AutoNation Inc.	9,349	345
*	Sears Holdings Corp.	7,688	244
*	Orchard Supply Hardware
	Stores Corp. Class A	347	3
*	Orchard Supply Hardware
	Stores Corp. Pfd.	347	—
			241,998
Consumer Staples (11.5%)
	Procter & Gamble Co.	548,070	36,562
	Coca-Cola Co.	452,535	31,664
	Philip Morris International
	Inc.	346,107	27,163
	Wal-Mart Stores Inc.	347,862	20,788
	PepsiCo Inc.	311,342	20,658
	Kraft Foods Inc.	352,134	13,156
	Altria Group Inc.	409,723	12,148
	CVS Caremark Corp.	259,341	10,576
	Colgate-Palmolive Co.	96,441	8,910
	Costco Wholesale Corp.	86,275	7,188
	Walgreen Co.	177,428	5,866
	Kimberly-Clark Corp.	78,549	5,778
	General Mills Inc.	128,114	5,177
	Archer-Daniels-Midland Co.	133,224	3,810
	HJ Heinz Co.	63,776	3,446
	Sysco Corp.	117,470	3,445
	Lorillard Inc.	26,856	3,062
	Kroger Co.	119,177	2,886
	Reynolds American Inc.	67,300	2,788
	Mead Johnson Nutrition Co.	40,512	2,784
	Estee Lauder Cos. Inc.
	Class A	22,257	2,500
	Kellogg Co.	49,393	2,498
	Sara Lee Corp.	118,128	2,235
	Whole Foods Market Inc.	31,914	2,221
	ConAgra Foods Inc.	82,647	2,182
	Hershey Co.	30,635	1,893
	JM Smucker Co.	22,628	1,769
	Clorox Co.	26,228	1,746
	Dr Pepper Snapple Group
	Inc.	42,618	1,683
	Brown-Forman Corp.
	Class B	20,050	1,614
	Coca-Cola Enterprises Inc.	62,260	1,605
	Beam Inc.	31,120	1,594
	Avon Products Inc.	85,543	1,494
	Safeway Inc.	67,810	1,427

			Market
			Value
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	31,410	1,368
	McCormick & Co. Inc.	26,343	1,328
	Tyson Foods Inc. Class A	58,131	1,200
	Campbell Soup Co.	35,630	1,184
	Hormel Foods Corp.	27,400	803
*	Constellation Brands Inc.
	Class A	34,515	713
*	Dean Foods Co.	36,100	404
	SUPERVALU Inc.	42,646	346
			261,662
Energy (12.3%)
	Exxon Mobil Corp.	954,833	80,932
	Chevron Corp.	396,827	42,222
	ConocoPhillips	264,576	19,280
	Schlumberger Ltd.	267,360	18,263
	Occidental Petroleum Corp.	161,813	15,162
	Anadarko Petroleum Corp.	99,188	7,571
	Apache Corp.	76,547	6,934
	Halliburton Co.	183,311	6,326
	National Oilwell Varco Inc.	84,416	5,739
	EOG Resources Inc.	53,529	5,273
	Devon Energy Corp.	80,571	4,995
	Baker Hughes Inc.	86,840	4,224
	Marathon Oil Corp.	140,448	4,111
	El Paso Corp.	153,520	4,079
	Spectra Energy Corp.	129,471	3,981
	Williams Cos. Inc.	117,655	3,885
	Hess Corp.	59,411	3,375
	Noble Energy Inc.	35,005	3,304
	Chesapeake Energy Corp.	131,235	2,925
*	FMC Technologies Inc.	47,356	2,473
*	Cameron International Corp.	48,875	2,404
	Marathon Petroleum Corp.	71,024	2,364
	Valero Energy Corp.	111,660	2,350
*	Southwestern Energy Co.	69,353	2,215
	Pioneer Natural Resources
	Co.	24,470	2,190
	Murphy Oil Corp.	38,566	2,150
	Range Resources Corp.	31,186	1,932
	Peabody Energy Corp.	54,020	1,789
	Consol Energy Inc.	45,389	1,666
	EQT Corp.	29,904	1,638
	Cabot Oil & Gas Corp.	20,869	1,584
	Noble Corp.	50,151	1,516
	Helmerich & Payne Inc.	21,487	1,254
*	Denbury Resources Inc.	78,992	1,193
	QEP Resources Inc.	35,068	1,027
*	Newfield Exploration Co.	26,311	993
*	Nabors Industries Ltd.	56,906	987
*	Alpha Natural Resources Inc.	43,709	893
	Sunoco Inc.	21,388	877
	Diamond Offshore Drilling
	Inc.	13,711	758

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Rowan Cos. Inc.	24,786	752
*	Tesoro Corp.	28,684	670
			278,256
Financials (13.6%)
	Wells Fargo & Co.	1,050,880	28,962
	JPMorgan Chase & Co.	756,907	25,167
*	Berkshire Hathaway Inc.
	Class B	315,799	24,095
	Citigroup Inc.	582,362	15,322
	Bank of America Corp.	2,020,645	11,235
	US Bancorp	380,204	10,285
	American Express Co.	201,398	9,500
	Goldman Sachs Group Inc.	98,004	8,862
	Simon Property Group Inc.	58,482	7,541
	MetLife Inc.	210,645	6,568
	PNC Financial Services
	Group Inc.	104,780	6,043
	Travelers Cos. Inc.	82,189	4,863
	Bank of New York Mellon
	Corp.	242,023	4,819
	Prudential Financial Inc.	94,196	4,721
	ACE Ltd.	67,100	4,705
	American Tower
	Corporation	78,279	4,698
	Morgan Stanley	296,238	4,482
	Aflac Inc.	92,939	4,021
	State Street Corp.	98,150	3,956
	Capital One Financial Corp.	91,786	3,882
	Chubb Corp.	55,476	3,840
	Public Storage	28,189	3,790
	BlackRock Inc.	19,953	3,556
	BB&T Corp.	138,883	3,496
	Marsh & McLennan Cos.
	Inc.	107,200	3,390
	Equity Residential	58,995	3,364
	HCP Inc.	81,140	3,362
	CME Group Inc.	13,232	3,224
	Ventas Inc.	57,358	3,162
	Aon Corp.	64,339	3,011
	Boston Properties Inc.	29,483	2,936
	T Rowe Price Group Inc.	50,370	2,869
	Vornado Realty Trust	36,757	2,825
	Franklin Resources Inc.	28,926	2,779
	Allstate Corp.	100,776	2,762
*	Berkshire Hathaway Inc.
	Class A	23	2,639
	Discover Financial Services	109,378	2,625
	ProLogis Inc.	91,470	2,615
	AvalonBay Communities
	Inc.	18,843	2,461
	Charles Schwab Corp.	214,843	2,419
	Progressive Corp.	123,093	2,402
	Fifth Third Bancorp	183,919	2,339
	Loews Corp.	60,857	2,291
	Ameriprise Financial Inc.	45,142	2,241
	Host Hotels & Resorts Inc.	141,242	2,086

			Market
			Value
		Shares	($000)
	Health Care REIT Inc.	37,966	2,070
	American International
	Group Inc.	87,072	2,020
	Weyerhaeuser Co.	106,573	1,990
	M&T Bank Corp.	25,009	1,909
	Northern Trust Corp.	47,948	1,902
	SunTrust Banks Inc.	106,999	1,894
	Invesco Ltd.	90,216	1,812
*	IntercontinentalExchange
	Inc.	14,514	1,750
	Principal Financial Group
	Inc.	60,818	1,496
	KeyCorp	189,260	1,455
	Hartford Financial Services
	Group Inc.	89,229	1,450
	NYSE Euronext	52,037	1,358
	SLM Corp.	101,204	1,356
	Kimco Realty Corp.	80,823	1,313
	Moody’s Corp.	38,940	1,311
	XL Group plc Class A	63,926	1,264
	Unum Group	58,325	1,229
	Plum Creek Timber Co. Inc.	32,215	1,178
	Lincoln National Corp.	60,025	1,166
	Regions Financial Corp.	249,713	1,074
	Comerica Inc.	39,893	1,029
*	CBRE Group Inc. Class A	64,621	984
	Cincinnati Financial Corp.	32,195	981
	Huntington Bancshares Inc.	171,123	939
	People’s United Financial
	Inc.	71,932	924
	Leucadia National Corp.	39,294	894
	Torchmark Corp.	20,199	876
	Assurant Inc.	18,209	748
	Hudson City Bancorp Inc.	104,119	651
*	Genworth Financial Inc.
	Class A	97,134	636
*	NASDAQ OMX Group Inc.	25,195	618
	Legg Mason Inc.	24,636	592
	Zions Bancorporation	36,340	592
	Apartment Investment &
	Management Co.	23,892	547
	First Horizon National Corp.	51,824	415
*	E*Trade Financial Corp.	50,359	401
	Federated Investors Inc.
	Class B	18,495	280
			309,315
Health Care (11.8%)
	Johnson & Johnson	544,159	35,686
	Pfizer Inc.	1,531,798	33,148
	Merck & Co. Inc.	607,075	22,887
	Abbott Laboratories	310,243	17,445
	Bristol-Myers Squibb Co.	337,766	11,903
	UnitedHealth Group Inc.	212,317	10,760
	Amgen Inc.	158,100	10,152
	Eli Lilly & Co.	203,015	8,437
	Medtronic Inc.	210,334	8,045

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Gilead Sciences Inc.	149,514	6,120
*	Celgene Corp.	88,385	5,975
	Baxter International Inc.	112,421	5,563
	Allergan Inc.	60,748	5,330
*	Biogen Idec Inc.	48,360	5,322
	WellPoint Inc.	69,415	4,599
	Covidien plc	96,200	4,330
*	Express Scripts Inc.	96,865	4,329
*	Medco Health Solutions Inc.	77,075	4,308
	McKesson Corp.	48,935	3,812
*	Intuitive Surgical Inc.	7,787	3,605
*	Thermo Fisher Scientific Inc.	75,317	3,387
	Stryker Corp.	64,813	3,222
	Becton Dickinson and Co.	42,838	3,201
	Aetna Inc.	72,278	3,049
	Humana Inc.	32,562	2,853
	Cardinal Health Inc.	68,759	2,792
*	Agilent Technologies Inc.	69,047	2,412
	Cigna Corp.	56,888	2,389
	St. Jude Medical Inc.	63,608	2,182
	AmerisourceBergen Corp.
	Class A	51,524	1,916
*	Zimmer Holdings Inc.	35,618	1,903
*	Mylan Inc.	85,319	1,831
	Quest Diagnostics Inc.	31,342	1,820
	Perrigo Co.	18,602	1,810
*	Cerner Corp.	28,938	1,772
*	Laboratory Corp. of
	America Holdings	19,768	1,699
*	Edwards Lifesciences Corp.	22,843	1,615
*	Forest Laboratories Inc.	53,227	1,611
*	Boston Scientific Corp.	295,616	1,579
*	Watson Pharmaceuticals
	Inc.	25,477	1,537
*	Varian Medical Systems Inc.	22,449	1,507
	CR Bard Inc.	17,129	1,465
*	DaVita Inc.	18,713	1,419
*	Life Technologies Corp.	35,682	1,388
*	Waters Corp.	17,758	1,315
*	CareFusion Corp.	44,989	1,143
*	Hospira Inc.	32,754	995
	DENTSPLY International Inc.	28,353	992
*	Coventry Health Care Inc.	28,780	874
	Patterson Cos. Inc.	17,440	515
	PerkinElmer Inc.	22,637	453
*	Tenet Healthcare Corp.	86,017	441
			268,843
Industrials (10.7%)
	General Electric Co.	2,103,074	37,666
	United Parcel Service Inc.
	Class B	192,284	14,073
	United Technologies Corp.	180,600	13,200
	Caterpillar Inc.	128,839	11,673
	3M Co.	139,543	11,405
	Boeing Co.	148,146	10,866

			Market
			Value
		Shares	($000)
	Union Pacific Corp.	96,140	10,185
	Honeywell International Inc.	154,061	8,373
	Emerson Electric Co.	146,504	6,826
	Deere & Co.	82,456	6,378
	Danaher Corp.	113,388	5,334
	FedEx Corp.	63,197	5,278
	Norfolk Southern Corp.	67,006	4,882
	Precision Castparts Corp.	28,665	4,724
	General Dynamics Corp.	71,044	4,718
	Illinois Tool Works Inc.	96,361	4,501
	CSX Corp.	209,507	4,412
	Tyco International Ltd.	92,072	4,301
	Lockheed Martin Corp.	52,899	4,280
	Cummins Inc.	38,444	3,384
	Raytheon Co.	68,982	3,337
	Goodrich Corp.	24,868	3,076
	Northrop Grumman Corp.	52,070	3,045
	Waste Management Inc.	91,834	3,004
	Eaton Corp.	66,658	2,902
	PACCAR Inc.	71,439	2,677
	Fastenal Co.	58,682	2,559
	Parker Hannifin Corp.	30,090	2,294
	CH Robinson Worldwide Inc.	32,612	2,276
	Stanley Black & Decker Inc.	33,611	2,272
	WW Grainger Inc.	12,063	2,258
	Dover Corp.	36,806	2,137
	Rockwell Automation Inc.	28,203	2,069
	Ingersoll-Rand plc	62,100	1,892
	Expeditors International of
	Washington Inc.	42,423	1,738
	Republic Services Inc.
	Class A	62,656	1,726
	Cooper Industries plc	31,500	1,706
	Fluor Corp.	33,790	1,698
	Rockwell Collins Inc.	30,114	1,667
	Roper Industries Inc.	19,140	1,663
	Joy Global Inc.	20,989	1,574
	Southwest Airlines Co.	155,336	1,330
*	Stericycle Inc.	17,064	1,330
	L-3 Communications
	Holdings Inc.	19,877	1,325
	Pall Corp.	22,895	1,308
	Iron Mountain Inc.	36,755	1,132
	Flowserve Corp.	11,068	1,099
*	Jacobs Engineering Group
	Inc.	25,445	1,033
	Textron Inc.	55,008	1,017
	Xylem Inc.	36,800	945
	Equifax Inc.	24,267	940
*	Quanta Services Inc.	41,969	904
	Robert Half International Inc.	28,401	808
	Cintas Corp.	22,102	769
	Pitney Bowes Inc.	39,981	741
	Masco Corp.	70,719	741
	Dun & Bradstreet Corp.	9,796	733
	Avery Dennison Corp.	21,187	608

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Snap-on Inc.	11,467	580
	Ryder System Inc.	10,104	537
	RR Donnelley & Sons Co.	37,068	535
			242,444
Information Technology (19.0%)
*	Apple Inc.	185,150	74,986
	International Business
	Machines Corp.	234,842	43,183
	Microsoft Corp.	1,491,423	38,717
*	Google Inc. Class A	50,337	32,513
	Intel Corp.	1,014,268	24,596
	Oracle Corp.	783,773	20,104
	Cisco Systems Inc.	1,070,795	19,360
	Qualcomm Inc.	334,813	18,314
	Visa Inc. Class A	101,248	10,280
	Hewlett-Packard Co.	395,874	10,198
*	EMC Corp.	406,401	8,754
	Mastercard Inc. Class A	21,234	7,916
*	eBay Inc.	228,807	6,940
	Accenture plc Class A	127,734	6,799
	Texas Instruments Inc.	227,548	6,624
	Automatic Data
	Processing Inc.	97,346	5,258
*	Dell Inc.	304,772	4,459
	Corning Inc.	312,990	4,062
*	Yahoo! Inc.	247,551	3,993
*	Cognizant Technology
	Solutions Corp. Class A	60,260	3,875
	Intuit Inc.	59,294	3,118
	Broadcom Corp. Class A	96,895	2,845
	Applied Materials Inc.	260,295	2,788
*	Adobe Systems Inc.	97,930	2,768
*	Salesforce.com Inc.	27,023	2,742
	Motorola Solutions Inc.	57,068	2,642
	TE Connectivity Ltd.	84,700	2,609
*	NetApp Inc.	71,518	2,594
	Altera Corp.	63,921	2,371
*	SanDisk Corp.	47,785	2,351
*	Symantec Corp.	147,052	2,301
	Western Union Co.	123,422	2,254
*	Citrix Systems Inc.	37,103	2,253
	Xerox Corp.	276,220	2,199
*	Juniper Networks Inc.	104,783	2,139
	Analog Devices Inc.	59,447	2,127
*	Motorola Mobility
	Holdings Inc.	52,709	2,045
	Paychex Inc.	64,225	1,934
*	NVIDIA Corp.	121,981	1,691
	Xilinx Inc.	52,536	1,684
*	F5 Networks Inc.	15,794	1,676
*	Fiserv Inc.	28,067	1,649
*	Teradata Corp.	33,359	1,618
	KLA-Tencor Corp.	33,159	1,600
*	Red Hat Inc.	38,327	1,582
	Amphenol Corp. Class A	33,063	1,501
	CA Inc.	73,685	1,489

			Market
			Value
		Shares	($000)
*	Western Digital Corp.	46,824	1,449
	Microchip Technology Inc.	38,299	1,403
*	Autodesk Inc.	45,433	1,378
*	Electronic Arts Inc.	66,355	1,367
	Linear Technology Corp.	45,247	1,359
	Fidelity National Information
	Services Inc.	48,241	1,283
*	Micron Technology Inc.	196,659	1,237
*	Akamai Technologies Inc.	35,653	1,151
	VeriSign Inc.	31,731	1,133
*	BMC Software Inc.	33,945	1,113
	Harris Corp.	23,020	830
	FLIR Systems Inc.	30,996	777
	Computer Sciences Corp.	30,784	729
	Jabil Circuit Inc.	36,740	722
*	LSI Corp.	113,232	674
*	SAIC Inc.	54,768	673
	Molex Inc.	27,322	652
	Total System Services Inc.	32,398	634
*	Advanced Micro Devices
	Inc.	115,945	626
*	Novellus Systems Inc.	13,148	543
*	Teradyne Inc.	36,700	500
*	JDS Uniphase Corp.	45,491	475
	Lexmark International Inc.
	Class A	14,208	470
*	First Solar Inc.	11,633	393
			431,072
Materials (3.5%)
	EI du Pont de Nemours &
	Co.	184,014	8,424
	Monsanto Co.	106,714	7,477
	Freeport-McMoRan
	Copper & Gold Inc.	188,816	6,946
	Dow Chemical Co.	235,394	6,770
	Praxair Inc.	59,734	6,386
	Newmont Mining Corp.	98,483	5,910
	Air Products & Chemicals
	Inc.	41,932	3,572
	Ecolab Inc.	59,779	3,456
	Mosaic Co.	59,315	2,991
	International Paper Co.	87,118	2,579
	PPG Industries Inc.	30,724	2,565
	Nucor Corp.	63,090	2,496
	CF Industries Holdings Inc.	12,989	1,883
	Alcoa Inc.	212,003	1,834
	Cliffs Natural Resources
	Inc.	28,532	1,779
	Sherwin-Williams Co.	17,154	1,531
	Sigma-Aldrich Corp.	23,940	1,495
	FMC Corp.	13,964	1,201
	Ball Corp.	32,514	1,161
	Eastman Chemical Co.	27,344	1,068
	Airgas Inc.	13,597	1,062
	Vulcan Materials Co.	25,930	1,020
	MeadWestvaco Corp.	33,759	1,011

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Allegheny Technologies Inc.	21,020	1,005
	International Flavors &
	Fragrances Inc.	16,054	842
	United States Steel Corp.	28,480	754
	Sealed Air Corp.	38,392	661
*	Owens-Illinois Inc.	32,485	630
	Bemis Co. Inc.	20,650	621
	Titanium Metals Corp.	16,600	249
			79,379
Telecommunication Services (3.0%)
	AT&T Inc.	1,180,876	35,710
	Verizon Communications
	Inc.	563,896	22,623
	CenturyLink Inc.	122,889	4,571
*	Sprint Nextel Corp.	596,766	1,396
	Windstream Corp.	116,658	1,370
	Frontier Communications
	Corp.	197,606	1,018
*	MetroPCS
	Communications Inc.	57,928	503
			67,191
Utilities (3.9%)
	Southern Co.	171,803	7,953
	Dominion Resources Inc.	113,491	6,024
	Duke Energy Corp.	265,498	5,841
	Exelon Corp.	131,986	5,724
	NextEra Energy Inc.	84,118	5,121
	American Electric Power
	Co. Inc.	96,152	3,972
	FirstEnergy Corp.	83,508	3,699
	Consolidated Edison Inc.	58,332	3,618
	PPL Corp.	115,139	3,387
	PG&E Corp.	80,781	3,330
	Public Service Enterprise
	Group Inc.	100,734	3,325
	Progress Energy Inc.	58,640	3,285
	Edison International	64,933	2,688
	Xcel Energy Inc.	96,524	2,668
	Sempra Energy	47,752	2,626
	Entergy Corp.	35,135	2,567
	DTE Energy Co.	33,579	1,828
	ONEOK Inc.	20,462	1,774
	CenterPoint Energy Inc.	84,888	1,705
	Wisconsin Energy Corp.	46,042	1,610
	Ameren Corp.	48,521	1,608
	Constellation Energy
	Group Inc.	40,076	1,590
*	AES Corp.	128,435	1,521
	NiSource Inc.	55,743	1,327

		Market
		Value
	Shares	($000)
Northeast Utilities	35,059	1,265
CMS Energy Corp.	50,520	1,116
Pinnacle West Capital Corp.	21,640	1,043
SCANA Corp.	22,888	1,031
AGL Resources Inc.	23,189	980
Pepco Holdings Inc.	45,155	917
Integrys Energy Group Inc.	15,473	838
* NRG Energy Inc.	45,874	831
TECO Energy Inc.	42,750	818
		87,630
Total Investments (100.0%)
(Cost $1,948,880)		2,267,790
Other Assets and Liabilities (0.0%)
Other Assets		7,031
Liabilities		(6,349)
		682
Net Assets (100%)		2,268,472

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,041,132
Overdistributed Net Investment Income	(3,241)
Accumulated Net Realized Losses	(88,329)
Unrealized Appreciation (Depreciation)	318,910
Net Assets	2,268,472

Admiral Shares—Net Assets
Applicable to 35,527,675 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,001,303
Net Asset Value Per Share—
Admiral Shares	$56.33

Institutional Shares—Net Assets
Applicable to 9,746,636 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	267,169
Net Asset Value Per Share—
Institutional Shares	$27.41

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	47,856
Interest[1]	2
Total Income	47,858
Expenses
The Vanguard Group—Note B
Investment Advisory Services	285
Management and Administrative—Investor Shares	243
Management and Administrative—Admiral Shares	1,516
Management and Administrative—Institutional Shares	121
Marketing and Distribution—Investor Shares	45
Marketing and Distribution—Admiral Shares	422
Marketing and Distribution—Institutional Shares	43
Custodian Fees	56
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,790
Net Investment Income	45,068
Realized Net Gain (Loss) on Investment Securities Sold	(28,111)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	27,238
Net Increase (Decrease) in Net Assets Resulting from Operations	44,195
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,068	42,360
Realized Net Gain (Loss)	(28,111)	29,493
Change in Unrealized Appreciation (Depreciation)	27,238	234,852
Net Increase (Decrease) in Net Assets Resulting from Operations	44,195	306,705
Distributions
Net Investment Income
Investor Shares	(2,110)	(8,731)
Admiral Shares	(37,797)	(29,437)
Institutional Shares	(5,052)	(4,196)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(44,959)	(42,364)
Capital Share Transactions
Investor Shares	(521,190)	(46,196)
Admiral Shares	418,062	(35,245)
Institutional Shares	44,908	(873)
Net Increase (Decrease) from Capital Share Transactions	(58,220)	(82,314)
Total Increase (Decrease)	(58,984)	182,027
Net Assets
Beginning of Period	2,327,456	2,145,429
End of Period[1]	2,268,472	2,327,456
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,241,000) and ($3,350,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares
	January 1,
	2011, to
For a Share Outstanding	May 13,	Year Ended December 31,
Throughout Each Period	2011[1]	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.40	$24.30	$19.65	$31.96	$30.87
Investment Operations
Net Investment Income	.174	.474	.490	.572	.578
Net Realized and Unrealized Gain (Loss)
on Investments	1.756	3.102	4.640	(12.295)	1.089
Total from Investment Operations	1.930	3.576	5.130	(11.723)	1.667
Distributions
Dividends from Net Investment Income	(.120)	(.476)	(.480)	(.587)	(.577)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.120)	(.476)	(.480)	(.587)	(.577)
Net Asset Value, End of Period	$29.21[1]	$27.40	$24.30	$19.65	$31.96

Total Return[2]	7.05%	14.90%	26.47%	-37.04%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$489	$479	$420	$740
Ratio of Total Expenses to
Average Net Assets	0.17%	0.20%	0.21%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.73%	1.90%	2.34%	2.13%	1.80%
Portfolio Turnover Rate	6%	6%	38%	8%	5%

The expense ratio and net income ratio for the current period have been annualized.
1 Net asset value as of May 13, 2011, at which date the Investor Shares were converted to Admiral Shares.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$56.31	$49.94	$40.39	$65.69	$63.44
Investment Operations
Net Investment Income	1.104	1.017	1.036	1.212	1.230
Net Realized and Unrealized Gain (Loss)
on Investments	.018	6.374	9.532	(25.276)	2.245
Total from Investment Operations	1.122	7.391	10.568	(24.064)	3.475
Distributions
Dividends from Net Investment Income	(1.102)	(1.021)	(1.018)	(1.236)	(1.225)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.102)	(1.021)	(1.018)	(1.236)	(1.225)
Net Asset Value, End of Period	$56.33	$56.31	$49.94	$40.39	$65.69

Total Return[1]	2.00%	14.99%	26.54%	-37.00%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,001	$1,614	$1,466	$1,203	$2,113
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.93%	1.98%	2.40%	2.19%	1.86%
Portfolio Turnover Rate	6%	6%	38%	8%	5%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.40	$24.30	$19.65	$31.96	$30.87
Investment Operations
Net Investment Income	.549	.506	.515	.598	.604
Net Realized and Unrealized Gain (Loss)
on Investments	.009	3.101	4.642	(12.299)	1.089
Total from Investment Operations	.558	3.607	5.157	(11.701)	1.693
Distributions
Dividends from Net Investment Income	(.548)	(.507)	(.507)	(.609)	(.603)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.548)	(.507)	(.507)	(.609)	(.603)
Net Asset Value, End of Period	$27.41	$27.40	$24.30	$19.65	$31.96

Total Return[1]	2.05%	15.04%	26.63%	-36.98%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$267	$225	$200	$263	$469
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.02%	2.46%	2.22%	1.88%
Portfolio Turnover Rate	6%	6%	38%	8%	5%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to May 14, 2011, the fund offered Investor Shares. Effective at the close of business on May 13, 2011, the Investor Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $368,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Growth and Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2011, the fund had $321,000 of ordinary income available for distribution. The fund had available capital losses totaling $82,173,000 to offset future net capital gains. Of this amount, $49,308,000 may be used to offset future net capital gains through December 31, 2016. Capital losses of $32,865,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards.

At December 31, 2011, the cost of investment securities for tax purposes was $1,955,037,000. Net unrealized appreciation of investment securities for tax purposes was $312,753,000, consisting of unrealized gains of $590,227,000 on securities that had risen in value since their purchase and $277,474,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $131,256,000 of investment securities and sold $188,979,000 of investment securities, other than temporary cash investments.

Tax-Managed Growth and Income Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	9,282	325	24,116	966
Issued in Lieu of Cash Distributions	1,877	65	7,770	308
Redeemed[1,2]	(532,349)	(18,237)	(78,082)	(3,142)
Net Increase (Decrease)—Investor Shares	(521,190)	(17,847)	(46,196)	(1,868)
Admiral Shares
Issued[2]	578,240	9,701	67,154	1,314
Issued in Lieu of Cash Distributions	30,196	537	23,036	444
Redeemed[1]	(190,374)	(3,366)	(125,435)	(2,457)
Net Increase (Decrease)—Admiral Shares	418,062	6,872	(35,245)	(699)
Institutional Shares
Issued	54,768	1,918	26,919	1,121
Issued in Lieu of Cash Distributions	3,509	128	2,634	104
Redeemed[1]	(13,369)	(506)	(30,426)	(1,269)
Net Increase (Decrease)—Institutional Shares	44,908	1,540	(873)	(44)

1 Net of redemption fees for fiscal 2011 and 2010 of $66,000 and $288,000, respectively (fund totals). Effective April 28, 2011, the redemption fee was eliminated.
2 Investor shares redeemed and Admiral Shares issued reflect $510,049,000 from the conversion of 17,461,000 Investor Shares to 8,497,000 Admiral Shares at the close of business on May 13, 2011.

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.83%	1.87%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	625	980	3,745
Median Market Cap	$35.3B	$37.4B	$31.3B
Price/Earnings Ratio	14.4x	14.5x	15.0x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	19.9%	19.7%	19.0%
Earnings Growth Rate	7.3%	7.2%	7.1%
Dividend Yield	1.9%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	2%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	12.0%	11.5%	12.2%
Consumer Staples	10.7	10.5	10.6
Energy	11.9	11.7	10.8
Financials	14.0	14.3	15.0
Health Care	11.8	11.8	11.4
Industrials	10.9	10.9	11.1
Information
Technology	18.6	18.4	18.7
Materials	4.0	4.0	4.1
Telecommunication
Services	2.8	2.9	2.5
Utilities	3.3	4.0	3.6

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.3%
Apple Inc.	Computer
	Hardware	3.0
International Business	IT Consulting &
Machines Corp.	Other Services	1.8
Chevron Corp.	Integrated Oil &
	Gas	1.7
Procter & Gamble Co.	Household
	Products	1.5
Microsoft Corp.	Systems Software	1.5
Johnson & Johnson	Pharmaceuticals	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Google Inc. Class A	Internet Software &
	Services	1.3
Top Ten		18.5%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated July 15, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation
Fund Admiral Shares	1.38%	0.12%	3.40%	$13,974
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
Russell 1000 Index	1.50	-0.02	3.34	13,896
Multi-Cap Core Funds Average	-2.68	-0.93	2.65	12,991
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	1.39%	0.15%	3.44%	$7,009,326
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
Russell 1000 Index	1.50	-0.02	3.34	6,947,953

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.0%)
	McDonald’s Corp.	306,260	30,727
	Walt Disney Co.	588,436	22,066
	Home Depot Inc.	480,000	20,179
*	Amazon.com Inc.	110,900	19,197
	Comcast Corp. Class A	755,371	17,910
	News Corp. Class A	763,830	13,627
*	Ford Motor Co.	1,209,933	13,019
	Time Warner Inc.	339,649	12,275
	Starbucks Corp.	259,352	11,933
	Target Corp.	232,300	11,898
	NIKE Inc. Class B	123,200	11,873
	Lowe’s Cos. Inc.	447,600	11,360
*	DIRECTV Class A	250,109	10,695
	Yum! Brands Inc.	168,360	9,935
	Viacom Inc. Class B	171,033	7,767
	Johnson Controls Inc.	237,600	7,427
	Coach Inc.	115,100	7,026
*	Bed Bath & Beyond Inc.	105,315	6,105
	Time Warner Cable Inc.	94,542	6,010
	Kohl’s Corp.	112,150	5,535
	McGraw-Hill Cos. Inc.	122,900	5,527
	Ross Stores Inc.	113,592	5,399
*	Dollar Tree Inc.	59,269	4,926
*	O’Reilly Automotive Inc.	61,448	4,913
*	Liberty Interactive Corp.
	Class A	291,926	4,734
*	AutoZone Inc.	13,300	4,322
	Starwood Hotels &
	Resorts Worldwide Inc.	89,818	4,309
*	Las Vegas Sands Corp.	100,440	4,292
	Ralph Lauren Corp. Class A	30,800	4,253
	Gap Inc.	211,887	3,930
*	CarMax Inc.	128,143	3,906
*	Apollo Group Inc. Class A	72,229	3,891
*	Sirius XM Radio Inc.	2,129,000	3,875
	Darden Restaurants Inc.	83,850	3,822
*	BorgWarner Inc.	58,100	3,703

			Market
			Value
		Shares	($000)
	PetSmart Inc.	72,000	3,693
	Advance Auto Parts Inc.	52,802	3,677
	Marriott International Inc.
	Class A	125,975	3,675
*	General Motors Co.	174,675	3,541
	CBS Corp. Class B	127,174	3,451
*	Discovery Communications
	Inc.	90,137	3,398
*	Dollar General Corp.	81,700	3,361
	Best Buy Co. Inc.	141,084	3,297
	PVH Corp.	46,281	3,262
	Gentex Corp.	107,252	3,174
*	NVR Inc.	4,440	3,046
*	Liberty Global Inc.	75,207	2,972
*	Toll Brothers Inc.	144,600	2,953
	Interpublic Group of Cos.
	Inc.	294,400	2,864
	Brinker International Inc.	102,750	2,750
*	PulteGroup Inc.	432,549	2,729
	Scripps Networks
	Interactive Inc. Class A	62,170	2,637
	Hasbro Inc.	77,100	2,459
*	Liberty Media Corp. -
	Liberty Capital Class A	30,877	2,410
	John Wiley & Sons Inc.
	Class A	53,700	2,384
*	AutoNation Inc.	62,525	2,305
	Omnicom Group Inc.	50,600	2,256
	International Game
	Technology	129,600	2,229
	Harley-Davidson Inc.	56,800	2,208
*	MGM Resorts International	208,690	2,177
	DeVry Inc.	55,239	2,124
*	Mohawk Industries Inc.	34,700	2,077
	Weight Watchers
	International Inc.	36,200	1,991
*	priceline.com Inc.	4,220	1,974
	Macy’s Inc.	56,800	1,828
	Expedia Inc.	62,306	1,808
*	Liberty Global Inc. Class A	42,398	1,740

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Foot Locker Inc.	70,600	1,683
	Harman International
	Industries Inc.	43,600	1,658
	Nordstrom Inc.	32,300	1,606
	DR Horton Inc.	126,366	1,593
*	TripAdvisor Inc.	62,306	1,571
*	Lamar Advertising Co.
	Class A	56,186	1,545
	TJX Cos. Inc.	21,976	1,418
	Virgin Media Inc.	62,269	1,331
	Staples Inc.	94,495	1,312
	Abercrombie & Fitch Co.	23,300	1,138
	Lennar Corp. Class A	54,600	1,073
	American Eagle Outfitters
	Inc.	66,991	1,024
	Aaron’s Inc.	37,182	992
	Cablevision Systems Corp.
	Class A	54,344	773
	Comcast Corp.	26,219	618
	RadioShack Corp.	58,000	563
*	AMC Networks Inc. Class A	13,586	510
*	Education Management
	Corp.	18,200	509
*	GameStop Corp. Class A	20,430	493
*	Career Education Corp.	60,400	481
*	Sears Holdings Corp.	14,700	467
*	Hanesbrands Inc.	18,286	400
*	Madison Square Garden Co.
	Class A	13,586	389
	Mattel Inc.	12,557	349
	Chico’s FAS Inc.	28,340	316
	Wynn Resorts Ltd.	2,000	221
*	Marriott Vacations
	Worldwide Corp.	12,597	216
	Washington Post Co. Class B	520	196
	Carnival Corp.	5,800	189
	Lennar Corp. Class B	8,300	129
*	Orchard Supply Hardware
	Stores Corp. Class A	663	5
*	Orchard Supply Hardware
	Stores Corp. Pfd.	663	—
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 3/2/2012	2,684	—
			433,584
Consumer Staples (10.7%)
	Procter & Gamble Co.	816,178	54,447
	Coca-Cola Co.	586,300	41,023
	Philip Morris International
	Inc.	491,809	38,597
	Wal-Mart Stores Inc.	533,028	31,854
	PepsiCo Inc.	475,139	31,525
	CVS Caremark Corp.	430,754	17,566
	Kraft Foods Inc.	348,826	13,032
	Costco Wholesale Corp.	146,000	12,165
	Altria Group Inc.	404,863	12,004

			Market
			Value
		Shares	($000)
	Colgate-Palmolive Co.	115,900	10,708
	Walgreen Co.	307,300	10,159
	Archer-Daniels-Midland Co.	243,273	6,958
	Kroger Co.	248,700	6,024
	Estee Lauder Cos. Inc.
	Class A	49,400	5,549
	Hershey Co.	75,300	4,652
	Dr Pepper Snapple Group
	Inc.	114,200	4,509
	Clorox Co.	66,120	4,401
	Brown-Forman Corp.
	Class B	54,646	4,400
*	Hansen Natural Corp.	43,300	3,990
	Church & Dwight Co. Inc.	86,200	3,944
	Coca-Cola Enterprises Inc.	153,000	3,944
	McCormick & Co. Inc.	76,100	3,837
	JM Smucker Co.	49,024	3,832
	Tyson Foods Inc. Class A	177,944	3,673
	Bunge Ltd.	62,800	3,592
	General Mills Inc.	88,800	3,588
	Safeway Inc.	170,462	3,587
*	Energizer Holdings Inc.	44,128	3,419
	Corn Products International
	Inc.	62,700	3,297
*	Smithfield Foods Inc.	135,135	3,281
	Campbell Soup Co.	97,400	3,238
	Kimberly-Clark Corp.	43,340	3,188
*	Constellation Brands Inc.
	Class A	151,500	3,131
	Molson Coors Brewing Co.
	Class B	71,900	3,131
	Hormel Foods Corp.	105,200	3,081
	Mead Johnson Nutrition Co.	42,525	2,923
*	Ralcorp Holdings Inc.	29,009	2,480
*	Green Mountain Coffee
	Roasters Inc.	52,509	2,355
	Whole Foods Market Inc.	32,840	2,285
*	Dean Foods Co.	122,475	1,372
	Kellogg Co.	22,800	1,153
	Avon Products Inc.	59,300	1,036
	Sara Lee Corp.	44,600	844
	Sysco Corp.	17,111	502
	ConAgra Foods Inc.	11,200	296
			384,572
Energy (12.0%)
	Exxon Mobil Corp.	1,404,564	119,051
	Chevron Corp.	582,638	61,993
	Schlumberger Ltd.	375,599	25,657
	ConocoPhillips	315,926	23,022
	Occidental Petroleum
	Corp.	190,339	17,835
	Anadarko Petroleum Corp.	164,623	12,566
	Apache Corp.	126,217	11,433
	National Oilwell Varco Inc.	146,541	9,963
	Devon Energy Corp.	145,622	9,029

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	EOG Resources Inc.	88,300	8,698
	Williams Cos. Inc.	232,200	7,667
	Baker Hughes Inc.	150,671	7,329
	Noble Energy Inc.	72,000	6,796
	Hess Corp.	109,600	6,225
*	FMC Technologies Inc.	107,100	5,594
	Halliburton Co.	158,200	5,459
*	Cameron International
	Corp.	109,002	5,362
	Pioneer Natural Resources
	Co.	56,337	5,041
*	Southwestern Energy Co.	145,700	4,654
	Range Resources Corp.	72,800	4,509
	Cabot Oil & Gas Corp.	54,335	4,124
	Valero Energy Corp.	182,480	3,841
	EQT Corp.	67,900	3,720
	Peabody Energy Corp.	108,100	3,579
	Southern Union Co.	81,700	3,440
	Helmerich & Payne Inc.	57,980	3,384
*	Concho Resources Inc.	35,300	3,309
	SM Energy Co.	43,156	3,155
*	Dresser-Rand Group Inc.	61,355	3,062
	QEP Resources Inc.	103,165	3,023
*	Continental Resources Inc.	43,900	2,929
	Energen Corp.	56,100	2,805
*	Denbury Resources Inc.	184,776	2,790
	Marathon Oil Corp.	92,900	2,719
	Cimarex Energy Co.	43,499	2,693
	Core Laboratories NV	23,553	2,684
*	Rowan Cos. Inc.	85,600	2,596
*	Newfield Exploration Co.	66,098	2,494
*	Plains Exploration &
	Production Co.	66,760	2,451
	Diamond Offshore Drilling
	Inc.	39,700	2,194
*	SandRidge Energy Inc.	262,914	2,145
	Marathon Petroleum Corp.	46,450	1,546
	Consol Energy Inc.	33,900	1,244
*	Quicksilver Resources Inc.	177,860	1,193
*	Nabors Industries Ltd.	67,300	1,167
	Arch Coal Inc.	73,400	1,065
*	Forest Oil Corp.	65,300	885
*	Tesoro Corp.	26,500	619
*	Unit Corp.	12,800	594
	Chesapeake Energy Corp.	25,211	562
	Patterson-UTI Energy Inc.	21,200	424
*	Ultra Petroleum Corp.	12,870	381
	El Paso Corp.	8,700	231
*	Superior Energy Services
	Inc.	1,048	30
			430,961
Financials (13.9%)
*	Berkshire Hathaway Inc.
	Class B	516,891	39,439
	JPMorgan Chase & Co.	1,170,021	38,903

			Market
			Value
		Shares	($000)
	Wells Fargo & Co.	1,236,508	34,078
	Citigroup Inc.	681,300	17,925
	American Express Co.	331,300	15,627
	Bank of America Corp.	2,583,633	14,365
	Simon Property Group Inc.	98,548	12,707
	Goldman Sachs Group Inc.	139,830	12,645
	US Bancorp	392,700	10,623
	American Tower
	Corporation	145,800	8,749
	Prudential Financial Inc.	161,904	8,115
	State Street Corp.	191,478	7,718
	Aflac Inc.	172,500	7,462
	Public Storage	55,200	7,422
	Travelers Cos. Inc.	101,877	6,028
	Boston Properties Inc.	60,200	5,996
	Franklin Resources Inc.	58,200	5,591
	Discover Financial Services	230,700	5,537
	MetLife Inc.	175,820	5,482
	Progressive Corp.	276,700	5,398
	Ameriprise Financial Inc.	107,660	5,344
	T Rowe Price Group Inc.	92,978	5,295
	Loews Corp.	138,908	5,230
	AvalonBay Communities
	Inc.	38,375	5,012
	Capital One Financial Corp.	117,800	4,982
	Fifth Third Bancorp	368,920	4,693
	Host Hotels & Resorts Inc.	308,972	4,564
	Charles Schwab Corp.	377,200	4,247
	SunTrust Banks Inc.	216,990	3,841
	General Growth Properties
	Inc.	252,757	3,796
	Morgan Stanley	238,900	3,615
	CME Group Inc.	14,701	3,582
	M&T Bank Corp.	46,286	3,533
*	Affiliated Managers Group
	Inc.	36,800	3,531
	KeyCorp	457,769	3,520
	Unum Group	166,800	3,514
*	Arch Capital Group Ltd.	92,500	3,444
	PNC Financial Services
	Group Inc.	59,631	3,439
	Torchmark Corp.	78,750	3,417
*	CIT Group Inc.	97,000	3,382
	Plum Creek Timber Co. Inc.	91,500	3,345
	Bank of New York Mellon
	Corp.	167,906	3,343
	SL Green Realty Corp.	49,410	3,293
*	Markel Corp.	7,930	3,288
	WR Berkley Corp.	94,897	3,264
	Assurant Inc.	75,300	3,092
*	CBRE Group Inc. Class A	202,690	3,085
	Reinsurance Group of
	America Inc. Class A	58,819	3,073
	Principal Financial Group
	Inc.	120,400	2,962

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Lincoln National Corp.	150,986	2,932
	White Mountains Insurance
	Group Ltd.	6,391	2,898
	East West Bancorp Inc.	145,700	2,878
	Allstate Corp.	102,300	2,804
*	NASDAQ OMX Group Inc.	114,092	2,796
	Raymond James Financial
	Inc.	89,650	2,776
	Hospitality Properties Trust	119,270	2,741
	TD Ameritrade Holding
	Corp.	174,400	2,729
	Douglas Emmett Inc.	147,673	2,694
	Brown & Brown Inc.	118,600	2,684
	Leucadia National Corp.	116,219	2,643
	Camden Property Trust	42,400	2,639
	DDR Corp.	216,364	2,633
	BlackRock Inc.	14,450	2,576
	Commerce Bancshares Inc.	66,871	2,549
	HCC Insurance Holdings
	Inc.	91,600	2,519
	Cullen/Frost Bankers Inc.	47,600	2,519
	Alexandria Real Estate
	Equities Inc.	35,930	2,478
	Transatlantic Holdings Inc.	44,114	2,414
	Moody’s Corp.	70,100	2,361
*	Forest City Enterprises Inc.
	Class A	197,534	2,335
	Apartment Investment &
	Management Co.	101,043	2,315
	People’s United Financial
	Inc.	174,014	2,236
	Alleghany Corp.	7,747	2,210
*	St. Joe Co.	148,188	2,172
	SEI Investments Co.	123,770	2,147
	Chubb Corp.	30,900	2,139
	BOK Financial Corp.	38,571	2,119
*	American Capital Ltd.	313,600	2,111
	Jones Lang LaSalle Inc.	34,450	2,110
	Zions Bancorporation	129,284	2,105
	Eaton Vance Corp.	86,202	2,038
*	TFS Financial Corp.	221,854	1,988
*	Howard Hughes Corp.	44,909	1,984
	Associated Banc-Corp	170,670	1,906
	Digital Realty Trust Inc.	28,440	1,896
	StanCorp Financial Group
	Inc.	50,600	1,860
	CNA Financial Corp.	69,500	1,859
	City National Corp.	42,000	1,856
	First Horizon National Corp.	227,345	1,819
	Hanover Insurance Group
	Inc.	49,600	1,734
	First Citizens BancShares
	Inc. Class A	9,642	1,687
	SLM Corp.	123,245	1,651

			Market
			Value
		Shares	($000)
	American International
	Group Inc.	69,471	1,612
	Hudson City Bancorp Inc.	251,902	1,574
*	Popular Inc.	1,109,593	1,542
	Lazard Ltd. Class A	55,686	1,454
	Northern Trust Corp.	34,773	1,379
	BB&T Corp.	53,000	1,334
	Janus Capital Group Inc.	203,766	1,286
	ProLogis Inc.	44,814	1,281
	American Financial Group
	Inc.	32,200	1,188
	ACE Ltd.	16,602	1,164
	Legg Mason Inc.	47,500	1,142
	BRE Properties Inc.	21,500	1,085
	New York Community
	Bancorp Inc.	86,400	1,069
	Hartford Financial Services
	Group Inc.	64,184	1,043
	Bank of Hawaii Corp.	20,100	894
	Aon Corp.	16,400	768
	Interactive Brokers Group
	Inc.	51,335	767
	Federal Realty Investment
	Trust	8,200	744
	Taubman Centers Inc.	11,300	702
*	Genworth Financial Inc.
	Class A	96,700	633
*	E*Trade Financial Corp.	74,916	596
	Invesco Ltd.	12,010	241
*	MBIA Inc.	11,300	131
	Essex Property Trust Inc.	300	42
			503,747
Health Care (11.8%)
	Johnson & Johnson	801,298	52,549
	Pfizer Inc.	2,052,484	44,416
	Merck & Co. Inc.	790,626	29,807
	Abbott Laboratories	407,600	22,919
	UnitedHealth Group Inc.	344,662	17,467
	Amgen Inc.	234,487	15,056
	Bristol-Myers Squibb Co.	327,241	11,532
*	Gilead Sciences Inc.	270,600	11,076
*	Celgene Corp.	160,919	10,878
	Medtronic Inc.	263,600	10,083
	Allergan Inc.	108,530	9,522
*	Biogen Idec Inc.	85,361	9,394
	WellPoint Inc.	128,616	8,521
*	Medco Health Solutions
	Inc.	147,742	8,259
*	Express Scripts Inc.	168,324	7,522
*	Thermo Fisher Scientific
	Inc.	147,706	6,642
	Aetna Inc.	157,144	6,630
	Eli Lilly & Co.	155,695	6,471
	Humana Inc.	72,800	6,378
	Baxter International Inc.	127,341	6,301

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Becton Dickinson and Co.	80,600	6,022
	Cardinal Health Inc.	145,512	5,909
	McKesson Corp.	73,424	5,720
	Stryker Corp.	109,200	5,428
*	Agilent Technologies Inc.	151,706	5,299
	Cigna Corp.	118,300	4,969
	St. Jude Medical Inc.	139,832	4,796
	AmerisourceBergen Corp.
	Class A	127,300	4,734
*	Mylan Inc.	218,137	4,681
	Perrigo Co.	44,840	4,363
*	Laboratory Corp. of
	America Holdings	50,700	4,359
*	Forest Laboratories Inc.	143,600	4,345
*	Zimmer Holdings Inc.	81,170	4,336
	Quest Diagnostics Inc.	72,800	4,227
*	Watson Pharmaceuticals
	Inc.	63,283	3,819
*	Waters Corp.	49,900	3,695
*	Henry Schein Inc.	55,100	3,550
*	Life Technologies Corp.	86,835	3,379
	DENTSPLY International
	Inc.	93,300	3,265
*	Mettler-Toledo
	International Inc.	22,100	3,264
*	Endo Pharmaceuticals
	Holdings Inc.	87,900	3,035
	Universal Health Services
	Inc. Class B	67,400	2,619
	CR Bard Inc.	29,300	2,505
*	Coventry Health Care Inc.	81,025	2,461
*	Hospira Inc.	77,140	2,343
	Teleflex Inc.	37,000	2,268
*	Health Net Inc.	74,200	2,257
	Patterson Cos. Inc.	73,530	2,171
	PerkinElmer Inc.	106,204	2,124
	Lincare Holdings Inc.	78,950	2,030
*	CareFusion Corp.	72,756	1,849
*	Varian Medical Systems
	Inc.	26,500	1,779
	Covidien plc	33,900	1,526
	Omnicare Inc.	40,900	1,409
*	Boston Scientific Corp.	205,500	1,097
*	Vertex Pharmaceuticals
	Inc.	28,588	949
*	Dendreon Corp.	111,295	846
*	Amylin Pharmaceuticals
	Inc.	47,800	544
*	DaVita Inc.	2,200	167
	Techne Corp.	2,000	137
			425,699
Industrials (10.9%)
	General Electric Co.	2,917,272	52,248
	United Technologies Corp.	280,100	20,473
	Boeing Co.	236,770	17,367

			Market
			Value
		Shares	($000)
	Union Pacific Corp.	123,914	13,127
	3M Co.	154,200	12,603
	Caterpillar Inc.	128,295	11,624
	United Parcel Service Inc.
	Class B	147,300	10,781
	Norfolk Southern Corp.	128,000	9,326
	FedEx Corp.	110,700	9,245
	Danaher Corp.	194,200	9,135
	Precision Castparts Corp.	52,100	8,586
	CSX Corp.	398,800	8,399
	General Dynamics Corp.	124,400	8,261
	Deere & Co.	104,800	8,106
	Illinois Tool Works Inc.	163,500	7,637
	Honeywell International Inc.	131,400	7,142
	Cummins Inc.	75,400	6,637
	Emerson Electric Co.	142,400	6,634
	Fastenal Co.	132,000	5,757
	PACCAR Inc.	142,910	5,355
	CH Robinson Worldwide
	Inc.	74,090	5,170
	Parker Hannifin Corp.	67,500	5,147
	WW Grainger Inc.	27,000	5,054
	Waste Management Inc.	140,297	4,589
	Roper Industries Inc.	51,700	4,491
	Raytheon Co.	88,118	4,263
	Northrop Grumman Corp.	72,268	4,226
	Expeditors International of
	Washington Inc.	101,061	4,139
	Rockwell Collins Inc.	73,700	4,081
	Fluor Corp.	81,200	4,080
	AMETEK Inc.	94,650	3,985
	Pall Corp.	69,300	3,961
	Joy Global Inc.	52,500	3,936
*	Stericycle Inc.	48,408	3,772
	L-3 Communications
	Holdings Inc.	54,000	3,601
	Donaldson Co. Inc.	51,600	3,513
	Equifax Inc.	87,200	3,378
	JB Hunt Transport Services
	Inc.	73,500	3,313
	Flowserve Corp.	33,000	3,278
*	Jacobs Engineering Group
	Inc.	80,100	3,250
*	Quanta Services Inc.	150,500	3,242
	Southwest Airlines Co.	351,687	3,010
	MSC Industrial Direct Co.
	Inc. Class A	41,700	2,984
	Carlisle Cos. Inc.	65,200	2,888
	Landstar System Inc.	59,289	2,841
	Dun & Bradstreet Corp.	36,200	2,709
	IDEX Corp.	71,845	2,666
*	WABCO Holdings Inc.	60,541	2,627
	Valmont Industries Inc.	27,537	2,500
	Robert Half International Inc.	87,500	2,490
	KBR Inc.	89,249	2,487

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Cintas Corp.	70,766	2,463
	Toro Co.	40,100	2,432
*	Owens Corning	83,900	2,410
	Wabtec Corp.	33,000	2,308
	Lockheed Martin Corp.	28,020	2,267
	SPX Corp.	37,400	2,254
	Xylem Inc.	87,100	2,238
*	Verisk Analytics Inc.
	Class A	51,500	2,067
	Manpower Inc.	54,600	1,952
*	CNH Global NV	53,400	1,922
	Alliant Techsystems Inc.	33,100	1,892
	Stanley Black & Decker Inc.	26,745	1,808
	Iron Mountain Inc.	57,536	1,772
*	Oshkosh Corp.	79,200	1,693
*	Navistar International Corp.	42,383	1,605
	Gardner Denver Inc.	19,846	1,529
	Con-way Inc.	46,800	1,365
*	Terex Corp.	99,066	1,338
	Lennox International Inc.	35,090	1,184
	Tyco International Ltd.	25,300	1,182
	Graco Inc.	27,658	1,131
	Textron Inc.	61,020	1,128
	UTi Worldwide Inc.	77,587	1,031
	ITT Corp.	43,550	842
	Exelis Inc.	87,100	788
	Manitowoc Co. Inc.	62,200	572
	Republic Services Inc.
	Class A	19,512	538
*	Huntington Ingalls
	Industries Inc.	12,044	377
	Ryder System Inc.	3,600	191
*	AGCO Corp.	3,600	155
*	KAR Auction Services Inc.	10,953	148
*	TransDigm Group Inc.	1,380	132
			394,828
Information Technology (18.6%)
*	Apple Inc.	264,500	107,123
	International Business
	Machines Corp.	350,858	64,516
	Microsoft Corp.	2,063,000	53,555
*	Google Inc. Class A	74,078	47,847
	Intel Corp.	1,303,330	31,606
	Cisco Systems Inc.	1,660,600	30,024
	Oracle Corp.	1,143,334	29,327
	Qualcomm Inc.	415,720	22,740
	Hewlett-Packard Co.	632,423	16,291
	Visa Inc. Class A	157,298	15,970
*	EMC Corp.	661,500	14,249
	Mastercard Inc. Class A	35,790	13,343
*	eBay Inc.	387,868	11,764
	Texas Instruments Inc.	389,800	11,347
*	Yahoo! Inc.	494,700	7,980
*	Cognizant Technology
	Solutions Corp. Class A	112,037	7,205

			Market
			Value
		Shares	($000)
	Intuit Inc.	124,760	6,561
	Corning Inc.	504,200	6,545
*	Dell Inc.	415,500	6,079
*	Adobe Systems Inc.	213,200	6,027
	Broadcom Corp. Class A	203,950	5,988
	Western Union Co.	298,095	5,443
	Altera Corp.	140,647	5,218
*	Symantec Corp.	325,551	5,095
*	NetApp Inc.	137,963	5,004
*	Citrix Systems Inc.	80,756	4,904
	Accenture plc Class A	88,713	4,722
	Xerox Corp.	577,604	4,598
	Applied Materials Inc.	417,500	4,471
*	Fiserv Inc.	74,550	4,379
	KLA-Tencor Corp.	90,600	4,371
	Analog Devices Inc.	118,166	4,228
	CA Inc.	201,266	4,069
	Amphenol Corp. Class A	89,500	4,062
*	Teradata Corp.	83,374	4,044
	Fidelity National Information
	Services Inc.	146,178	3,887
	Linear Technology Corp.	124,200	3,730
*	Autodesk Inc.	120,488	3,654
*	NVIDIA Corp.	255,244	3,538
*	Western Digital Corp.	114,100	3,531
*	Avnet Inc.	105,400	3,277
	Global Payments Inc.	66,817	3,166
*	Arrow Electronics Inc.	84,500	3,161
*	BMC Software Inc.	91,600	3,003
*	LSI Corp.	488,428	2,906
*	Lam Research Corp.	77,108	2,855
*	Tech Data Corp.	55,510	2,743
	Automatic Data Processing
	Inc.	47,100	2,544
*	Juniper Networks Inc.	119,000	2,429
*	Synopsys Inc.	89,121	2,424
	Microchip Technology Inc.	65,100	2,385
*	Cadence Design Systems
	Inc.	221,607	2,305
	Motorola Solutions Inc.	49,604	2,296
	Xilinx Inc.	71,336	2,287
*	Ingram Micro Inc.	125,000	2,274
*	Compuware Corp.	258,162	2,148
*	Atmel Corp.	248,700	2,014
	DST Systems Inc.	42,800	1,948
*	QLogic Corp.	129,000	1,935
	Computer Sciences Corp.	78,900	1,870
*	Electronic Arts Inc.	90,200	1,858
*	Fairchild Semiconductor
	International Inc. Class A	147,958	1,781
*	Motorola Mobility Holdings
	Inc.	43,403	1,684
	Lexmark International Inc.
	Class A	50,300	1,663
*	NCR Corp.	99,574	1,639

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Teradyne Inc.	110,200	1,502
	Total System Services Inc.	74,759	1,462
*	Monster Worldwide Inc.	183,258	1,453
	Broadridge Financial
	Solutions Inc.	58,725	1,324
	Tellabs Inc.	266,900	1,078
	IAC/InterActiveCorp	24,515	1,044
	Solera Holdings Inc.	22,096	984
*	Zebra Technologies Corp.	27,257	975
	Lender Processing Services
	Inc.	61,250	923
	Molex Inc.	24,751	591
*	Novellus Systems Inc.	13,100	541
*	AOL Inc.	34,240	517
*	Advanced Micro Devices Inc.	81,100	438
	Activision Blizzard Inc.	32,800	404
*	Micron Technology Inc.	56,400	355
	Harris Corp.	4,300	155
	Intersil Corp. Class A	10,400	109
*	SunPower Corp. Class A	8,218	51
			671,536
Materials (4.0%)
	Praxair Inc.	105,400	11,267
	Freeport-McMoRan
	Copper & Gold Inc.	294,908	10,850
	Newmont Mining Corp.	164,386	9,865
	EI du Pont de
	Nemours & Co.	160,300	7,338
	Ecolab Inc.	116,139	6,714
	Monsanto Co.	82,434	5,776
	Dow Chemical Co.	178,640	5,138
	Nucor Corp.	129,600	5,128
	LyondellBasell Industries
	NV Class A	142,000	4,614
	CF Industries Holdings Inc.	31,800	4,610
	Sigma-Aldrich Corp.	63,400	3,960
	Ball Corp.	107,100	3,824
	FMC Corp.	44,400	3,820
	Airgas Inc.	48,100	3,756
	Celanese Corp. Class A	82,811	3,666
	Mosaic Co.	71,400	3,601
*	Crown Holdings Inc.	103,000	3,459
	Albemarle Corp.	60,400	3,111
	Allegheny Technologies Inc.	60,900	2,911
*	Owens-Illinois Inc.	140,900	2,731
	Cliffs Natural Resources Inc.	42,761	2,666
*	Solutia Inc.	148,400	2,564
	Cytec Industries Inc.	54,300	2,424
	Scotts Miracle-Gro Co.
	Class A	51,099	2,386
*	Rockwood Holdings Inc.	58,800	2,315
	Martin Marietta Materials
	Inc.	30,600	2,308
	Reliance Steel & Aluminum
	Co.	46,300	2,254

			Market
			Value
		Shares	($000)
*	Allied Nevada Gold Corp.	73,800	2,235
	United States Steel Corp.	79,356	2,100
	Titanium Metals Corp.	139,110	2,084
	Sealed Air Corp.	106,072	1,825
*	Intrepid Potash Inc.	79,685	1,803
	Schnitzer Steel Industries
	Inc.	41,475	1,754
	Royal Gold Inc.	20,686	1,395
*	Molycorp Inc.	49,700	1,192
	International Paper Co.	35,900	1,063
	Valspar Corp.	23,400	912
*	WR Grace & Co.	15,800	725
	Walter Energy Inc.	11,780	713
	Packaging Corp. of America	26,600	671
	Southern Copper Corp.	21,000	634
	Air Products & Chemicals
	Inc.	5,700	486
			142,648
Telecommunication Services (2.8%)
	AT&T Inc.	1,734,979	52,466
	Verizon Communications
	Inc.	711,342	28,539
*	Crown Castle International
	Corp.	130,600	5,851
	CenturyLink Inc.	94,364	3,510
*	Sprint Nextel Corp.	1,239,656	2,901
*	SBA Communications
	Corp. Class A	52,823	2,269
*	United States Cellular Corp.	32,300	1,409
	Telephone & Data Systems
	Inc.	43,601	1,129
	Telephone & Data Systems
	Inc. (Special Common
	Shares)	33,200	791
*	Level 3 Communications
	Inc.	44,613	758
	Frontier Communications
	Corp.	126,223	650
			100,273
Utilities (3.3%)
	Exelon Corp.	182,000	7,893
	NextEra Energy Inc.	122,451	7,455
	FirstEnergy Corp.	137,900	6,109
	PG&E Corp.	145,600	6,002
	Edison International	142,500	5,900
	Southern Co.	124,900	5,782
	Sempra Energy	104,036	5,722
	Entergy Corp.	77,000	5,625
	Wisconsin Energy Corp.	125,000	4,370
	CenterPoint Energy Inc.	213,800	4,295
*	AES Corp.	359,398	4,255
	Northeast Utilities	110,600	3,989
*	Calpine Corp.	241,180	3,939
	CMS Energy Corp.	173,986	3,842

Tax-Managed Capital Appreciation Fund

		Market
		Value
	Shares	($000)
Duke Energy Corp.	163,592	3,599
NSTAR	76,600	3,597
Dominion Resources Inc.	67,086	3,561
SCANA Corp.	74,200	3,344
Integrys Energy Group Inc.	61,481	3,331
NV Energy Inc.	201,083	3,288
* NRG Energy Inc.	166,215	3,012
MDU Resources Group Inc.	137,050	2,941
American Water Works Co.
Inc.	87,200	2,778
ITC Holdings Corp.	36,166	2,744
Aqua America Inc.	107,583	2,372
Public Service Enterprise
Group Inc.	69,800	2,304
Questar Corp.	115,800	2,300
* GenOn Energy Inc.	869,429	2,269
National Fuel Gas Co.	19,487	1,083
UGI Corp.	34,466	1,013
NiSource Inc.	35,920	855
American Electric Power
Co. Inc.	9,300	384
		119,953
Total Common Stocks
(Cost $2,757,149)		3,607,801
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market
Liquidity Fund, 0.110%
(Cost $2,251)	2,251,000	2,251
Total Investments (100.1%)
(Cost $2,759,400)		3,610,052
Other Assets and Liabilities (-0.1%)
Other Assets		7,354
Liabilities		(10,050)
		(2,696)
Net Assets (100%)		3,607,356

December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,806,826
Overdistributed Net Investment Income	(4,433)
Accumulated Net Realized Losses	(45,689)
Unrealized Appreciation (Depreciation)	850,652
Net Assets	3,607,356

Admiral Shares—Net Assets
Applicable to 53,006,470 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,305,450
Net Asset Value Per Share—
Admiral Shares	$62.36

Institutional Shares—Net Assets
Applicable to 9,743,888 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	301,906
Net Asset Value Per Share—
Institutional Shares	$30.98

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	66,050
Interest[1]	4
Total Income	66,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	378
Management and Administrative—Investor Shares	302
Management and Administrative—Admiral Shares	2,746
Management and Administrative—Institutional Shares	151
Marketing and Distribution—Investor Shares	56
Marketing and Distribution—Admiral Shares	665
Marketing and Distribution—Institutional Shares	47
Custodian Fees	53
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	39
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	4,469
Net Investment Income	61,585
Realized Net Gain (Loss) on Investment Securities Sold	91,977
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(101,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,502
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,585	53,670
Realized Net Gain (Loss)	91,977	(74,140)
Change in Unrealized Appreciation (Depreciation)	(101,060)	539,562
Net Increase (Decrease) in Net Assets Resulting from Operations	52,502	519,092
Distributions
Net Investment Income
Investor Shares	(76)	(8,130)
Admiral Shares	(55,947)	(41,753)
Institutional Shares	(5,254)	(4,226)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(61,277)	(54,109)
Capital Share Transactions
Investor Shares	(632,954)	(45,480)
Admiral Shares	497,531	(22,214)
Institutional Shares	20,879	22,378
Net Increase (Decrease) from Capital Share Transactions	(114,544)	(45,316)
Total Increase (Decrease)	(123,319)	419,667
Net Assets
Beginning of Period	3,730,675	3,311,008
End of Period[1]	3,607,356	3,730,675
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,433,000) and ($4,741,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares
	January 1,
	2011, to
For a Share Outstanding	May 13,	Year Ended December 31,
Throughout Each Period	2011[1]	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.09	$27.19	$21.39	$35.13	$33.62
Investment Operations
Net Investment Income	.162	.431	.410	.498	.530
Net Realized and Unrealized Gain (Loss)
on Investments	2.152	3.903	5.799	(13.738)	1.513
Total from Investment Operations	2.314	4.334	6.209	(13.240)	2.043
Distributions
Dividends from Net Investment Income	(.004)	(.434)	(.409)	(.500)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.004)	(.434)	(.409)	(.500)	(.533)
Net Asset Value, End of Period	$33.40[1]	$31.09	$27.19	$21.39	$35.13

Total Return[2]	7.44%	15.94%	29.03%	-37.63%	6.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$589	$560	$473	$782
Ratio of Total Expenses to
Average Net Assets	0.17%	0.20%	0.21%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.42%	1.51%	1.74%	1.66%	1.51%
Portfolio Turnover Rate	2%	7%	26%	8%	5%

The expense ratio and net income ratio for the current period have been annualized.
1 Net asset value as of May 13, 2011, at which date the Investor Shares were converted to Admiral Shares.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$62.56	$54.72	$43.04	$70.70	$67.68
Investment Operations
Net Investment Income	1.072	.915	.855	1.040	1.113
Net Realized and Unrealized Gain (Loss)
on Investments	(.202)	7.849	11.673	(27.656)	3.026
Total from Investment Operations	.870	8.764	12.528	(26.616)	4.139
Distributions
Dividends from Net Investment Income	(1.070)	(.924)	(.848)	(1.044)	(1.119)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.070)	(.924)	(.848)	(1.044)	(1.119)
Net Asset Value, End of Period	$62.36	$62.56	$54.72	$43.04	$70.70

Total Return[1]	1.38%	16.02%	29.11%	-37.58%	6.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,305	$2,860	$2,526	$2,045	$3,283
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.65%	1.59%	1.80%	1.72%	1.57%
Portfolio Turnover Rate	2%	7%	26%	8%	5%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.09	$27.19	$21.38	$35.13	$33.63
Investment Operations
Net Investment Income	.548	.466	.439	.525	.551
Net Realized and Unrealized Gain (Loss)
on Investments	(.113)	3.905	5.806	(13.748)	1.513
Total from Investment Operations	.435	4.371	6.245	(13.223)	2.064
Distributions
Dividends from Net Investment Income	(.545)	(.471)	(.435)	(.527)	(.564)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.545)	(.471)	(.435)	(.527)	(.564)
Net Asset Value, End of Period	$30.98	$31.09	$27.19	$21.38	$35.13

Total Return[1]	1.39%	16.08%	29.21%	-37.57%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$302	$282	$225	$185	$291
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.69%	1.63%	1.86%	1.75%	1.59%
Portfolio Turnover Rate	2%	7%	26%	8%	5%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to May 14, 2011, the fund offered Investor Shares. Effective at the close of business on May 13, 2011, the Investor Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $587,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2011, the fund had $721,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $45,689,000 to offset future net capital gains through December 31, 2018.

At December 31, 2011, the cost of investment securities for tax purposes was $2,759,400,000. Net unrealized appreciation of investment securities for tax purposes was $850,652,000, consisting of unrealized gains of $1,064,788,000 on securities that had risen in value since their purchase and $214,136,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $77,428,000 of investment securities and sold $188,836,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	19,204	593	37,577	1,336
Issued in Lieu of Cash Distributions	66	2	7,111	229
Redeemed[1,2]	(652,224)	(19,543)	(90,168)	(3,219)
Net Increase (Decrease)—Investor Shares	(632,954)	(18,948)	(45,480)	(1,654)
Admiral Shares
Issued[2]	754,793	11,363	120,657	2,125
Issued in Lieu of Cash Distributions	44,170	704	32,472	520
Redeemed[1]	(301,432)	(4,772)	(175,343)	(3,090)
Net Increase (Decrease)—Admiral Shares	497,531	7,295	(22,214)	(445)
Institutional Shares
Issued	33,090	1,065	22,531	793
Issued in Lieu of Cash Distributions	3,139	101	2,641	85
Redeemed[1]	(15,350)	(486)	(2,794)	(101)
Net Increase (Decrease)—Institutional Shares	20,879	680	22,378	777

1 Net of redemption fees for fiscal 2011 and 2010 of $112,000 and $392,000, respectively (fund totals). Effective April 28, 2011, the redemption fee was eliminated.
2 Investor Shares redeemed and Admiral Shares issued reflect $624,890,000 from the conversion of 18,707,000 Investor Shares to 9,293,000 Admiral Shares at the close of business on May 13, 2011.

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.18%	0.08%
30-Day SEC Yield	1.10%	1.12%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	Index
Number of Stocks	600	600	3,745
Median Market Cap	$1.1B	$1.1B	$31.3B
Price/Earnings Ratio	19.7x	20.3x	15.0x
Price/Book Ratio	1.7x	1.7x	2.1x
Return on Equity	10.9%	10.7%	19.0%
Earnings Growth Rate	3.9%	3.5%	7.1%
Dividend Yield	1.1%	1.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	40%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	Index
Consumer
Discretionary	15.2%	15.2%	12.2%
Consumer Staples	4.4	4.4	10.6
Energy	4.1	4.0	10.8
Financials	19.9	19.6	15.0
Health Care	11.2	11.3	11.4
Industrials	15.3	15.6	11.1
Information
Technology	19.7	19.7	18.7
Materials	5.0	5.0	4.1
Telecommunication
Services	0.6	0.6	2.5
Utilities	4.6	4.6	3.6

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	Index
R-Squared	1.00	0.91
Beta	1.00	1.22

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Healthspring Inc.	Managed Health
	Care	0.8%
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.6
Questcor
Pharmaceuticals Inc.	Pharmaceuticals	0.6
Piedmont Natural Gas
Co. Inc.	Gas Utilities	0.5
ProAssurance Corp.	Property & Casualty
	Insurance	0.5
Cubist Pharmaceuticals
Inc.	Biotechnology	0.5
Delphi Financial Group	Life & Health
Inc.	Insurance	0.5
TreeHouse Foods Inc.	Packaged Foods &
	Meats	0.5
Robbins & Myers Inc.	Industrial
	Machinery	0.5
Wright Express Corp.	Data Processing &
	Outsourced
	Services	0.5
Top Ten		5.5%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated July 15, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund
Admiral Shares	1.22%	2.18%	7.14%	$19,937
Dow Jones U.S. Total Stock Market
Index	0.52	0.28	3.90	14,657
S&P SmallCap 600 Index	1.02	1.94	7.09	19,834
Small-Cap Core Funds Average	-3.67	-0.15	5.38	16,895
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional
Shares	1.26%	2.24%	7.22%	$10,036,231
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	7,328,259
S&P SmallCap 600 Index	1.02	1.94	7.09	9,917,138

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.1%)
*	Carter’s Inc.	222,109	8,842
	Wolverine World Wide Inc.	210,823	7,514
	Men’s Wearhouse Inc.	224,451	7,274
	Brunswick Corp.	391,237	7,066
*	Genesco Inc.	106,132	6,553
	Pool Corp.	207,952	6,259
*	Coinstar Inc.	134,987	6,161
	Hillenbrand Inc.	274,071	6,117
*	JOS A Bank Clothiers Inc.	121,995	5,948
*	Crocs Inc.	392,927	5,804
*	Steven Madden Ltd.	167,214	5,769
*	Childrens Place Retail
	Stores Inc.	108,583	5,768
*	Buffalo Wild Wings Inc.	80,516	5,436
*	Live Nation Entertainment
	Inc.	648,590	5,390
*	Select Comfort Corp.	246,779	5,353
*	Iconix Brand Group Inc.	323,879	5,276
	Monro Muffler Brake Inc.	135,051	5,239
*	Hibbett Sports Inc.	115,458	5,216
	Group 1 Automotive Inc.	99,255	5,141
*	Vitamin Shoppe Inc.	128,387	5,120
	Cracker Barrel Old Country
	Store Inc.	100,632	5,073
	Buckle Inc.	118,581	4,846
*	Cabela’s Inc.	189,946	4,828
*	BJ’s Restaurants Inc.	106,259	4,816
	Finish Line Inc. Class A	226,295	4,364
*	Helen of Troy Ltd.	136,268	4,183
	Arbitron Inc.	120,279	4,139
*	Jack in the Box Inc.	192,690	4,027
*	True Religion Apparel Inc.	112,866	3,903
	Texas Roadhouse Inc.
	Class A	259,341	3,864
*	Liz Claiborne Inc.	415,284	3,584
*	Peet’s Coffee & Tea Inc.	56,755	3,557
*	iRobot Corp.	118,490	3,537

			Market
			Value
		Shares	($000)
*	American Public Education
	Inc.	78,422	3,394
	Cato Corp. Class A	130,208	3,151
	Ryland Group Inc.	195,232	3,077
*	Papa John’s International
	Inc.	80,827	3,046
	PF Chang’s China Bistro Inc.	93,256	2,883
	CEC Entertainment Inc.	83,356	2,872
*	DineEquity Inc.	67,751	2,860
*	Meritage Homes Corp.	123,316	2,860
	Sturm Ruger & Co. Inc.	84,464	2,826
*	Shuffle Master Inc.	237,786	2,787
*	Pinnacle Entertainment Inc.	272,454	2,768
	Oxford Industries Inc.	60,911	2,748
*	La-Z-Boy Inc.	228,606	2,720
	Ethan Allen Interiors Inc.	114,123	2,706
*	Zumiez Inc.	96,042	2,666
	PEP Boys-Manny
	Moe & Jack	231,665	2,548
	Fred’s Inc. Class A	169,355	2,469
*	Blue Nile Inc.	59,178	2,419
*	Interval Leisure Group Inc.	174,920	2,381
*	Biglari Holdings Inc.	6,289	2,316
*	Capella Education Co.	63,045	2,273
	Sonic Automotive Inc.
	Class A	152,848	2,264
*	Lumber Liquidators
	Holdings Inc.	122,883	2,170
*	Career Education Corp.	263,414	2,099
	Lithia Motors Inc. Class A	94,547	2,067
*	Drew Industries Inc.	83,960	2,060
*	Marriott Vacations
	Worldwide Corp.	117,786	2,021
*	Skechers U.S.A. Inc.
	Class A	162,666	1,972
*	Quiksilver Inc.	538,378	1,944
*	Ruby Tuesday Inc.	278,738	1,923
*	Maidenform Brands Inc.	104,928	1,920
	Stage Stores Inc.	133,328	1,852
*	Sonic Corp.	272,903	1,837

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Boyd Gaming Corp.	238,698	1,781
	Harte-Hanks Inc.	194,700	1,770
	Superior Industries
	International Inc.	105,497	1,745
*	OfficeMax Inc.	380,213	1,726
	Standard Motor Products
	Inc.	85,849	1,721
	Brown Shoe Co. Inc.	184,242	1,640
	Jakks Pacific Inc.	113,395	1,600
	Callaway Golf Co.	288,559	1,596
	Nutrisystem Inc.	123,048	1,591
*	Rue21 Inc.	68,988	1,490
*	Digital Generation Inc.	121,016	1,443
*	Standard Pacific Corp.	449,899	1,431
	Movado Group Inc.	76,805	1,396
*	Red Robin Gourmet
	Burgers Inc.	49,177	1,362
	Blyth Inc.	22,822	1,296
	HOT Topic Inc.	185,802	1,228
*	Arctic Cat Inc.	54,040	1,219
*	Universal Technical
	Institute Inc.	94,532	1,208
	Marcus Corp.	89,334	1,126
*	Universal Electronics Inc.	66,082	1,115
*	EW Scripps Co. Class A	136,975	1,097
	Big 5 Sporting Goods Corp.	97,108	1,014
*	Kirkland’s Inc.	73,169	973
*	Multimedia Games Holding
	Co. Inc.	121,047	961
*	Winnebago Industries Inc.	129,481	956
	PetMed Express Inc.	90,142	936
	Haverty Furniture Cos. Inc.	84,647	929
*	Stein Mart Inc.	123,541	841
*	Ruth’s Hospitality Group Inc.	154,592	768
*	Perry Ellis International Inc.	54,007	768
*	VOXX International Corp.
	Class A	85,252	720
	Spartan Motors Inc.	149,182	718
*	MarineMax Inc.	104,010	678
*	Tuesday Morning Corp.	192,624	665
*	Midas Inc.	64,108	551
*	Monarch Casino & Resort
	Inc.	51,560	525
*	M/I Homes Inc.	52,496	504
*	O’Charleys Inc.	86,431	474
*	Zale Corp.	114,808	437
	Lincoln Educational
	Services Corp.	54,792	433
*	Corinthian Colleges Inc.	198,391	430
*	Coldwater Creek Inc.	328,276	387
	Christopher & Banks Corp.	161,549	378
*	K-Swiss Inc. Class A	121,167	354
*	School Specialty Inc.	12,565	31
			303,878

			Market
			Value
		Shares	($000)
Consumer Staples (4.4%)
*	TreeHouse Foods Inc.	157,406	10,291
	Casey’s General Stores Inc.	167,244	8,615
*	United Natural Foods Inc.	213,157	8,528
*	Hain Celestial Group Inc.	192,782	7,067
*	Darling International Inc.	514,072	6,832
	B&G Foods Inc. Class A	209,268	5,037
	Snyders-Lance Inc.	206,255	4,641
	Sanderson Farms Inc.	82,603	4,141
*	Boston Beer Co. Inc.
	Class A	36,627	3,976
	Andersons Inc.	81,275	3,548
	J&J Snack Foods Corp.	63,354	3,376
	Diamond Foods Inc.	97,089	3,133
	WD-40 Co.	69,702	2,817
*	Prestige Brands Holdings
	Inc.	221,611	2,498
	Cal-Maine Foods Inc.	63,107	2,308
	Spartan Stores Inc.	101,694	1,881
	Nash Finch Co.	53,808	1,575
*	Central Garden and Pet
	Co. Class A	187,939	1,564
	Calavo Growers Inc.	55,224	1,418
	Inter Parfums Inc.	72,050	1,121
*	Alliance One International
	Inc.	392,928	1,069
*	Seneca Foods Corp.
	Class A	40,960	1,058
*	Medifast Inc.	60,594	831
			87,325
Energy (4.1%)
	Lufkin Industries Inc.	133,939	9,016
*	SEACOR Holdings Inc.	95,210	8,470
	Bristow Group Inc.	157,883	7,482
*	Gulfport Energy Corp.	195,717	5,764
*	Stone Energy Corp.	214,754	5,665
*	Swift Energy Co.	186,335	5,538
*	Hornbeck Offshore
	Services Inc.	149,223	4,629
*	Petroleum Development
	Corp.	104,443	3,667
*	Approach Resources Inc.	117,041	3,442
*	ION Geophysical Corp.	561,369	3,441
*	Contango Oil & Gas Co.	55,645	3,237
*	Tetra Technologies Inc.	339,513	3,171
*	Pioneer Drilling Co.	271,608	2,629
*	Exterran Holdings Inc.	284,528	2,589
*	GeoResources Inc.	87,615	2,568
*	Basic Energy Services Inc.	129,583	2,553
	Gulf Island Fabrication Inc.	63,775	1,863
*	Petroquest Energy Inc.	250,285	1,652
*	OYO Geospace Corp.	20,432	1,580
	Overseas Shipholding
	Group Inc.	115,736	1,265

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Matrix Service Co.	114,693	1,083
	Penn Virginia Corp.	127,434	674
			81,978
Exchange-Traded Fund (3.8%)
1	Vanguard REIT ETF	1,324,430	76,817

Financials (16.2%)
	ProAssurance Corp.	133,861	10,685
	Delphi Financial Group Inc.	238,387	10,561
*	Stifel Financial Corp.	236,197	7,570
	FNB Corp.	612,359	6,926
	Umpqua Holdings Corp.	502,333	6,224
	BioMed Realty Trust Inc.	338,482	6,120
	Cash America International
	Inc.	128,875	6,009
	Susquehanna Bancshares
	Inc.	687,186	5,759
	United Bankshares Inc.	198,163	5,602
	Tanger Factory Outlet
	Centers	190,166	5,576
	Northwest Bancshares Inc.	428,827	5,335
	RLI Corp.	73,044	5,322
	UMB Financial Corp.	141,751	5,280
	Mid-America Apartment
	Communities Inc.	81,842	5,119
*	Portfolio Recovery
	Associates Inc.	75,089	5,070
*	Ezcorp Inc. Class A	192,209	5,069
*	Texas Capital Bancshares
	Inc.	165,154	5,055
	Extra Space Storage Inc.	207,699	5,033
	Kilroy Realty Corp.	128,337	4,886
	Post Properties Inc.	111,265	4,864
	Old National Bancorp	415,708	4,843
*	World Acceptance Corp.	63,639	4,677
	First Financial Bankshares
	Inc.	138,749	4,638
*	First Cash Financial
	Services Inc.	131,248	4,605
	National Penn Bancshares
	Inc.	541,598	4,571
	Community Bank System
	Inc.	162,373	4,514
	Entertainment Properties
	Trust	102,520	4,481
	Prospect Capital Corp.	481,756	4,475
	LaSalle Hotel Properties	182,893	4,428
	Wintrust Financial Corp.	156,606	4,393
	First Financial Bancorp	257,140	4,279
	Selective Insurance Group
	Inc.	237,959	4,219
	Colonial Properties Trust	192,273	4,011
*	Financial Engines Inc.	171,369	3,827
	Glacier Bancorp Inc.	317,499	3,819

			Market
			Value
		Shares	($000)
	Bank of the Ozarks Inc.	125,220	3,710
	DiamondRock Hospitality
	Co.	369,085	3,558
	Tower Group Inc.	174,069	3,511
	Columbia Banking System
	Inc.	174,159	3,356
	First Midwest Bancorp Inc.	327,926	3,322
	NBT Bancorp Inc.	145,134	3,212
*	BBCN Bancorp Inc.	337,850	3,193
	Healthcare Realty Trust Inc.	170,904	3,177
	Provident Financial
	Services Inc.	237,139	3,175
	Infinity Property &
	Casualty Corp.	51,642	2,930
	Cousins Properties Inc.	455,899	2,922
	PrivateBancorp Inc. Class A	263,990	2,899
	PacWest Bancorp	148,603	2,816
	Employers Holdings Inc.	153,333	2,774
	Boston Private Financial
	Holdings Inc.	342,797	2,722
	Safety Insurance Group Inc.	67,063	2,715
	Brookline Bancorp Inc.	308,187	2,601
	Sovran Self Storage Inc.	60,774	2,593
	Oritani Financial Corp.	202,991	2,592
	EastGroup Properties Inc.	59,566	2,590
	Independent Bank Corp.	94,183	2,570
	Interactive Brokers Group
	Inc.	171,021	2,555
	Home Bancshares Inc.	98,108	2,542
	First Commonwealth
	Financial Corp.	464,453	2,443
*	National Financial Partners
	Corp.	180,645	2,442
*	Pinnacle Financial Partners
	Inc.	150,763	2,435
	S&T Bancorp Inc.	124,214	2,428
	Horace Mann Educators
	Corp.	176,304	2,417
	Medical Properties Trust
	Inc.	244,702	2,415
	Meadowbrook Insurance
	Group Inc.	222,853	2,380
*	Forestar Group Inc.	155,311	2,350
	Trustco Bank Corp. NY	412,097	2,312
*	Navigators Group Inc.	48,040	2,291
	PS Business Parks Inc.	40,647	2,253
	City Holding Co.	65,704	2,227
	Lexington Realty Trust	294,330	2,205
	Simmons First National
	Corp. Class A	76,331	2,075
	LTC Properties Inc.	66,794	2,061
*	Encore Capital Group Inc.	95,400	2,028
*	Investment Technology
	Group Inc.	178,226	1,927
	Acadia Realty Trust	93,357	1,880

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	AMERISAFE Inc.	80,063	1,861
	Saul Centers Inc.	51,843	1,836
	United Fire & Casualty Co.	90,828	1,833
	Franklin Street Properties
	Corp.	158,858	1,581
	Dime Community
	Bancshares Inc.	125,051	1,576
*	Piper Jaffray Cos.	68,628	1,386
	Tompkins Financial Corp.	35,571	1,370
	Inland Real Estate Corp.	174,114	1,325
*	eHealth Inc.	88,074	1,295
	Pennsylvania Real Estate
	Investment Trust	122,730	1,281
	Sterling Bancorp	139,570	1,206
	Calamos Asset
	Management Inc. Class A	90,729	1,135
	Universal Health Realty
	Income Trust	28,606	1,116
*	Hanmi Financial Corp.	138,511	1,025
	Stewart Information
	Services Corp.	87,505	1,011
*	Wilshire Bancorp Inc.	268,556	975
	Presidential Life Corp.	95,515	954
	Urstadt Biddle Properties
	Inc. Class A	52,394	947
	SWS Group Inc.	131,747	905
	Getty Realty Corp.	59,615	832
	Bank Mutual Corp.	206,652	657
	Kite Realty Group Trust	142,768	644
*	United Community Banks
	Inc.	84,866	593
	Cedar Realty Trust Inc.	127,221	548
	Parkway Properties Inc.	49,359	487
*	First BanCorp	19,584	68
			324,896
Health Care (11.2%)
*	Healthspring Inc.	293,005	15,981
*	Salix Pharmaceuticals Ltd.	259,074	12,397
*	Questcor Pharmaceuticals
	Inc.	273,980	11,392
*	Cubist Pharmaceuticals Inc.	268,722	10,647
*	Centene Corp.	221,182	8,757
*	Viropharma Inc.	309,332	8,473
*	Align Technology Inc.	299,840	7,114
*	Haemonetics Corp.	109,008	6,673
	Quality Systems Inc.	172,384	6,377
*	Zoll Medical Corp.	97,077	6,133
*	Magellan Health Services
	Inc.	122,989	6,084
	West Pharmaceutical
	Services Inc.	148,497	5,635
*	PSS World Medical Inc.	230,141	5,567
*	PAREXEL International
	Corp.	260,404	5,401

			Market
			Value
		Shares	($000)
*	Par Pharmaceutical Cos.
	Inc.	156,832	5,133
	Chemed Corp.	87,386	4,475
*	Medicines Co.	231,753	4,320
*	Air Methods Corp.	49,572	4,186
*	MWI Veterinary Supply Inc.	55,631	3,696
*	Cyberonics Inc.	108,944	3,650
*	Amsurg Corp. Class A	137,992	3,593
	Meridian Bioscience Inc.	180,956	3,409
*	SonoSite Inc.	61,226	3,298
*	IPC The Hospitalist Co. Inc.	72,083	3,296
*	Neogen Corp.	103,540	3,172
*	CONMED Corp.	121,877	3,129
	Analogic Corp.	53,315	3,056
*	Molina Healthcare Inc.	124,189	2,773
*	Hanger Orthopedic Group
	Inc.	147,050	2,748
*	Kindred Healthcare Inc.	228,726	2,692
*	Integra LifeSciences
	Holdings Corp.	86,602	2,670
*	Abaxis Inc.	94,603	2,618
	Computer Programs &
	Systems Inc.	49,013	2,505
*	Merit Medical Systems Inc.	185,548	2,483
*	ICU Medical Inc.	53,730	2,418
*	Omnicell Inc.	146,067	2,413
*	NuVasive Inc.	185,569	2,336
*	Greatbatch Inc.	103,037	2,277
	Landauer Inc.	41,662	2,146
	Invacare Corp.	140,198	2,144
*	PharMerica Corp.	131,059	1,989
*	Emergent Biosolutions Inc.	109,041	1,836
*	Bio-Reference Labs Inc.	110,126	1,792
	Ensign Group Inc.	72,579	1,778
*	Hi-Tech Pharmacal Co. Inc.	44,664	1,737
	Cantel Medical Corp.	58,713	1,640
*	Corvel Corp.	28,563	1,477
*	Arqule Inc.	238,892	1,347
*	Symmetry Medical Inc.	162,927	1,302
*	Affymetrix Inc.	310,944	1,272
*	Amedisys Inc.	114,846	1,253
*	Natus Medical Inc.	111,239	1,049
*	SurModics Inc.	65,088	954
*	Cambrex Corp.	132,274	950
*	eResearchTechnology Inc.	195,242	916
*	LHC Group Inc.	70,810	909
*	AMN Healthcare Services
	Inc.	181,030	802
*	Palomar Medical
	Technologies Inc.	85,712	797
*	Savient Pharmaceuticals
	Inc.	316,796	706
*	Kensey Nash Corp.	35,319	678
*	Healthways Inc.	91,601	628
*	CryoLife Inc.	127,380	611

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Almost Family Inc.	35,011	580
*	Gentiva Health Services Inc.	77,847	525
*	Cross Country Healthcare Inc.	80,556	447
*	Enzo Biochem Inc.	24,851	56
			225,298
Industrials (15.3%)
	Robbins & Myers Inc.	200,881	9,753
*	Teledyne Technologies Inc.	161,747	8,872
*	Moog Inc. Class A	197,499	8,676
*	Old Dominion Freight Line
	Inc.	207,132	8,395
	Toro Co.	134,583	8,164
	EMCOR Group Inc.	292,489	7,842
	Brady Corp. Class A	229,979	7,260
	Curtiss-Wright Corp.	204,691	7,232
	AO Smith Corp.	170,483	6,840
	Actuant Corp. Class A	301,370	6,838
	Belden Inc.	203,384	6,769
	Applied Industrial
	Technologies Inc.	183,231	6,444
	Mueller Industries Inc.	167,623	6,440
	United Stationers Inc.	186,258	6,065
	Simpson Manufacturing
	Co. Inc.	177,338	5,969
*	Tetra Tech Inc.	274,417	5,925
*	EnerSys	208,232	5,408
*	HUB Group Inc. Class A	164,614	5,338
	Healthcare Services Group
	Inc.	294,126	5,203
	Barnes Group Inc.	205,515	4,955
*	Geo Group Inc.	273,432	4,580
*	II-VI Inc.	240,349	4,413
	ABM Industries Inc.	210,797	4,347
	Watts Water Technologies
	Inc. Class A	126,854	4,340
	Kaydon Corp.	140,852	4,296
	Knight Transportation Inc.	257,478	4,027
	Forward Air Corp.	124,653	3,995
	Unifirst Corp.	67,552	3,833
*	Orbital Sciences Corp.	257,804	3,746
	Franklin Electric Co. Inc.	83,061	3,618
	Heartland Express Inc.	251,436	3,593
*	Allegiant Travel Co. Class A	66,355	3,539
	Briggs & Stratton Corp.	218,572	3,386
	ESCO Technologies Inc.	117,365	3,378
	AAR Corp.	171,584	3,289
	Tennant Co.	82,743	3,216
	Kaman Corp.	115,219	3,148
*	Dycom Industries Inc.	147,885	3,094
	Cubic Corp.	69,865	3,045
	Lindsay Corp.	55,416	3,042
*	EnPro Industries Inc.	91,313	3,011
	Interface Inc. Class A	254,664	2,939
	Albany International Corp.	123,682	2,859
*	Ceradyne Inc.	105,673	2,830

			Market
			Value
		Shares	($000)
*	Astec Industries Inc.	87,690	2,824
	SkyWest Inc.	221,468	2,788
*	SYKES Enterprises Inc.	174,430	2,732
*	Mobile Mini Inc.	154,905	2,703
	CIRCOR International Inc.	76,115	2,688
*	Exponent Inc.	57,814	2,658
	American Science &
	Engineering Inc.	38,939	2,652
*	Navigant Consulting Inc.	231,945	2,646
	Universal Forest Products
	Inc.	85,730	2,646
*	Aegion Corp. Class A	170,974	2,623
	AZZ Inc.	55,229	2,510
	Insperity Inc.	97,967	2,483
*	TrueBlue Inc.	176,420	2,449
	Quanex Building Products
	Corp.	162,379	2,439
*	Aerovironment Inc.	77,332	2,434
	G&K Services Inc. Class A	82,639	2,406
	Encore Wire Corp.	85,233	2,208
	Arkansas Best Corp.	111,816	2,155
	Resources Connection Inc.	196,652	2,083
	National Presto Industries
	Inc.	21,112	1,976
	John Bean Technologies
	Corp.	126,612	1,946
	Standex International Corp.	56,170	1,919
*	Consolidated Graphics Inc.	39,178	1,891
*	Gibraltar Industries Inc.	134,828	1,882
	Griffon Corp.	205,393	1,875
*	On Assignment Inc.	162,377	1,815
	Cascade Corp.	38,339	1,808
	Comfort Systems USA Inc.	166,013	1,780
	Heidrick & Struggles
	International Inc.	79,721	1,717
	Kelly Services Inc. Class A	124,799	1,707
	AAON Inc.	83,307	1,707
	Viad Corp.	89,067	1,557
	Apogee Enterprises Inc.	126,495	1,551
*	GenCorp Inc.	264,807	1,409
*	Powell Industries Inc.	39,963	1,250
	Federal Signal Corp.	279,575	1,160
*	Dolan Co.	136,060	1,159
*	NCI Building Systems Inc.	89,420	972
*	Orion Marine Group Inc.	121,920	811
	CDI Corp.	58,412	807
*	Lydall Inc.	77,161	732
	Vicor Corp.	88,737	706
	Lawson Products Inc.	18,693	288
	Standard Register Co.	57,634	134
			306,638
Information Technology (19.7%)
*	Wright Express Corp.	169,909	9,223
*	Viasat Inc.	185,564	8,558
*	CommVault Systems Inc.	190,038	8,118

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Anixter International Inc.	121,684	7,257
*	Taleo Corp. Class A	181,388	7,018
*	FEI Co.	163,992	6,688
*	Cymer Inc.	133,998	6,668
	Cognex Corp.	184,678	6,610
*	CACI International Inc.
	Class A	115,881	6,480
	MKS Instruments Inc.	229,956	6,397
*	Microsemi Corp.	380,867	6,380
	MAXIMUS Inc.	146,602	6,062
*	Hittite Microwave Corp.	122,534	6,051
*	JDA Software Group Inc.	186,567	6,043
	j2 Global Inc.	204,500	5,755
*	Arris Group Inc.	514,783	5,570
*	Netgear Inc.	164,549	5,524
*	Progress Software Corp.	279,523	5,409
	Blackbaud Inc.	189,190	5,241
*	Cardtronics Inc.	191,943	5,194
*	Take-Two Interactive
	Software Inc.	380,254	5,152
*	DealerTrack Holdings Inc.	182,071	4,963
*	RightNow Technologies Inc.	112,887	4,824
*	Blue Coat Systems Inc.	186,420	4,744
*	Cabot Microelectronics
	Corp.	98,469	4,653
*	Cirrus Logic Inc.	279,122	4,424
	Littelfuse Inc.	101,439	4,360
*	Scansource Inc.	119,396	4,298
*	Synaptics Inc.	140,600	4,239
*	OSI Systems Inc.	86,577	4,223
	Heartland Payment
	Systems Inc.	172,952	4,213
*	Plexus Corp.	151,138	4,138
*	Sourcefire Inc.	125,843	4,075
	Power Integrations Inc.	122,486	4,062
*	GT Advanced
	Technologies Inc.	557,789	4,038
*	MicroStrategy Inc. Class A	35,653	3,862
*	Tessera Technologies Inc.	225,005	3,769
*	Bottomline Technologies
	Inc.	158,370	3,669
*	Manhattan Associates Inc.	90,350	3,657
*	LogMeIn Inc.	92,853	3,579
*	Synchronoss Technologies
	Inc.	117,584	3,552
*	Veeco Instruments Inc.	170,353	3,543
*	TriQuint Semiconductor
	Inc.	726,340	3,537
*	Diodes Inc.	162,182	3,454
*	SYNNEX Corp.	112,586	3,429
*	Benchmark Electronics Inc.	252,252	3,398
*	FARO Technologies Inc.	73,232	3,369
*	Liquidity Services Inc.	88,675	3,272
*	Brightpoint Inc.	300,697	3,235
*	Tyler Technologies Inc.	107,226	3,229

			Market
			Value
		Shares	($000)
*	Websense Inc.	170,926	3,201
*	Ceva Inc.	103,433	3,130
	Ebix Inc.	136,446	3,015
*	Tekelec	272,507	2,978
*	comScore Inc.	140,388	2,976
*	Kulicke & Soffa Industries
	Inc.	319,320	2,954
*	Insight Enterprises Inc.	191,602	2,930
	Brooks Automation Inc.	283,844	2,915
*	Rofin-Sinar Technologies
	Inc.	125,647	2,871
	MTS Systems Corp.	69,488	2,832
*	Stratasys Inc.	92,890	2,825
*	Ultratech Inc.	113,873	2,798
*	ATMI Inc.	139,682	2,798
*	Volterra Semiconductor
	Corp.	107,777	2,760
*	Netscout Systems Inc.	152,621	2,686
*	Rogers Corp.	70,935	2,615
*	LivePerson Inc.	208,118	2,612
*	Standard Microsystems
	Corp.	100,327	2,585
*	Harmonic Inc.	511,226	2,577
	Comtech
	Telecommunications Corp.	89,596	2,564
*	Higher One Holdings Inc.	137,738	2,540
*	Monotype Imaging
	Holdings Inc.	158,832	2,476
*	TTM Technologies Inc.	225,776	2,475
*	Digital River Inc.	164,241	2,467
	OPNET	65,232	2,392
	Park Electrochemical Corp.	91,025	2,332
*	Newport Corp.	165,303	2,250
*	Forrester Research Inc.	65,259	2,215
	Micrel Inc.	218,977	2,214
	Black Box Corp.	78,784	2,209
*	CSG Systems International
	Inc.	149,909	2,205
	United Online Inc.	392,039	2,133
*	iGate Corp.	132,855	2,090
*	Advanced Energy
	Industries Inc.	193,230	2,073
*	DTS Inc.	73,343	1,998
*	Checkpoint Systems Inc.	179,146	1,960
*	Monolithic Power Systems
	Inc.	129,896	1,958
	Badger Meter Inc.	66,471	1,956
*	Entropic Communications
	Inc.	381,028	1,947
*	Measurement Specialties
	Inc.	66,534	1,860
*	InfoSpace Inc.	168,301	1,850
*	Super Micro Computer Inc.	116,924	1,833
*	Mercury Computer
	Systems Inc.	136,167	1,810

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	TeleTech Holdings Inc.	111,189	1,801
	EPIQ Systems Inc.	141,721	1,703
*	Electro Scientific Industries
	Inc.	108,342	1,569
	Daktronics Inc.	161,814	1,549
*	Intermec Inc.	225,627	1,548
*	Interactive Intelligence
	Group Inc.	63,408	1,453
*	Stamps.com Inc.	55,516	1,451
*	Oplink Communications Inc.	85,222	1,404
	CTS Corp.	152,344	1,402
*	Nanometrics Inc.	75,116	1,384
	Methode Electronics Inc.	166,320	1,379
*	Perficient Inc.	136,497	1,366
*	Rudolph Technologies Inc.	142,739	1,322
*	Exar Corp.	201,017	1,307
*	Digi International Inc.	113,311	1,265
	Cohu Inc.	108,576	1,232
*	CIBER Inc.	319,255	1,232
*	Virtusa Corp.	82,699	1,197
*	Kopin Corp.	299,634	1,163
*	STR Holdings Inc.	140,885	1,159
*	XO Group Inc.	125,946	1,050
*	Symmetricom Inc.	190,196	1,025
*	Supertex Inc.	54,298	1,025
*	Sigma Designs Inc.	143,028	858
	Bel Fuse Inc. Class B	45,490	853
*	Pericom Semiconductor
	Corp.	109,399	833
*	Avid Technology Inc.	97,459	831
*	Intevac Inc.	102,967	762
*	Rubicon Technology Inc.	79,206	744
	PC-Tel Inc.	85,128	582
*	DSP Group Inc.	105,722	551
*	Agilysys Inc.	68,719	546
	Pulse Electronics Corp.	189,288	530
*	Radisys Corp.	103,730	525
*	Novatel Wireless Inc.	145,482	455
*	THQ Inc.	308,692	235
*	NCI Inc. Class A	14,016	163
			394,525
Materials (5.0%)
	Buckeye Technologies Inc.	172,147	5,757
	Balchem Corp.	127,052	5,151
	Eagle Materials Inc.	197,245	5,061
	HB Fuller Co.	215,973	4,991
	Schweitzer-Mauduit
	International Inc.	70,872	4,710
	PolyOne Corp.	396,322	4,578
	AK Steel Holding Corp.	484,735	4,004
*	Calgon Carbon Corp.	249,318	3,917
	Texas Industries Inc.	123,111	3,789
*	Clearwater Paper Corp.	99,761	3,552

			Market
			Value
		Shares	($000)
	Kaiser Aluminum Corp.	69,785	3,202
*	OM Group Inc.	142,485	3,190
	Koppers Holdings Inc.	90,805	3,120
*	RTI International Metals Inc.	133,685	3,103
	AMCOL International Corp.	109,890	2,951
	Stepan Co.	36,486	2,925
	Haynes International Inc.	53,279	2,909
	Deltic Timber Corp.	47,698	2,880
*	Kraton Performance
	Polymers Inc.	140,746	2,857
	A Schulman Inc.	128,326	2,718
*	KapStone Paper and
	Packaging Corp.	172,115	2,709
	Tredegar Corp.	103,323	2,296
*	LSB Industries Inc.	81,423	2,282
	Quaker Chemical Corp.	56,829	2,210
*	Materion Corp.	90,193	2,190
*	Century Aluminum Co.	238,665	2,031
	Myers Industries Inc.	146,259	1,805
	Wausau Paper Corp.	217,944	1,800
	Neenah Paper Inc.	66,737	1,490
	Hawkins Inc.	39,500	1,456
	American Vanguard Corp.	103,449	1,380
	Zep Inc.	98,394	1,376
	Olympic Steel Inc.	41,054	957
*	AM Castle & Co.	75,467	714
*	Headwaters Inc.	276,738	614
			100,675
Telecommunication Services (0.6%)
*	Cincinnati Bell Inc.	854,963	2,591
	Atlantic Tele-Network Inc.	40,961	1,599
*	General Communication
	Inc. Class A	152,272	1,491
	USA Mobility Inc.	99,413	1,379
	NTELOS Holdings Corp.	66,838	1,362
*	Neutral Tandem Inc.	102,089	1,091
	Lumos Networks Corp.	66,839	1,025
*	Cbeyond Inc.	94,863	760
			11,298
Utilities (4.6%)
	Piedmont Natural Gas Co.
	Inc.	316,491	10,754
	New Jersey Resources
	Corp.	182,151	8,962
	Southwest Gas Corp.	201,493	8,561
	UIL Holdings Corp.	221,197	7,824
	South Jersey Industries Inc.	131,857	7,491
	Avista Corp.	256,060	6,593
	El Paso Electric Co.	175,771	6,089
	Unisource Energy Corp.	161,938	5,979
	Allete Inc.	141,429	5,937
	NorthWestern Corp.	159,037	5,692
	Northwest Natural Gas Co.	117,165	5,616

Tax-Managed Small-Cap Fund

		Market
		Value
	Shares	($000)
Laclede Group Inc.	98,399	3,982
CH Energy Group Inc.	64,981	3,794
American States Water Co.	82,518	2,880
Central Vermont Public
Service Corp.	59,439	2,086
		92,240
Total Investments (100.0%)
(Cost $1,584,662)		2,005,568
Other Assets and Liabilities (0.0%)
Other Assets		9,741
Liabilities		(9,675)
		66
Net Assets (100%)		2,005,634

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	1,624,517
Overdistributed Net Investment Income	(2,888)
Accumulated Net Realized Losses	(36,901)
Unrealized Appreciation (Depreciation)	420,906
Net Assets	2,005,634

Admiral Shares—Net Assets
Applicable to 68,114,898 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,857,115
Net Asset Value Per Share—
Admiral Shares	$27.26

Institutional Shares—Net Assets
Applicable to 5,433,565 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	148,519
Net Asset Value Per Share—
Institutional Shares	$27.33

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group. REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends[1]	20,334
Interest[1]	5
Total Income	20,339
Expenses
The Vanguard Group—Note B
Investment Advisory Services	146
Management and Administrative—Admiral Shares	1,584
Management and Administrative—Institutional Shares	60
Marketing and Distribution—Admiral Shares	424
Marketing and Distribution—Institutional Shares	41
Custodian Fees	61
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	19
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,365
Net Investment Income	17,974
Realized Net Gain (Loss) on Investment Securities Sold[1]	103,170
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(94,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,496

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $683,000, $4,000, and $5,666,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,974	17,282
Realized Net Gain (Loss)	103,170	81,408
Change in Unrealized Appreciation (Depreciation)	(94,648)	320,986
Net Increase (Decrease) in Net Assets Resulting from Operations	26,496	419,676
Distributions
Net Investment Income
Admiral Shares[1]	(16,493)	(16,144)
Institutional Shares	(1,326)	(1,390)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
Total Distributions	(17,819)	(17,534)
Capital Share Transactions
Admiral Shares[1]	(28,775)	(22,404)
Institutional Shares	(862)	20,389
Net Increase (Decrease) from Capital Share Transactions	(29,637)	(2,015)
Total Increase (Decrease)	(20,960)	400,127
Net Assets
Beginning of Period	2,026,594	1,626,467
End of Period[2]	2,005,634	2,026,594

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior period’s Distributions and Capital Share Transactions are for the Investor class.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,888,000) and ($3,043,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.17	$21.75	$17.44	$25.62	$25.72
Investment Operations
Net Investment Income	.245	.231	.146	.266	.229
Net Realized and Unrealized Gain (Loss)
on Investments[1]	.089	5.424	4.316	(8.174)	(.097)
Total from Investment Operations	.334	5.655	4.462	(7.908)	.132
Distributions
Dividends from Net Investment Income	(.244)	(.235)	(.152)	(.272)	(.232)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.244)	(.235)	(.152)	(.272)	(.232)
Net Asset Value, End of Period	$27.26	$27.17	$21.75	$17.44	$25.62

Total Return[2]	1.22%	25.99%	25.59%	-30.82%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,857	$1,879	$1,527	$1,258	$1,793
Ratio of Total Expenses to
Average Net Assets	0.12%	0.18%	0.19%	0.14%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.88%	0.98%	0.79%	1.16%	0.86%
Portfolio Turnover Rate[3]	40%	46%	37%	32%	53%

Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor class.
1 Includes increases from redemption fees of $0.00, $0.00, $0.01, $0.01, and $0.01.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.23	$21.80	$17.47	$25.66	$25.77
Investment Operations
Net Investment Income	.257	.257	.161	.275	.242
Net Realized and Unrealized Gain (Loss)
on Investments[1]	.088	5.432	4.337	(8.184)	(.108)
Total from Investment Operations	.345	5.689	4.498	(7.909)	.134
Distributions
Dividends from Net Investment Income	(.245)	(.259)	(.168)	(.281)	(.244)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.245)	(.259)	(.168)	(.281)	(.244)
Net Asset Value, End of Period	$27.33	$27.23	$21.80	$17.47	$25.66

Total Return[2]	1.26%	26.09%	25.75%	-30.77%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149	$147	$99	$102	$171
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.92%	1.08%	0.89%	1.21%	0.90%
Portfolio Turnover Rate[3]	40%	46%	37%	32%	53%

1 Includes increases from redemption fees of $0.00, $0.00, $0.02, $0.01, and $0.01.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to May 14, 2011, the fund offered Investor Shares. Effective at the close of business on May 13, 2011, Investor Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $323,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $40,945,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $151,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $33,436,000 to offset future net capital gains through December 31, 2017.

At December 31, 2011, the cost of investment securities for tax purposes was $1,588,126,000. Net unrealized appreciation of investment securities for tax purposes was $417,442,000, consisting of unrealized gains of $509,467,000 on securities that had risen in value since their purchase and $92,025,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $890,455,000 of investment securities and sold $919,032,000 of investment securities, other than temporary cash investments.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	106,650	3,914	105,382	4,463
Issued in Lieu of Cash Distributions	13,005	472	13,025	475
Redeemed[2]	(148,430)	(5,445)	(140,811)	(5,969)
Net Increase (Decrease)—Admiral Shares	(28,775)	(1,059)	(22,404)	(1,031)
Institutional Shares
Issued	73,943	2,772	59,059	2,276
Issued in Lieu of Cash Distributions	748	27	824	30
Redeemed[2]	(75,553)	(2,768)	(39,494)	(1,462)
Net Increase (Decrease)—Institutional Shares	(862)	31	20,389	844

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior period’s capital share transactions are for the Investor class.
2 Net of redemption fees for fiscal 2011 and 2010 of $105,000 and $339,000, respectively (fund totals). Effective April 28, 2011, the redemption fee was eliminated.

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund: In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 15, 2012

Special 2011 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 69.77% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Fund	($000)
Tax-Managed Balanced Fund	5,832
Tax-Managed Growth and Income Fund	44,959
Tax-Managed Capital Appreciation Fund	61,277
Tax-Managed Small-Cap Fund	17,819

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	99.6%[1]
Tax-Managed Growth and Income Fund	100.0
Tax-Managed Capital Appreciation Fund	100.0
Tax-Managed Small-Cap Fund	93.1
1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Admiral Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes. Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2011
	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	5.58%	3.36%	4.63%
Returns After Taxes on Distributions	5.46	3.23	4.50
Returns After Taxes on Distributions and Sale of Fund Shares	4.42	3.14	4.26

	One	Five	Ten
	Year	Years	Years
Tax-Managed Growth and Income Fund Admiral Shares
Returns Before Taxes	2.00%	-0.28%	2.92%
Returns After Taxes on Distributions	1.71	-0.59	2.59
Returns After Taxes on Distributions and Sale of Fund Shares	1.70	-0.26	2.45

	One	Five	Ten
	Year	Years	Years
Tax-Managed Capital Appreciation Fund Admiral Shares
Returns Before Taxes	1.38%	0.12%	3.40%
Returns After Taxes on Distributions	1.12	-0.15	3.15
Returns After Taxes on Distributions and Sale of Fund Shares	1.24	0.07	2.90

	One	Five	Ten
Average Annual Total Returns: Tax-Managed Funds	Year	Years	Years
Periods Ended December 31, 2011
Tax-Managed Small-Cap Fund Admiral Shares
Returns Before Taxes	1.22%	2.18%	7.14%
Returns After Taxes on Distributions	1.09	2.02	6.98
Returns After Taxes on Distributions and Sale of Fund Shares	0.97	1.83	6.26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,003.31	$0.56
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$962.53	$0.59
Institutional Shares	1,000.00	962.81	0.40
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$952.02	$0.59
Institutional Shares	1,000.00	952.19	0.39
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$940.16	$0.49
Institutional Shares	1,000.00	940.30	0.39
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1024.65	$0.56
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.11%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.10% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q870 022012

Annual Report | December 31, 2011

Vanguard Tax-Managed
International Fund

Including Vanguard MSCI EAFE ETF

> For the fiscal year ended December 31, 2011, Vanguard Tax-Managed International Fund––including Vanguard MSCI EAFE ETF––returned about –13% as global stock markets faced a myriad of economic and political obstacles.

> Among major markets, stocks in Japan, France, Germany, and Australia were most responsible for the fund’s decline.

> The financials, materials, and industrials sectors were among the worst performers, while health care was the best.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	27
About Your Fund’s Expenses.	28
Glossary.	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Tax-Managed International Fund
Admiral™ Shares	-12.51%
Institutional Shares	-12.62
MSCI EAFE ETF Shares
Market Price	-12.30
Net Asset Value	-12.57
MSCI EAFE Index	-12.14
International Funds Average	-13.49
International Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Admiral Shares	$11.58	$9.79	$0.338	$0.000
Institutional Shares	11.60	9.79	0.344	0.000
MSCI EAFE ETF Shares	36.04	30.44	1.058	0.000

1

Chairman’s Letter

Dear Shareholder,

International stocks, which withstood a series of challenges through the first half of the fiscal year, finally succumbed as the bad news escalated in the second half. For the 12 months ended December 31, 2011, Vanguard Tax-Managed International Fund returned about –13% for all share classes, including Vanguard MSCI EAFE ETF.

The fund’s return was close to that of its benchmark, the MSCI EAFE Index. The result would have been even closer if not for a small divergence that was related to fair-value pricing policies required by the Securities and Exchange Commission. (See the box on page 6 for an explanation of fair-value pricing.) The fund’s return was a bit higher than the average return of competitor international funds, many of which were hurt by their exposure to emerging markets. Your fund invests in the stocks of developed nations, which didn’t decline as sharply as emerging markets stocks.

During the year, the fund’s advisor, Vanguard Quantitative Equity Group, continued to avoid distributing taxable gains to shareholders. A table showing the fund’s after-tax returns appears later in this report.

2

International stocks off sharply, U.S. stock market ekes out gain
International stock prices finished the year with a double-digit decline, in contrast with a modestly positive return for U.S. stocks. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

In the United States, stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

As yields fell, bonds delivered unexpectedly strong returns
Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

3

shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

For developed markets, weakness across sectors, countries
Vanguard Tax-Managed International Fund has a pair of missions. The fund takes an index-oriented approach as it attempts to track the MSCI EAFE Index. And, as its name suggests, the fund also considers the effects of taxable dividend income and strives to help maximize the funds after-tax return.

As I mentioned earlier, the fund was successful in both capturing the index’s return and avoiding the distribution of any taxable gains. Of course, that doesn’t mean the overall result wasn’t a disappointment for investors during a turbulent fiscal year for the developed markets of Europe and the Pacific region. The fund consists of about two-thirds European stocks and one-third stocks from the Pacific region. While the regions faced different types of challenges, the results for both were double-digit declines: nearly –14% for the Pacific region and about –10% for Europe.

Expense Ratios
Your Fund Compared With Its Peer Group
			MSCI
			EAFE
	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed International Fund	0.18%	0.08%	0.12%	1.42%

The fund expense ratios shown are from the prospectuses dated May 13, 2011 (for ETF Shares), and July 15, 2011 (for Admiral and Institutional Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the fund’s expense ratios were 0.12% for Admiral Shares, 0.08% for Institutional Shares, and 0.12% for MSCI EAFE ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: International Funds.

4

Currency fluctuations had a mixed effect on the fund’s performance. The dollar rose about 3% against the euro and most other developed-market currencies, diminishing market returns for U.S. investors. Although Japan experienced major setbacks, the yen rose about 5% against the dollar, lifting market returns for U.S. investors.

Europe’s sovereign-debt crisis intensified through the spring and summer, triggering a broad sell-off of European stocks. Seven of the ten industry sectors posted negative returns, with financials, materials, and industrials stocks among the worst performers. The United Kingdom, Europe’s largest country by market capitalization, held up better than most with a return of about –2%, but France, Germany, Italy,

Sweden, the Netherlands, and Spain were among the larger countries that suffered double-digit declines.

Financial stocks were hit particularly hard as European banks struggled under government debt. Although the problems originated in Greece, banks across Europe were caught in the downdraft, particularly major institutions in the United Kingdom, France, Switzerland, Germany, Spain, and Italy.

Japan, the Pacific region’s largest country by market capitalization, weighed most on performance after March’s devastating earthquake, tsunami, and nuclear crisis. While Japan’s companies began to recover from the disaster as the year continued,

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Tax-Managed International Fund Admiral Shares	4.83%
MSCI EAFE Index	4.67
International Funds Average	4.13
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Investment insight
A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a bit
more than would be expected. This
may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in the
United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or market-
wide developments, for example.
Such price changes are not imme-
diately reflected in international
index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of the
fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

the country finished the year with a return of about –14%. The declines were widespread, with financials, consumer discretionary, and information technology stocks the chief detractors. Australia’s materials sector was another trouble spot as global demand waned for the nation’s commodity exports, mostly in the mining industry. Financial stocks in Hong Kong and Singapore also hurt returns.

Good news was hard to find in the developed international markets, but the health care, consumer staples, and energy sectors managed positive—albeit single-digit—returns. The only countries that avoided a negative performance were Ireland and New Zealand, but because of their small weightings they were no match for the losses of their peers.

Positive long-term results in a demanding decade
Despite facing problems of every sort over the past decade, developed-market stocks have managed a respectable long-term record. For the ten years ended December 31, 2011, Vanguard Tax-Managed International Fund has posted an average annual return of 4.83% for Admiral Shares while adhering to its tax-management objective and closely following the performance of the benchmark MSCI EAFE Index.

This performance is a credit to the fund’s advisor, Vanguard Quantitative Equity Group, whose professionals have decades of experience and have developed advanced portfolio construction, trading,

6

and tax-management techniques. The fund also benefits from low operating costs, which allow shareholders to capture more of the markets’ returns.

From international markets, an opportunity for diversification
As we’ve seen over the last year, the risk involved in holding international stocks is based in harsh reality. Natural disasters and geopolitical problems, while not unique to international stocks, can send those markets into a tailspin. At the same time, the rebounds, when they occur, can be significant and worth the wait. Also, because international stocks often behave differently from their U.S. counterparts––and from region to region––they can help to diversify your portfolio, a crucial benefit in times like these.

These are among the reasons Vanguard encourages long-term investors to hold international and domestic equities in addition to other asset classes. The best way to do that is to construct a diversified and balanced portfolio tailored to your specific goals, time horizon, and appetite for risk.

Vanguard Tax-Managed International Fund, with its proven tax efficiency, broad exposure to developed countries, and low costs, can play an important role as a long-term international equity holding.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2012

7

Tax-Managed International Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics

MSCI
EAFE
	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTMGX	VTMNX	VEA
Expense Ratio[1]	0.18%	0.08%	0.12%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	898	925	1,841
Median Market Cap	$31.4B	$31.3B	$26.2B
Price/Earnings Ratio	11.7x	11.7x	11.6x
Price/Book Ratio	1.3x	1.3x	1.4x
Return on Equity	17.4%	17.3%	17.7%
Earnings Growth Rate	-1.2%	-1.2%	2.8%
Dividend Yield	3.8%	3.8%	3.5%
Turnover Rate	5%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.1%	10.0%	9.0%
Consumer Staples	11.6	11.5	10.1
Energy	9.2	9.2	11.8
Financials	20.7	21.4	22.9
Health Care	10.0	10.0	7.2
Industrials	12.7	12.5	10.5
Information
Technology	4.8	4.7	6.3
Materials	10.2	10.1	11.7
Telecommunication
Services	6.1	6.1	6.4
Utilities	4.6	4.5	4.1

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.98	0.97
Beta	1.05	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell PLC	Integrated Oil &
	Gas	2.5%
Nestle SA	Packaged Foods &
	Meats	2.0
BHP Billiton	Diversified Metals
	& Mining	1.9
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.5
HSBC Holdings plc	Diversified Banks	1.4
BP plc	Integrated Oil &
	Gas	1.4
Novartis AG	Pharmaceuticals	1.4
Roche Holding AG	Pharmaceuticals	1.3
GlaxoSmithKline plc	Pharmaceuticals	1.2
Total SA	Integrated Oil &
	Gas	1.1
Top Ten		15.7%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectuses dated May 13, 2011 (for ETF Shares), and July 15, 2011 (for Admiral and Institutional Shares). They represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2011, the expense ratios were 0.12% for Admiral Shares, 0.08% for Institutional Shares, and 0.12% for MSCI EAFE ETF Shares.

8

Tax-Managed International Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	23.4%	23.3%	15.9%
France	9.1	9.1	6.2
Switzerland	8.6	8.6	5.9
Germany	7.9	7.8	5.4
Spain	3.3	3.3	2.2
Sweden	3.1	3.1	2.1
Netherlands	2.5	2.5	1.7
Italy	2.3	2.3	1.6
Denmark	1.0	1.1	0.7
Other	3.4	3.5	2.4
Subtotal	64.6%	64.6%	44.1%
Pacific
Japan	21.6%	21.6%	14.7%
Australia	8.5	8.6	5.9
Hong Kong	2.8	2.8	1.9
Singapore	1.7	1.7	1.1
Other	0.1	0.1	0.1
Subtotal	34.7%	34.8%	23.7%
Emerging Markets	0.0%	0.0%	23.4%
North America	0.0%	0.0%	8.4%
Middle East	0.7%	0.6%	0.4%

9

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(7/20/2007)	Investment
MSCI EAFE ETF Shares Net Asset
Value	-12.57%	-7.68%	$7,007
MSCI EAFE ETF Shares Market Price	-12.30	-7.60	7,036
MSCI All Country World Index ex
USA	-13.33	-6.22	7,515
MSCI EAFE Index	-12.14	-7.96	6,913
International Funds Average	-13.49	-7.75	6,985

International Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.
See Financial Highlights for dividend and capital gains information.

10

Tax-Managed International Fund

		Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed International Fund Admiral
Shares	-12.51%	-4.51%	4.83%	$16,021
MSCI All Country World Index ex USA	-13.33	-2.48	6.76	19,231
MSCI EAFE Index	-12.14	-4.72	4.67	15,779

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed International Fund Institutional
Shares	-12.62%	-4.46%	4.90%	$8,066,598
MSCI All Country World Index ex USA	-13.33	-2.48	6.76	9,615,251
MSCI EAFE Index	-12.14	-4.72	4.67	7,889,233

Cumulative Returns of ETF Shares:July 20, 2007 , Through December 31, 2011
		Since
	One	Inception
	Year	(7/20/2007)
MSCI EAFE
ETF Shares Market Price	-12.30%	-29.64%
MSCI EAFE
ETF Shares Net Asset Value	-12.57	-29.93
MSCI EAFE Index	-12.14	-30.87
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.

11

Tax-Managed International Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.

12

Tax-Managed International Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	2,774,655	97,942	1.2%
Commonwealth Bank of Australia	1,339,896	67,305	0.8%
Westpac Banking Corp.	2,607,193	53,224	0.7%
Australia & New Zealand Banking Group Ltd.	2,264,121	47,422	0.6%
National Australia Bank Ltd.	1,897,650	45,205	0.6%
Australia—Other †		364,142	4.6%
		675,240	8.5%

Austria †		18,754	0.2%

Belgium
Anheuser-Busch InBev NV	688,588	42,027	0.5%
Belgium—Other †		33,305	0.4%
		75,332	0.9%
Denmark
Novo Nordisk A/S Class B	359,067	41,251	0.5%
Denmark—Other †		42,141	0.5%
		83,392	1.0%

Finland †		66,254	0.8%

France
Total SA	1,780,047	90,833	1.1%
Sanofi	964,120	70,476	0.9%
BNP Paribas SA	817,043	31,816	0.4%
France—Other †		529,483	6.7%
		722,608	9.1%

13

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	693,324	66,335	0.8%
BASF SE	774,530	53,922	0.7%
Bayer AG	694,309	44,341	0.6%
SAP AG	775,794	41,033	0.5%
Allianz SE	382,856	36,565	0.5%
Daimler AG	765,080	33,517	0.4%
E.ON AG	1,522,672	32,814	0.4%
Germany—Other †		317,063	4.0%
		625,590	7.9%

Greece †		6,758	0.1%

[1]Hong Kong
Hang Seng Bank Ltd.	639,243	7,572	0.1%
Orient Overseas International Ltd.	149,800	871	0.0%
Hong Kong—Other †		214,908	2.7%
		223,351	2.8%

Ireland †		22,965	0.3%

Israel
Teva Pharmaceutical Industries Ltd.	793,538	32,033	0.4%
Israel—Other †		20,070	0.2%
		52,103	0.6%
Italy
ENI SPA	2,029,128	41,836	0.5%
Italy—Other †		138,111	1.8%
		179,947	2.3%
Japan
Toyota Motor Corp.	2,323,418	76,829	1.0%
Mitsubishi UFJ Financial Group Inc.	10,746,344	45,494	0.6%
Canon Inc.	948,733	41,751	0.5%
Honda Motor Co. Ltd.	1,364,339	41,559	0.5%
Sumitomo Mitsui Financial Group Inc.	1,135,458	31,489	0.4%
Chugai Pharmaceutical Co. Ltd.	200,400	3,303	0.1%
Daihatsu Motor Co. Ltd.	174,000	3,094	0.0%
Hino Motors Ltd.	145,000	878	0.0%
Japan—Other †		1,474,553	18.5%
		1,718,950	21.6%
Netherlands
Unilever NV	1,374,590	47,264	0.6%
Netherlands—Other †		150,467	1.9%
		197,731	2.5%

New Zealand †		9,375	0.1%

Norway †		73,748	0.9%

Portugal †		17,479	0.2%

14

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Singapore †		132,405	1.7%

Spain
Telefonica SA	3,462,169	59,647	0.8%
Banco Santander SA	7,115,266	53,754	0.7%
Banco Bilbao Vizcaya Argentaria SA	3,873,012	33,363	0.4%
Spain—Other †		113,000	1.4%
		259,764	3.3%

Sweden †		244,232	3.1%

[1]Switzerland
Nestle SA	2,775,490	159,378	2.0%
Novartis AG	1,963,246	112,088	1.4%
Roche Holding AG	591,328	100,004	1.3%
UBS AG	3,075,758	36,487	0.5%
ABB Ltd.	1,852,970	34,810	0.4%
Switzerland—Other †		242,156	3.0%
		684,923	8.6%
United Kingdom
Vodafone Group plc	42,770,330	119,249	1.5%
HSBC Holdings plc	15,007,160	114,566	1.4%
BP plc	15,938,023	113,532	1.4%
Royal Dutch Shell plc Class A	2,969,039	108,933	1.4%
GlaxoSmithKline plc	4,271,268	97,326	1.2%
Royal Dutch Shell plc Class B	2,259,855	85,961	1.1%
British American Tobacco plc	1,664,960	78,987	1.0%
BG Group plc	2,841,270	60,700	0.8%
Rio Tinto plc	1,172,421	57,269	0.7%
AstraZeneca plc	1,133,389	52,354	0.7%
BHP Billiton plc	1,759,863	51,451	0.6%
Diageo plc	2,113,211	46,174	0.6%
Standard Chartered plc	1,992,492	43,581	0.6%
TESCO plc	6,691,884	41,870	0.5%
Anglo American plc	1,101,732	40,698	0.5%
Unilever plc	1,080,897	36,247	0.5%
Imperial Tobacco Group plc	856,879	32,425	0.4%
Royal Dutch Shell plc Class A	67,103	2,446	0.0%
United Kingdom—Other †		675,793	8.5%
		1,859,562	23.4%
Total Investments (Cost $8,961,127)		7,950,463	99.9%
Other Assets and Liabilities
Other Assets		31,633	0.4%
Liabilities		(24,057)	(0.3%)
		7,576	0.1%
Net Assets		7,958,039	100.0%

15

Tax-Managed International Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	9,404,894
Overdistributed Net Investment Income	(6,226)
Accumulated Net Realized Losses	(429,734)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,010,664)
Foreign Currencies	(231)
Net Assets	7,958,039

Admiral Shares—Net Assets
Applicable to 125,577,336 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,229,047
Net Asset Value Per Share—Admiral Shares	$9.79

Institutional Shares—Net Assets
Applicable to 29,980,558 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	293,649
Net Asset Value Per Share—Institutional Shares	$9.79

ETF Shares—Net Assets
Applicable to 211,423,713 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,435,343
Net Asset Value Per Share—ETF Shares	$30.44

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011 the aggregate value of these securities was $10,968,000, representing 0.1% of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Tax-Managed International Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends[1]	278,437
Interest[2]	27
Total Income	278,464
Expenses
The Vanguard Group—Note B
Investment Advisory Services	576
Management and Administrative—Admiral Shares	1,060
Management and Administrative—Institutional Shares	93
Management and Administrative—ETF Shares	4,629
Marketing and Distribution—Admiral Shares	334
Marketing and Distribution—Institutional Shares	77
Marketing and Distribution—ETF Shares	1,787
Custodian Fees	915
Auditing Fees	36
Shareholders’ Reports—Admiral Shares	52
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	61
Trustees’ Fees and Expenses	7
Total Expenses	9,627
Net Investment Income	268,837
Realized Net Gain (Loss)
Investment Securities Sold	94,182
Foreign Currencies	(1,444)
Realized Net Gain (Loss)	92,738
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,527,416)
Foreign Currencies	(252)
Change in Unrealized Appreciation (Depreciation)	(1,527,668)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,166,093)
1 Dividends are net of foreign withholding taxes of $22,494,000.
2 Interest income from an affiliated company of the fund was $27,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	268,837	168,238
Realized Net Gain (Loss)	92,738	288,616
Change in Unrealized Appreciation (Depreciation)	(1,527,668)	102,039
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,166,093)	558,893
Distributions
Net Investment Income
Admiral Shares[1]	(41,602)	(35,288)
Institutional Shares	(9,198)	(6,263)
ETF Shares	(217,331)	(129,223)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(268,131)	(170,774)
Capital Share Transactions
Admiral Shares[1]	(22,043)	(11,713)
Institutional Shares	88,145	24,551
ETF Shares	2,183,653	757,013
Net Increase (Decrease) from Capital Share Transactions	2,249,755	769,851
Total Increase (Decrease)	815,531	1,157,970
Net Assets
Beginning of Period	7,142,508	5,984,538
End of Period[2]	7,958,039	7,142,508

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior period’s Distributions and Capital Share Transactions are for the Investor class.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($6,226,000) and ($5,506,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Tax-Managed International Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.58	$10.95	$8.74	$15.40	$14.16
Investment Operations
Net Investment Income	.342	.278	.277[1]	.290	.332
Net Realized and Unrealized Gain (Loss)
on Investments	(1.794)	.634	2.190	(6.661)	1.244
Total from Investment Operations	(1.452)	.912	2.467	(6.371)	1.576
Distributions
Dividends from Net Investment Income	(.338)	(.282)	(.257)	(.289)	(.336)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.338)	(.282)	(.257)	(.289)	(.336)
Net Asset Value, End of Period	$9.79	$11.58	$10.95	$8.74	$15.40

Total Return[2]	-12.51%	8.36%	28.27%	-41.27%	11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,229	$1,476	$1,409	$1,131	$1,915
Ratio of Total Expenses to
Average Net Assets	0.12%	0.18%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.31%	2.70%	2.87%	3.47%	2.71%
Portfolio Turnover Rate[3]	5%	6%	9%	16%	6%

Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor class.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Tax-Managed International Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.60	$10.96	$8.74	$15.41	$14.17
Investment Operations
Net Investment Income	.347	.289	.288[1]	.296	.341
Net Realized and Unrealized Gain (Loss)
on Investments	(1.813)	.644	2.197	(6.671)	1.244
Total from Investment Operations	(1.466)	.933	2.485	(6.375)	1.585
Distributions
Dividends from Net Investment Income	(.344)	(.293)	(.265)	(.295)	(.345)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.344)	(.293)	(.265)	(.295)	(.345)
Net Asset Value, End of Period	$9.79	$11.60	$10.96	$8.74	$15.41

Total Return[2]	-12.62%	8.55%	28.48%	-41.27%	11.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$294	$253	$219	$242	$568
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.10%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.35%	2.80%	2.97%	3.53%	2.77%
Portfolio Turnover Rate[3]	5%	6%	9%	16%	6%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Tax-Managed International Fund

Financial Highlights

MSCI EAFE ETF Shares
					July 20,
					2007[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$36.04	$34.06	$27.18	$47.92	$49.99
Investment Operations
Net Investment Income	1.067	.887	.860[2]	.934	.204
Net Realized and Unrealized Gain (Loss)
on Investments	(5.609)	1.990	6.836	(20.744)	(1.219)
Total from Investment Operations	(4.542)	2.877	7.696	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(1.058)	(.897)	(.816)	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.058)	(.897)	(.816)	(.930)	(1.055)
Net Asset Value, End of Period	$30.44	$36.04	$34.06	$27.18	$47.92

Total Return	-12.57%	8.47%	28.34%	-41.25%	-2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,435	$5,414	$4,356	$2,292	$653
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.11%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	3.31%	2.76%	2.92%	3.51%	2.74%[3]
Portfolio Turnover Rate[4]	5%	6%	9%	16%	6%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares are available to any investor who meets the funds’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard MSCI EAFE ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker. Prior to May 14, 2011, the fund offered Investor Shares. Effective at the close of business on May 13, 2011, the Investor Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

22

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2011, the fund had contributed capital of $1,313,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.53% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,634	7,946,829	—

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	75
Change in Unrealized Appreciation (Depreciation)	(75)
Balance as of December 31, 2011	—

23

Tax-Managed International Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized net foreign currency losses of $1,444,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income.

During the year ended December 31, 2011, the fund realized $92,095,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $2,416,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $429,605,000 to offset future net capital gains of $90,589,000 through December 31, 2016, and $339,016,000 through December 31, 2017.

At December 31, 2011, the cost of investment securities for tax purposes was $8,961,255,000. Net unrealized depreciation of investment securities for tax purposes was $1,010,792,000, consisting of unrealized gains of $531,650,000 on securities that had risen in value since their purchase and $1,542,442,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2011, the fund purchased $2,918,729,000 of investment securities and sold $681,422,000 of investment securities, other than temporary cash investments.

24

Tax-Managed International Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	1,634,445	136,031	110,270	10,303
Issued in Lieu of Cash Distributions	32,302	3,328	27,785	2,426
Redeemed[2]	(1,688,790)	(141,153)	(149,768)	(14,095)
Net Increase (Decrease)—Admiral Shares	(22,043)	(1,794)	(11,713)	(1,366)
Institutional Shares
Issued	94,698	8,648	93,918	8,828
Issued in Lieu of Cash Distributions	7,529	775	4,669	407
Redeemed[2]	(14,082)	(1,224)	(74,036)	(7,475)
Net Increase (Decrease)—Institutional Shares	88,145	8,199	24,551	1,760
ETF Shares
Issued	2,453,259	69,201	1,181,384	35,340
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(269,606)	(8,000)	(424,371)	(13,000)
Net Increase (Decrease)—ETF Shares	2,183,653	61,201	757,013	22,340

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. The prior period’s capital share transactions are for the Investor class.
2 Net of redemption fees for fiscal 2011 and 2010 of $155,000 and $957,000 respectively (fund totals).

G. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed International Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed International Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 16, 2012

Special 2011 tax information (unaudited) for Vanguard Tax-Managed International Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $268,131,000 of qualified dividend income to shareholders during the fiscal year

The fund designates to shareholders foreign source income of $301,435,000 and foreign taxes paid of $22,434,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar-year amounts to be included on their 2011 tax returns.

26

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for ETF Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: MSCI EAFE ETF Shares
Periods Ended December 31, 2011
		Since
	One	Inception
	Year	(7/20/2007)
Returns Before Taxes	-12.57%	-7.68%
Returns After Taxes on Distributions	-12.85	-7.95
Returns After Taxes on Distributions and Sale of Fund Shares	-7.42	-6.21

Returns do not include the 2% fee on redemptions of shares held for less than two months.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Admiral Shares	$1,000.00	$831.56	$0.37
Institutional Shares	1,000.00	831.27	0.32
MSCI EAFE ETF Shares	1,000.00	831.16	0.46
Based on Hypothetical 5% Yearly Return
Admiral Shares	$1,000.00	$1,024.80	$0.41
Institutional Shares	1,000.00	1,024.85	0.36
MSCI EAFE ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.08% for Admiral Shares, 0.07% for Institutional Shares, and 0.10% for MSCI EAFE ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

30

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2011: $147,000
Fiscal Year Ended December 31, 2010: $137,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2011: $3,978,540
Fiscal Year Ended December 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2011: $1,341,750
Fiscal Year Ended December 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2011: $373,830
Fiscal Year Ended December 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2011: $16,000 Fiscal Year Ended December 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2011: $389,830
Fiscal Year Ended December 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number 33-23444,
Incorporated by Reference.